UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 99.9%		$4,792,485,086
(Cost $3,997,376,213)
Communication services 16.8%		804,426,810
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,443,654	76,657,426
Twenty-First Century Fox, Inc., Class A	110,717	5,459,455
Twenty-First Century Fox, Inc., Class B	1,672,962	82,075,516
Interactive media and services 12.1%
Alphabet, Inc., Class A (A)	189,879	213,782,867
CarGurus, Inc. (A)	2,355,676	100,752,263
Facebook, Inc., Class A (A)	1,386,987	231,196,863
Twitter, Inc. (A)	965,199	32,392,078
Media 1.3%
Comcast Corp., Class A	1,698,396	62,110,342
Consumer discretionary 19.5%		937,909,305
Hotels, restaurants and leisure 0.5%
Marriott International, Inc., Class A	196,192	22,469,870
Household durables 6.5%
Lennar Corp., A Shares	5,023,115	238,196,113
Tempur Sealy International, Inc. (A)	1,407,853	74,644,366
Internet and direct marketing retail 9.5%
Amazon.com, Inc. (A)	226,246	388,855,788
eBay, Inc. (A)	2,018,606	67,926,092
Leisure products 3.0%
Polaris Industries, Inc.	1,738,401	145,817,076
Consumer staples 7.2%		347,679,937
Beverages 4.2%
Anheuser-Busch InBev SA, ADR	2,110,007	161,288,935
Diageo PLC, ADR	235,330	35,923,125
Heineken Holding NV	73,676	6,396,006
Food and staples retailing 1.0%
Walmart, Inc.	503,600	48,259,988
Food products 2.0%
Danone SA	1,316,608	95,811,883
Energy 6.1%		290,221,320
Energy equipment and services 3.3%
Baker Hughes, a GE Company LLC	2,709,273	63,857,565
Schlumberger, Ltd.	2,117,674	93,622,368
Oil, gas and consumable fuels 2.8%
Cheniere Energy, Inc. (A)	1,647,193	108,138,220
Kinder Morgan, Inc.	1,359,291	24,603,167
Financials 19.2%		920,050,028
Banks 11.4%
Bank of America Corp.	7,437,289	211,739,618
Citigroup, Inc.	2,488,204	160,389,630
First Republic Bank	361,674	34,948,559
JPMorgan Chase & Co.	705,197	72,987,890
Wells Fargo & Company	1,374,954	67,249,000
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 4.1%
Morgan Stanley	2,649,500	$112,073,850
The Goldman Sachs Group, Inc.	429,342	85,014,009
Consumer finance 2.5%
American Express Company	501,538	51,507,953
Synchrony Financial	2,311,249	69,429,920
Insurance 1.2%
Prudential Financial, Inc.	593,766	54,709,599
Health care 9.6%		461,363,797
Biotechnology 3.4%
Amgen, Inc.	241,846	45,251,805
Biogen, Inc. (A)	162,080	54,099,062
Gilead Sciences, Inc.	897,113	62,806,881
Health care equipment and supplies 2.0%
Danaher Corp.	466,062	51,695,597
Zimmer Biomet Holdings, Inc.	417,575	45,749,517
Health care providers and services 1.3%
UnitedHealth Group, Inc.	222,732	60,182,186
Pharmaceuticals 2.9%
Allergan PLC	662,023	95,318,072
Bristol-Myers Squibb Company	937,020	46,260,677
Industrials 6.6%		317,249,395
Aerospace and defense 1.0%
United Technologies Corp.	399,144	47,126,932
Industrial conglomerates 2.6%
General Electric Company	12,257,619	124,537,409
Machinery 1.0%
Caterpillar, Inc.	383,356	51,047,685
Road and rail 2.0%
Union Pacific Corp.	594,313	94,537,369
Information technology 12.9%		619,679,139
IT services 1.1%
Visa, Inc., Class A	391,239	52,821,177
Semiconductors and semiconductor equipment 2.3%
Analog Devices, Inc.	510,991	50,516,570
Broadcom, Inc.	120,570	32,342,903
NVIDIA Corp.	170,994	24,580,388
Software 5.7%
Adobe, Inc. (A)	50,064	12,406,860
Autodesk, Inc. (A)	86,254	12,696,589
Microsoft Corp.	854,543	89,239,925
salesforce.com, Inc. (A)	85,091	12,931,279
Workday, Inc., Class A (A)	815,045	147,955,119
Technology hardware, storage and peripherals 3.8%
Apple, Inc.	1,106,635	184,188,329
Real estate 2.0%		93,905,355
Equity real estate investment trusts 2.0%
American Tower Corp.	543,308	93,905,355

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.1%				$4,552,000
(Cost $4,552,000)
U.S. Government Agency 0.0%				554,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	554,000	554,000

	Par value^	Value
Repurchase agreement 0.1%		3,998,000

Barclays Tri-Party Repurchase Agreement dated 1-31-19 at 2.520% to be repurchased at $3,998,280 on 2-1-19, collateralized by $4,050,300 U.S. Treasury Notes, 2.625% due 12-15-21 (valued at $4,078,285, including interest)	3,998,000	3,998,000

Total investments (Cost $4,001,928,213) 100.0%	$4,797,037,086
Other assets and liabilities, net 0.0%	2,032,085
Total net assets 100.0%	$4,799,069,171

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$804,426,810	$804,426,810	—	—
Consumer discretionary	937,909,305	937,909,305	—	—
Consumer staples	347,679,937	245,472,048	$102,207,889	—
Energy	290,221,320	290,221,320	—	—
Financials	920,050,028	920,050,028	—	—
Health care	461,363,797	461,363,797	—	—
Industrials	317,249,395	317,249,395	—	—
Information technology	619,679,139	619,679,139	—	—
Real estate	93,905,355	93,905,355	—	—
Short-term investments	4,552,000	—	4,552,000	—
Total investments in securities	$4,797,037,086	$4,690,277,197	$106,759,889	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       5

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q1	01/19
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		3/19

John Hancock

Balanced Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 62.8%		$1,177,420,309
(Cost $861,996,980)
Communication services 9.2%		172,863,153
Diversified telecommunication services 2.2%
CenturyLink, Inc. (A)	824,484	12,631,095
Verizon Communications, Inc.	519,103	28,581,811
Interactive media and services 4.9%
Alphabet, Inc., Class A (B)	53,208	59,906,324
Alphabet, Inc., Class C (B)	3,879	4,330,399
Facebook, Inc., Class A (B)	168,481	28,084,098
Media 2.1%
Comcast Corp., Class A	1,075,456	39,329,426
Consumer discretionary 6.9%		129,912,956
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	133,448	9,093,147
Internet and direct marketing retail 3.0%
Amazon.com, Inc. (B)	33,381	57,372,926
Leisure products 0.7%
Hasbro, Inc.	151,389	13,709,788
Multiline retail 0.8%
Dollar General Corp.	123,843	14,295,197
Specialty retail 1.2%
Lowe's Companies, Inc.	226,524	21,782,548
Textiles, apparel and luxury goods 0.7%
Carter's, Inc.	164,769	13,659,350
Consumer staples 4.5%		83,218,486
Beverages 0.7%
Anheuser-Busch InBev SA	169,956	12,985,192
Food and staples retailing 1.8%
Walmart, Inc.	344,539	33,017,172
Household products 1.1%
The Procter & Gamble Company	218,748	21,102,620
Tobacco 0.9%
Philip Morris International, Inc.	210,030	16,113,502
Energy 4.3%		81,080,425
Energy equipment and services 0.7%
Halliburton Company	203,263	6,374,328
Schlumberger, Ltd.	137,668	6,086,302
Oil, gas and consumable fuels 3.6%
ARC Resources, Ltd.	383,982	2,776,231
ConocoPhillips	313,485	21,219,800
Devon Energy Corp.	420,753	11,213,067
Range Resources Corp.	256,469	2,828,853
Royal Dutch Shell PLC, A Shares	376,189	11,662,017
Suncor Energy, Inc.	351,771	11,369,239
Valero Energy Corp.	85,978	7,550,588
Financials 10.0%		187,964,680
Banks 4.7%
Citizens Financial Group, Inc.	671,436	22,775,109
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	436,795	$45,208,283
KeyCorp	608,214	10,017,285
SVB Financial Group (B)	39,760	9,279,189
Capital markets 1.4%
BlackRock, Inc.	26,497	10,998,375
The Goldman Sachs Group, Inc.	75,778	15,004,802
Consumer finance 1.3%
Discover Financial Services	371,818	25,093,997
Diversified financial services 2.1%
Berkshire Hathaway, Inc., Class B (B)	190,527	39,160,920
Insurance 0.5%
Lincoln National Corp.	178,265	10,426,720
Health care 10.3%		191,998,309
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc. (B)	94,102	11,570,782
Incyte Corp. (B)	137,595	11,088,781
Sage Therapeutics, Inc. (B)	37,032	5,280,393
Health care equipment and supplies 2.5%
Danaher Corp.	200,617	22,252,438
Stryker Corp.	135,924	24,136,025
Health care providers and services 2.4%
HCA Healthcare, Inc.	74,462	10,382,237
UnitedHealth Group, Inc.	129,311	34,939,832
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	36,179	8,888,095
Pharmaceuticals 3.4%
AstraZeneca PLC	203,650	14,752,787
Eli Lilly & Company	238,917	28,636,592
Merck & Company, Inc.	269,654	20,070,347
Industrials 4.8%		90,668,652
Aerospace and defense 2.2%
Raytheon Company	43,622	7,187,161
The Boeing Company	86,666	33,420,143
Airlines 0.5%
Southwest Airlines Company	167,395	9,501,340
Industrial conglomerates 1.5%
General Electric Company	1,096,713	11,142,604
Honeywell International, Inc.	123,233	17,699,956
Machinery 0.6%
Stanley Black & Decker, Inc.	92,672	11,717,448
Information technology 10.6%		197,747,917
Communications equipment 2.2%
Cisco Systems, Inc.	845,774	39,996,652
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	112,314	9,091,818
IT services 0.6%
PayPal Holdings, Inc. (B)	133,865	11,881,857
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.2%
Broadcom, Inc.	154,351	$41,404,656
Software 2.6%
Microsoft Corp.	463,630	48,416,881
Technology hardware, storage and peripherals 2.5%
Apple, Inc.	282,120	46,956,053
Materials 0.9%		16,988,321
Chemicals 0.2%
Nutrien, Ltd.	79,017	4,093,525
Metals and mining 0.7%
Franco-Nevada Corp.	82,711	6,416,327
Teck Resources, Ltd., Class B	266,012	6,478,469
Real estate 1.3%		24,977,410
Equity real estate investment trusts 1.3%
American Tower Corp.	93,825	16,216,713

Digital Realty Trust, Inc.	80,863	8,760,697
Preferred securities 0.1%		$2,085,628
(Cost $2,093,781)
Financials 0.0%		891,869
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.401% (C)	26,792	699,539
Wells Fargo & Company, Series L, 7.500%	150	192,330
Utilities 0.1%		1,193,759
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	13,525	649,876
DTE Energy Company, 6.500%	9,985	543,883

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 13.2%				$247,496,051
(Cost $248,052,888)
U.S. Government 5.1%				95,889,299
U.S. Treasury
Bond	2.750	11-15-42	11,880,000	11,416,866
Bond	3.000	02-15-47	22,218,000	22,237,962
Bond	3.000	08-15-48	23,720,000	23,676,452
Note	2.625	12-31-23	13,997,000	14,114,553
Note	3.125	11-15-28	23,454,000	24,443,466
U.S. Government Agency 8.1%				151,606,752
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	813,479	804,824
30 Yr Pass Thru	3.000	12-01-45	4,584,635	4,521,530
30 Yr Pass Thru	3.000	10-01-46	12,950,947	12,744,356
30 Yr Pass Thru	3.000	10-01-46	5,287,232	5,202,891
30 Yr Pass Thru	3.000	12-01-46	4,197,124	4,130,173
30 Yr Pass Thru	3.000	12-01-46	3,235,562	3,185,971
30 Yr Pass Thru	3.500	10-01-46	5,421,079	5,471,385
30 Yr Pass Thru	3.500	12-01-46	3,157,964	3,189,736
30 Yr Pass Thru	3.500	11-01-47	428,256	432,364
30 Yr Pass Thru	3.500	11-01-48	2,086,799	2,105,511
30 Yr Pass Thru	4.000	08-01-48	2,250,560	2,315,596
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	03-01-41	1,734,096	$1,821,365
30 Yr Pass Thru	5.500	11-01-39	1,105,131	1,196,099
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	481,569	483,935
15 Yr Pass Thru	3.500	02-01-26	73,750	75,318
15 Yr Pass Thru	3.500	03-01-26	279,234	285,165
30 Yr Pass Thru	3.000	02-01-43	572,777	566,457
30 Yr Pass Thru	3.000	03-01-43	199,534	197,333
30 Yr Pass Thru	3.000	05-01-43	310,668	307,241
30 Yr Pass Thru	3.000	02-01-47	3,323,344	3,271,099
30 Yr Pass Thru	3.000	10-01-47	7,283,510	7,164,455
30 Yr Pass Thru	3.500	06-01-42	4,324,052	4,382,065
30 Yr Pass Thru	3.500	06-01-43	7,688,760	7,791,915
30 Yr Pass Thru	3.500	12-01-44	8,597,040	8,681,487
30 Yr Pass Thru	3.500	12-01-44	1,706,682	1,723,446
30 Yr Pass Thru	3.500	04-01-45	1,505,829	1,523,208
30 Yr Pass Thru	3.500	04-01-45	610,299	617,342
30 Yr Pass Thru	3.500	07-01-47	12,388,907	12,508,663
30 Yr Pass Thru	4.000	01-01-41	2,035,668	2,103,709
30 Yr Pass Thru	4.000	09-01-41	1,321,233	1,364,362
30 Yr Pass Thru	4.000	10-01-41	7,791,459	8,051,884
30 Yr Pass Thru	4.000	01-01-47	9,735,520	10,077,657
30 Yr Pass Thru	4.000	04-01-48	1,641,082	1,692,601
30 Yr Pass Thru	4.000	07-01-48	3,337,241	3,423,757
30 Yr Pass Thru	4.000	10-01-48	1,843,680	1,900,551
30 Yr Pass Thru	4.500	11-01-39	2,612,976	2,751,404
30 Yr Pass Thru	4.500	09-01-40	1,380,675	1,453,819
30 Yr Pass Thru	4.500	05-01-41	829,459	873,401
30 Yr Pass Thru	4.500	07-01-41	2,537,268	2,671,685
30 Yr Pass Thru	4.500	01-01-43	1,033,737	1,088,501
30 Yr Pass Thru	4.500	04-01-48	7,849,851	8,228,915
30 Yr Pass Thru	4.500	07-01-48	6,469,253	6,729,592
30 Yr Pass Thru	5.000	04-01-41	1,564,061	1,672,577
30 Yr Pass Thru	5.500	11-01-39	573,089	620,685
30 Yr Pass Thru	6.500	01-01-39	172,254	195,340
30 Yr Pass Thru	7.000	06-01-32	822	934
30 Yr Pass Thru	7.500	04-01-31	2,261	2,595

30 Yr Pass Thru	8.000	01-01-31	1,608	1,853
Foreign government obligations 0.2%				$3,178,119
(Cost $3,375,032)
Argentina 0.1%				1,251,808
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	750,000	615,000
Republic of Argentina Bond	5.875	01-11-28	800,000	636,808
Qatar 0.0%				638,161
Government of Qatar Bond (D)	5.103	04-23-48	595,000	638,161
Saudi Arabia 0.1%				1,288,150
Kingdom of Saudi Arabia Bond	4.375	04-16-29	1,265,000	1,288,150
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 15.7%				$293,599,365
(Cost $298,010,182)
Communication services 1.8%				34,127,209
Diversified telecommunication services 0.5%
C&W Senior Financing DAC (D)	6.875	09-15-27	550,000	524,183
Cablevision SA (D)	6.500	06-15-21	430,000	419,788
Cincinnati Bell, Inc. (D)	7.000	07-15-24	860,000	741,750
GCI LLC	6.875	04-15-25	570,000	565,725
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	495,000	504,732
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	584,325
Radiate Holdco LLC (D)	6.875	02-15-23	215,000	206,669
Sprint Spectrum Company LLC (D)	3.360	03-20-23	422,813	420,487
Telecom Italia Capital SA	7.200	07-18-36	835,000	806,026
Telecom Italia SpA (D)	5.303	05-30-24	600,000	570,000
UPC Holding BV (D)	5.500	01-15-28	420,000	389,550
Verizon Communications, Inc.	4.400	11-01-34	630,000	632,537
Verizon Communications, Inc.	4.672	03-15-55	637,000	617,058
Verizon Communications, Inc.	4.862	08-21-46	1,735,000	1,778,945
Verizon Communications, Inc.	5.012	08-21-54	555,000	567,916
West Corp. (D)	8.500	10-15-25	285,000	237,619
Windstream Services LLC (D)	10.500	06-30-24	522,000	433,260
Entertainment 0.3%
Activision Blizzard, Inc.	3.400	09-15-26	650,000	624,538
Electronic Arts, Inc.	4.800	03-01-26	980,000	1,021,999
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	318,000	312,435
Netflix, Inc.	4.875	04-15-28	675,000	641,250
Netflix, Inc. (D)	5.875	11-15-28	935,000	947,856
Viacom, Inc.	5.850	09-01-43	654,000	672,334
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	600,000	578,570
Interactive media and services 0.0%
Rackspace Hosting, Inc. (D)	8.625	11-15-24	630,000	527,625
Media 0.8%
Altice Financing SA (D)	6.625	02-15-23	325,000	326,723
Cablevision Systems Corp.	5.875	09-15-22	525,000	527,625
CBS Corp.	3.375	03-01-22	326,000	324,476
CBS Corp.	3.700	08-15-24	585,000	575,931
Cengage Learning, Inc. (D)	9.500	06-15-24	785,000	532,089
Charter Communications Operating LLC	4.200	03-15-28	1,323,000	1,278,609
Charter Communications Operating LLC	5.750	04-01-48	1,465,000	1,460,390
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,496,125
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	634,973
CSC Holdings LLC (D)	5.375	02-01-28	360,000	346,050
CSC Holdings LLC (D)	5.500	04-15-27	360,000	351,893
CSC Holdings LLC (D)	7.500	04-01-28	520,000	534,300
McGraw-Hill Global Education Holdings LLC (D)	7.875	05-15-24	455,000	341,250
MDC Partners, Inc. (D)	6.500	05-01-24	625,000	568,938
Myriad International Holdings BV (D)	4.850	07-06-27	250,000	249,199
Myriad International Holdings BV (D)	5.500	07-21-25	915,000	951,374
National CineMedia LLC	6.000	04-15-22	240,000	241,800
Sinclair Television Group, Inc. (D)	5.125	02-15-27	480,000	436,800
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,240,000	1,198,150
Sirius XM Radio, Inc. (D)	5.375	07-15-26	700,000	693,735
Tribune Media Company	5.875	07-15-22	650,000	660,563
Warner Media LLC	3.800	02-15-27	621,000	607,433
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	$352,800
WMG Acquisition Corp. (D)	5.500	04-15-26	420,000	414,750
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	695,000	697,827
Comunicaciones Celulares SA (D)	6.875	02-06-24	285,000	294,504
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	188,500
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	630,000	594,668
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	570,000	536,588
Sprint Capital Corp.	6.875	11-15-28	685,000	680,719
Sprint Corp.	7.875	09-15-23	660,000	701,250
Consumer discretionary 1.4%				26,436,806
Auto components 0.0%
Lear Corp.	5.250	01-15-25	560,000	573,370
Nemak SAB de CV (D)	4.750	01-23-25	475,000	458,375
Automobiles 0.7%
BMW US Capital LLC (D)	3.250	08-14-20	1,210,000	1,217,972
Daimler Finance North America LLC (D)	2.200	05-05-20	655,000	647,816
Daimler Finance North America LLC (D)	3.100	05-04-20	1,088,000	1,086,826
Daimler Finance North America LLC (D)	3.750	11-05-21	1,105,000	1,114,517
Ford Motor Company	4.750	01-15-43	500,000	379,282
Ford Motor Credit Company LLC	3.336	03-18-21	610,000	593,478
Ford Motor Credit Company LLC	3.813	10-12-21	1,450,000	1,412,083
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,772,248
General Motors Company	4.875	10-02-23	1,130,000	1,150,090
General Motors Financial Company, Inc.	3.550	04-09-21	720,000	719,295
General Motors Financial Company, Inc.	4.000	01-15-25	990,000	941,590
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	766,519
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	175,000	169,750
Nissan Motor Acceptance Corp. (D)	3.650	09-21-21	510,000	510,324
Diversified consumer services 0.0%
Graham Holdings Company (D)	5.750	06-01-26	195,000	201,825
Laureate Education, Inc. (D)	8.250	05-01-25	330,000	358,050
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	449,450
Eldorado Resorts, Inc. (D)	6.000	09-15-26	310,000	309,225
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	276,925
GLP Capital LP	5.375	04-15-26	586,000	598,499
Hilton Domestic Operating Company, Inc. (D)	5.125	05-01-26	335,000	337,513
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	344,250
International Game Technology PLC (D)	6.500	02-15-25	570,000	593,256
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	295,000	309,839
Wyndham Destinations, Inc.	5.400	04-01-24	406,000	394,072
Internet and direct marketing retail 0.4%
Amazon.com, Inc.	3.150	08-22-27	1,510,000	1,497,225
Amazon.com, Inc.	4.050	08-22-47	850,000	862,379
Expedia Group, Inc.	3.800	02-15-28	1,305,000	1,230,527
Expedia Group, Inc.	5.000	02-15-26	1,415,000	1,449,124
QVC, Inc.	4.375	03-15-23	565,000	567,497
QVC, Inc.	5.125	07-02-22	580,000	595,445
QVC, Inc.	5.450	08-15-34	630,000	566,275
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	550,000	$511,500
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	1,550,000	1,470,395
Consumer staples 0.3%				5,952,125
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	700,000	636,423
Constellation Brands, Inc.	3.200	02-15-23	685,000	673,625
Keurig Dr. Pepper, Inc. (D)	3.551	05-25-21	1,225,000	1,230,287
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	605,000	588,874
Simmons Foods, Inc. (D)	5.750	11-01-24	410,000	335,175
Food products 0.1%
Conagra Brands, Inc.	3.800	10-22-21	506,000	508,455
Kraft Heinz Foods Company (D)	4.875	02-15-25	525,000	535,551
Household products 0.0%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	396,000	335,610
Personal products 0.0%
Natura Cosmeticos SA (D)	5.375	02-01-23	840,000	845,250
Tobacco 0.0%
Vector Group, Ltd. (D)	6.125	02-01-25	300,000	262,875
Energy 2.0%				37,375,350
Energy equipment and services 0.2%
Archrock Partners LP	6.000	04-01-21	706,000	696,293
Archrock Partners LP	6.000	10-01-22	650,000	633,750
CSI Compressco LP	7.250	08-15-22	842,000	745,170
CSI Compressco LP (D)	7.500	04-01-25	728,000	692,969
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	210,296
Oil, gas and consumable fuels 1.8%
Andeavor Logistics LP	4.250	12-01-27	380,000	369,688
Andeavor Logistics LP	5.250	01-15-25	300,000	303,489
Andeavor Logistics LP	6.375	05-01-24	560,000	582,400
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	293,000	279,970
Antero Midstream Partners LP	5.375	09-15-24	610,000	597,800
Antero Resources Corp.	5.125	12-01-22	674,000	673,158
Cenovus Energy, Inc.	4.450	09-15-42	745,000	617,387
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	947,000	955,286
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	365,000	382,794
Chesapeake Energy Corp.	7.500	10-01-26	418,000	399,190
Cimarex Energy Company	4.375	06-01-24	540,000	547,492
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	480,721
Columbia Pipeline Group, Inc.	4.500	06-01-25	476,000	485,413
Continental Resources, Inc.	5.000	09-15-22	1,409,000	1,415,981
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (E)	7.375	12-15-22	790,000	740,862
DCP Midstream Operating LP	2.700	04-01-19	600,000	599,220
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,085,000	933,100
Diamondback Energy, Inc. (D)	4.750	11-01-24	440,000	438,900
Enable Midstream Partners LP	4.950	05-15-28	990,000	984,873
Enbridge Energy Partners LP	4.375	10-15-20	890,000	905,042
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (C)	6.595	10-01-77	615,000	615,000
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	850,000	$773,913
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	750,000	712,334
Energy Transfer LP	5.875	01-15-24	460,000	491,050
Energy Transfer Operating LP	4.200	04-15-27	329,000	316,488
Energy Transfer Operating LP	5.150	03-15-45	665,000	604,561
Energy Transfer Partners LP	5.000	10-01-22	150,000	155,274
Energy Transfer Partners LP	5.875	03-01-22	230,000	243,080
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,376,000	1,216,914
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	655,880
MPLX LP	4.000	03-15-28	770,000	742,653
MPLX LP	4.800	02-15-29	415,000	424,239
Murphy Oil Corp.	5.750	08-15-25	419,000	420,551
Newfield Exploration Company	5.625	07-01-24	305,000	320,250
Newfield Exploration Company	5.750	01-30-22	380,000	395,200
Nostrum Oil & Gas Finance BV (D)	7.000	02-16-25	335,000	218,445
ONEOK Partners LP	5.000	09-15-23	375,000	388,482
Parsley Energy LLC (D)	5.625	10-15-27	575,000	569,969
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,381,125
Petroleos Mexicanos	4.875	01-24-22	710,000	692,605
Petroleos Mexicanos	5.375	03-13-22	260,000	256,100
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	599,794
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	589,292
Sabine Pass Liquefaction LLC	5.750	05-15-24	590,000	634,342
Sabine Pass Liquefaction LLC	5.875	06-30-26	350,000	380,241
SM Energy Company	6.625	01-15-27	140,000	137,200
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	911,979
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	787,766
Sunoco Logistics Partners Operations LP	5.400	10-01-47	580,000	548,412
Tallgrass Energy Partners LP (D)	4.750	10-01-23	557,000	555,608
Tapstone Energy LLC (A)(D)	9.750	06-01-22	235,000	196,813
Targa Resources Partners LP (D)	5.875	04-15-26	540,000	544,725
Teekay Offshore Partners LP (D)	8.500	07-15-23	545,000	523,200
The Williams Companies, Inc.	3.750	06-15-27	945,000	919,573
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,251,282
The Williams Companies, Inc.	5.750	06-24-44	720,000	759,381
WPX Energy, Inc.	5.250	09-15-24	220,000	217,250
YPF SA (D)	8.500	07-28-25	565,000	553,135
Financials 5.1%				95,689,681
Banks 3.1%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,130,000	1,115,659
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(E)	6.750	06-15-26	330,000	340,725
Banco Santander SA	4.379	04-12-28	800,000	785,000
Bank of America Corp.	3.950	04-21-25	990,000	994,169
Bank of America Corp.	4.200	08-26-24	365,000	373,673
Bank of America Corp.	4.250	10-22-26	333,000	336,704
Bank of America Corp.	4.450	03-03-26	1,110,000	1,138,487
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,440,000	1,552,234
Banque Federative du Credit Mutuel SA (D)	2.200	07-20-20	1,100,000	1,085,597
Barclays Bank PLC	2.650	01-11-21	1,760,000	1,742,222
Barclays Bank PLC (D)	10.179	06-12-21	345,000	390,631
Barclays PLC	4.375	01-12-26	670,000	659,201
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (E)	7.750	09-15-23	670,000	$668,044
BPCE SA (D)	4.500	03-15-25	730,000	724,492
BPCE SA (D)	5.700	10-22-23	900,000	939,378
Canadian Imperial Bank of Commerce	2.700	02-02-21	1,940,000	1,930,901
Citigroup, Inc.	2.350	08-02-21	1,135,000	1,114,734
Citigroup, Inc.	4.600	03-09-26	1,357,000	1,386,584
Citigroup, Inc.	5.500	09-13-25	410,000	444,348
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,080,000	1,117,800
Citizens Bank NA	2.200	05-26-20	985,000	972,322
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (D)(E)	11.000	06-30-19	534,000	549,032
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	605,000	634,128
Danske Bank A/S (D)	5.000	01-12-22	695,000	703,822
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	665,000	624,269
Freedom Mortgage Corp. (D)	8.125	11-15-24	630,000	555,975
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	228,750
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,210,000	1,226,501
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	255,000	250,538
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	775,000	806,000
ING Bank NV (D)	5.800	09-25-23	895,000	947,873
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	210,000	204,918
JPMorgan Chase & Co.	2.400	06-07-21	1,255,000	1,239,434
JPMorgan Chase & Co.	3.200	06-15-26	985,000	956,713
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	1,750,000	1,768,596
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,065,000	1,147,868
Lloyds Banking Group PLC	4.450	05-08-25	1,800,000	1,825,807
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	750,000	763,125
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	747,788
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	3.376	12-01-21	490,000	484,000
PNC Bank NA	2.450	07-28-22	1,410,000	1,375,895
PNC Bank NA	2.500	01-22-21	1,575,000	1,560,108
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	1,255,000	1,255,679
Regions Financial Corp.	2.750	08-14-22	1,300,000	1,267,185
Regions Financial Corp.	3.800	08-14-23	485,000	489,043
Santander Holdings USA, Inc.	3.400	01-18-23	640,000	630,248
Santander Holdings USA, Inc.	3.700	03-28-22	1,125,000	1,123,616
Santander Holdings USA, Inc.	4.450	12-03-21	812,000	825,670
Santander UK Group Holdings PLC (D)	4.750	09-15-25	700,000	673,471
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	700,000	723,100
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (D)(E)	8.000	09-29-25	800,000	834,000
SunTrust Bank	2.450	08-01-22	1,125,000	1,095,923
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.298%)	2.590	01-29-21	1,350,000	1,343,700
The PNC Financial Services Group, Inc.	3.500	01-23-24	588,000	593,921
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	615,000	588,863
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,435,000	1,503,163
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,125,000	1,104,672
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	450,000	470,700
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	1,030,000	$1,096,641
Wells Fargo & Company (3 month LIBOR + 3.770%) (C)(E)	6.558	03-15-19	667,000	671,336
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	2,075,000	2,152,813
Wells Fargo Bank N.A. (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21	1,820,000	1,826,117
Capital markets 0.5%
Ares Capital Corp.	3.625	01-19-22	435,000	427,827
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	450,000	477,525
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(E)	7.500	07-17-23	700,000	714,000
FS KKR Capital Corp.	4.000	07-15-19	505,000	504,499
FS KKR Capital Corp.	4.250	01-15-20	640,000	641,937
Macquarie Bank, Ltd. (A)(D)	4.875	06-10-25	960,000	969,065
Morgan Stanley	3.875	01-27-26	670,000	673,659
Stifel Financial Corp.	4.250	07-18-24	545,000	553,172
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,806,000	1,779,275
UBS AG (D)	2.450	12-01-20	1,270,000	1,253,117
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (D)	2.859	08-15-23	1,300,000	1,264,957
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	718,000	722,488
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,421,648
American Express Company	2.500	08-01-22	1,245,000	1,216,143
Capital One Financial Corp.	3.450	04-30-21	1,125,000	1,130,493
Capital One Financial Corp.	3.500	06-15-23	545,000	539,870
Capital One Financial Corp.	3.900	01-29-24	575,000	579,924
Credit Acceptance Corp.	6.125	02-15-21	590,000	591,475
Credito Real SAB de CV (D)	7.250	07-20-23	450,000	442,688
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	510,000	483,225
Discover Financial Services	3.950	11-06-24	1,090,000	1,088,710
Discover Financial Services	4.100	02-09-27	293,000	284,743
Enova International, Inc. (D)	8.500	09-01-24	142,000	128,865
Enova International, Inc. (D)	8.500	09-15-25	655,000	574,763
Springleaf Finance Corp.	6.875	03-15-25	260,000	248,950
Diversified financial services 0.3%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	485,000	242,500
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	100,446	101,249
Jefferies Financial Group, Inc.	5.500	10-18-23	945,000	987,909
Jefferies Group LLC	4.150	01-23-30	815,000	714,713
Jefferies Group LLC	4.850	01-15-27	983,000	945,044
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	100,000	98,250
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	160,000	150,000
Trident Merger Sub, Inc. (D)	6.625	11-01-25	200,000	186,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,169,000	1,133,930
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	793,709
AXA SA	8.600	12-15-30	340,000	433,500
Brighthouse Financial, Inc.	3.700	06-22-27	1,370,000	1,198,308
CNO Financial Group, Inc.	5.250	05-30-25	825,000	835,313
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-07-87	1,011,000	$1,141,166
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	660,000	706,200
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-68	320,000	413,600
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	375,000	379,575
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	300,000	303,720
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	705,000	717,338
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,868,000	1,942,720
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	990,000	970,177
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	221,100
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	340,000	315,350
MGIC Investment Corp.	5.750	08-15-23	202,000	207,050
Quicken Loans, Inc. (D)	5.250	01-15-28	1,695,000	1,540,331
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	834,725
Radian Group, Inc.	4.500	10-01-24	300,000	292,350
Radian Group, Inc.	5.250	06-15-20	216,000	218,160
Stearns Holdings LLC (D)	9.375	08-15-20	289,000	268,770
Health care 0.9%				15,830,481
Biotechnology 0.1%
Celgene Corp.	3.250	02-20-23	618,000	615,773
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,108,260
Health care providers and services 0.6%
Centene Corp. (D)	5.375	06-01-26	625,000	647,844
CVS Health Corp.	3.350	03-09-21	1,700,000	1,706,088
CVS Health Corp.	5.050	03-25-48	1,610,000	1,655,317
DaVita, Inc.	5.000	05-01-25	975,000	938,438
Express Scripts Holding Company	2.600	11-30-20	1,215,000	1,200,930
HCA, Inc.	5.250	04-15-25	745,000	786,906
HCA, Inc.	5.250	06-15-26	710,000	748,163
HCA, Inc.	7.500	02-15-22	645,000	706,275
MEDNAX, Inc. (D)	5.250	12-01-23	665,000	667,494
MEDNAX, Inc. (D)	6.250	01-15-27	385,000	386,444
Select Medical Corp.	6.375	06-01-21	805,000	809,025
Team Health Holdings, Inc. (A)(D)	6.375	02-01-25	150,000	121,596
Universal Health Services, Inc. (D)	4.750	08-01-22	500,000	506,875
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	735,712
Life sciences tools and services 0.1%
IQVIA, Inc. (D)	4.875	05-15-23	565,000	571,356
Pharmaceuticals 0.1%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	875,000	826,875
Bayer US Finance II LLC (D)	3.500	06-25-21	500,000	498,625
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	570,000	592,485
Industrials 1.7%				32,167,177
Aerospace and defense 0.2%
Arconic, Inc.	5.125	10-01-24	791,000	795,944
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	1,192,000	1,212,860
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	500,000	515,000
TransDigm, Inc. (D)	6.250	03-15-26	606,000	615,090
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.0%
XPO Logistics, Inc. (D)	6.500	06-15-22	479,000	$489,179
Airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	510,224	511,398
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	775,112	737,752
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	198,775	206,328
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	669,411	682,732
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	920,001	889,089
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	496,915	483,250
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	880,606	866,429
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	591,200	575,533
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	674,338	654,579
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	384,311	365,287
Azul Investments LLP (A)(D)	5.875	10-26-24	740,000	692,825
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	663,477	679,334
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	119,585	121,175
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	03-20-33	359,821	356,007
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	382,968	399,321
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	273,722	286,313
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	129,479	129,919
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,067,958
Delta Air Lines, Inc.	4.375	04-19-28	850,000	809,141
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	137,238	139,640
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	949,595	929,369
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	541,105	542,512
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	699,849	672,345
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,033,218	979,904
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	238,000	235,120
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	580,000	579,710
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	196,007	204,631
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	412,665	437,384
Building products 0.0%
Masco Corp.	4.450	04-01-25	550,000	555,201
Owens Corning	4.200	12-15-22	380,000	378,858
Commercial services and supplies 0.1%
LSC Communications, Inc. (D)	8.750	10-15-23	450,000	469,125
Prime Security Services Borrower LLC (D)	9.250	05-15-23	446,000	471,645
Tervita Escrow Corp. (D)	7.625	12-01-21	505,000	496,163
Construction and engineering 0.0%
AECOM	5.125	03-15-27	920,000	864,800
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	197,804
Professional services 0.2%
Equifax, Inc.	7.000	07-01-37	190,000	211,907
IHS Markit, Ltd. (D)	4.000	03-01-26	675,000	644,490
IHS Markit, Ltd. (D)	4.750	02-15-25	310,000	309,504
IHS Markit, Ltd.	4.750	08-01-28	760,000	753,692
IHS Markit, Ltd. (D)	5.000	11-01-22	380,000	388,246
Verisk Analytics, Inc.	4.000	06-15-25	741,000	744,326
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	971,401
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	876,101
Ahern Rentals, Inc. (D)	7.375	05-15-23	885,000	769,950
Aircastle, Ltd.	4.400	09-25-23	425,000	420,798
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Aircastle, Ltd.	5.500	02-15-22	415,000	$426,441
Aircastle, Ltd.	6.250	12-01-19	390,000	398,401
Ashtead Capital, Inc. (D)	4.375	08-15-27	840,000	798,000
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	550,000	558,360
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	300,093
United Rentals North America, Inc.	4.875	01-15-28	750,000	711,563
United Rentals North America, Inc.	5.500	07-15-25	580,000	587,250
Information technology 1.1%				19,821,098
Communications equipment 0.2%
Motorola Solutions, Inc.	4.600	02-23-28	1,243,000	1,213,066
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,259,395
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	4.950	02-15-27	1,355,000	1,334,807
Trimble, Inc.	4.900	06-15-28	545,000	538,025
IT services 0.1%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	517,000	492,443
VeriSign, Inc.	4.750	07-15-27	340,000	335,325
VeriSign, Inc.	5.250	04-01-25	565,000	582,402
Semiconductors and semiconductor equipment 0.4%
Advanced Micro Devices, Inc.	7.000	07-01-24	416,000	435,136
Broadcom Corp.	2.375	01-15-20	1,130,000	1,121,232
Marvell Technology Group, Ltd.	4.875	06-22-28	1,000,000	995,646
Microchip Technology, Inc. (D)	3.922	06-01-21	570,000	564,087
Microchip Technology, Inc. (D)	4.333	06-01-23	1,510,000	1,487,727
NXP BV (D)	4.625	06-01-23	1,485,000	1,512,844
NXP BV (D)	4.875	03-01-24	680,000	697,585
NXP BV (D)	5.550	12-01-28	610,000	657,263
Qorvo, Inc. (D)	5.500	07-15-26	260,000	258,050
Software 0.1%
Citrix Systems, Inc.	4.500	12-01-27	845,000	810,427
j2 Cloud Services LLC (D)	6.000	07-15-25	272,000	272,680
Microsoft Corp.	4.450	11-03-45	825,000	917,421
Technology hardware, storage and peripherals 0.2%
Dell International LLC (D)	6.020	06-15-26	1,790,000	1,870,676
Dell International LLC (D)	8.350	07-15-46	1,413,000	1,674,361
Western Digital Corp. (A)	4.750	02-15-26	850,000	790,500
Materials 0.6%				10,960,999
Chemicals 0.3%
Braskem Finance, Ltd. (D)	7.000	05-07-20	650,000	675,357
Braskem Netherlands Finance BV (D)	4.500	01-10-28	785,000	764,394
Cydsa SAB de CV (D)	6.250	10-04-27	665,000	613,463
Mexichem SAB de CV (D)	5.500	01-15-48	835,000	751,500
Syngenta Finance NV (D)	4.441	04-24-23	1,000,000	989,207
Syngenta Finance NV (D)	5.676	04-24-48	365,000	315,254
The Chemours Company	6.625	05-15-23	954,000	986,198
The Sherwin-Williams Company	2.250	05-15-20	505,000	499,560
Construction materials 0.1%
Cemex SAB de CV (D)	6.125	05-05-25	580,000	590,440
U.S. Concrete, Inc.	6.375	06-01-24	300,000	291,300
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	685,000	$666,163
Greif, Inc. (D)	6.500	03-01-27	135,000	135,675
Klabin Finance SA (D)	4.875	09-19-27	705,000	661,819
Metals and mining 0.1%
Anglo American Capital PLC (D)	4.750	04-10-27	625,000	623,725
Commercial Metals Company	5.375	07-15-27	231,000	213,098
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	450,000	407,813
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	350,000	328,125
Vale Overseas, Ltd.	6.250	08-10-26	538,000	576,333
Paper and forest products 0.0%
Norbord, Inc. (D)	6.250	04-15-23	550,000	556,875
Suzano Austria GmbH (D)	6.000	01-15-29	300,000	314,700
Real estate 0.3%				5,061,324
Equity real estate investment trusts 0.3%
American Homes 4 Rent LP	4.250	02-15-28	765,000	737,011
American Tower Corp.	3.550	07-15-27	1,228,000	1,171,757
American Tower Corp.	4.700	03-15-22	550,000	569,716
Equinix, Inc.	5.375	05-15-27	488,000	489,220
Iron Mountain, Inc.	5.750	08-15-24	60,000	59,550
Omega Healthcare Investors, Inc.	4.500	01-15-25	485,000	481,940
Ventas Realty LP	3.500	02-01-25	655,000	640,138
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	911,992
Utilities 0.5%				10,177,115
Electric utilities 0.2%
ABY Transmision Sur SA (D)	6.875	04-30-43	518,490	575,524
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(E)	5.250	01-29-23	1,205,000	1,192,950
Emera US Finance LP	3.550	06-15-26	420,000	399,896
Empresa Electrica Angamos SA (A)(D)	4.875	05-25-29	493,020	485,277
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	377,881
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (E)	6.250	02-01-22	450,000	423,000
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	666,400
Independent power and renewable electricity producers 0.2%
Clearway Energy Operating LLC	5.375	08-15-24	679,000	629,773
Greenko Dutch BV (D)	4.875	07-24-22	740,000	713,064
Greenko Dutch BV (D)	5.250	07-24-24	375,000	347,663
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,198,600
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	231,891
NRG Energy, Inc.	6.250	05-01-24	1,000,000	1,035,000
NRG Energy, Inc.	6.625	01-15-27	670,000	705,322
Multi-utilities 0.1%
CenterPoint Energy, Inc.	2.500	09-01-22	535,000	514,230

Dominion Energy, Inc.	2.579	07-01-20	685,000	680,644
Convertible bonds 0.0%				$607,072
(Cost $627,068)
Utilities 0.0%				607,072
Independent power and renewable electricity producers 0.0%

Clearway Energy, Inc. (D)	3.250	06-01-20	630,000	607,072
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.0%				$905,370
(Cost $1,003,226)
Financials 0.0%				905,370
Banks 0.0%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(E)	4.000	02-19-19	419,000	320,535
Capital markets 0.0%

State Street Corp. (3 month LIBOR + 1.000%) (C)	3.788	06-01-77	762,000	584,835
Term loans (F) 0.1%				$1,306,596
(Cost $1,345,548)
Communication services 0.0%				456,893
Entertainment 0.0%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	7.000	07-03-26	475,000	456,893
Financials 0.0%				194,105
Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.513	05-01-23	211,750	194,105
Health care 0.1%				655,598
Health care providers and services 0.1%

Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	9.020	06-01-23	660,000	655,598
Collateralized mortgage obligations 2.3%				$43,065,985
(Cost $43,925,499)
Commercial and residential 1.8%				33,609,992
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (D)(G)	3.258	04-27-48	202,207	201,444
Series 2018-3, Class A1 (D)(G)	3.649	09-25-48	521,449	521,979
AOA Mortgage Trust Series 2015-1177, Class C (D)(G)	3.010	12-13-29	575,000	562,990
Arroyo Mortgage Trust Series 2018-1, Class A1 (D)(G)	3.763	04-25-48	1,704,705	1,703,495
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (C)(D)	3.426	03-15-37	760,000	751,021
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	4.892	03-15-37	500,000	493,004
BBCMS Trust
Series 2015-MSQ, Class D (D)(G)	3.990	09-15-32	600,000	597,606
Series 2015-SRCH, Class D (D)(G)	4.957	08-10-35	840,000	826,372
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (C)(D)	3.705	07-15-35	745,000	743,124
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	0.896	01-10-35	7,015,000	185,101
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	3.776	03-15-37	480,000	474,283
Series 2018-IND, Class A (1 month LIBOR + 0.750%) (C)(D)	3.205	11-15-35	1,472,802	1,465,137
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(D)	4.250	12-15-37	230,000	230,000
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(G)	3.786	04-10-28	400,000	403,026
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	4.605	07-15-32	625,000	610,668
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(D)	4.705	11-15-36	835,000	833,424
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(D)	4.955	07-15-32	260,000	256,278
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(D)	3.619	06-11-32	370,000	366,281
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (C)(D)	4.555	04-15-36	835,000	$829,486
COLT Mortgage Loan Trust Series 2018-2, Class A1 (D)(G)	3.470	07-27-48	181,086	180,520
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.651	08-15-45	3,916,435	185,167
Series 2012-CR3 Class XA IO	1.872	10-15-45	5,576,620	313,543
Series 2013-CR6, Class XA IO	1.062	03-10-46	4,517,724	125,167
Series 2013-CR8, Class XA IO	0.453	06-10-46	7,712,463	114,806
Series 2014-CR15, Class XA IO	1.052	02-10-47	6,602,721	221,062
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.448	05-10-51	6,517,222	232,003
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(G)	4.394	08-10-30	1,095,000	1,113,426
Series 2013-LC13, Class B (D)(G)	5.009	08-10-46	505,000	531,690
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (C)(D)	4.637	02-13-32	605,000	604,999
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (C)(D)	4.537	08-13-27	635,000	636,179
Core Industrial Trust Series 2015-CALW, Class XA IO (D)	0.810	02-10-34	6,830,434	142,503
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (C)(D)	3.258	05-15-35	1,378,286	1,368,209
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(G)	3.382	12-15-34	860,000	850,657
Series 2015-NRF, Class EFX (D)(G)	3.382	12-15-34	1,305,000	1,284,088
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(G)	3.500	11-25-57	418,792	417,810
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (G)	4.689	08-19-34	72,513	70,291
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(D)	5.705	09-15-34	210,000	209,997
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.208	05-10-45	6,142,310	250,139
Series 2015-590M, Class C (D)(G)	3.805	10-10-35	320,000	315,409
Series 2016-RENT, Class D (D)(G)	4.067	02-10-29	915,000	913,421
Series 2017-485L, Class C (D)(G)	3.982	02-10-37	535,000	527,870
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (C)(D)	4.255	07-15-32	215,000	213,956
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (C)(D)	4.955	07-15-32	120,000	119,348
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (C)(D)	3.938	02-15-37	350,000	346,491
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(D)	4.155	12-15-34	250,000	247,647
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (C)(D)	6.413	08-05-34	355,000	354,930
IMT Trust Series 2017-APTS, Class CFX (D)(G)	3.497	06-15-34	400,000	392,385
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.007	07-25-35	3,784,233	86,050
Series 2005-AR8, Class AX2 IO	1.024	05-25-35	3,949,854	126,086
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (D)	1.431	07-05-32	6,303,027	271,273
Series 2015-MAR7, Class C (D)	4.490	06-05-32	570,000	567,275
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(D)	3.365	06-15-35	425,000	423,130
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	3.855	11-15-34	850,000	827,610
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (G)	4.579	08-25-34	150,800	150,272
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	637,500	630,062
Natixis Commercial Mortgage Securities Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-285M, Class D (D)(G)	3.790	11-15-32	745,000	$735,645
Series 2018-ALXA, Class C (D)(G)	4.316	01-15-43	380,000	383,109
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	455,000	451,516
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (D)(G)	3.793	03-25-48	305,203	303,588
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (G)	2.883	03-25-44	123,243	120,665
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (D)	1.325	05-10-63	5,304,612	194,853
Verus Securitization Trust Series 2018-3, Class A1 (D)	4.108	10-25-58	1,112,878	1,105,755
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(G)	3.947	12-13-29	844,000	843,509
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(G)	2.710	03-18-28	1,050,000	1,036,401
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	4.105	12-15-34	295,000	294,704
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (C)(D)	5.026	11-15-29	120,514	119,766
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (D)	1.885	11-15-45	5,070,357	291,771
Series 2013-C16, Class B (G)	5.038	09-15-46	290,000	308,520
U.S. Government Agency 0.5%				9,455,993
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (C)	4.506	12-25-28	135,266	136,485
Series K005, Class AX IO	1.345	11-25-19	5,165,816	45,871
Series K017, Class X1 IO	1.303	12-25-21	5,112,356	157,121
Series K021, Class X1 IO	1.444	06-25-22	293,466	12,032
Series K022, Class X1 IO	1.234	07-25-22	10,660,572	380,339
Series K709, Class X1 IO	1.492	03-25-19	1,442,721	476
Series K710, Class X1 IO	1.734	05-25-19	5,582,531	9,013
Series K711, Class X1 IO	1.668	07-25-19	5,765,445	19,387
Government National Mortgage Association
Series 2012-114, Class IO	0.765	01-16-53	2,405,033	121,409
Series 2016-174, Class IO	0.900	11-16-56	4,613,320	350,778
Series 2017-109, Class IO	0.611	04-16-57	6,109,058	333,935
Series 2017-124, Class IO	0.706	01-16-59	7,446,089	484,186
Series 2017-135, Class IO	0.839	10-16-58	4,884,597	332,263
Series 2017-140, Class IO	0.609	02-16-59	4,275,704	255,564
Series 2017-159, Class IO	0.545	06-16-59	5,975,931	331,625
Series 2017-169, Class IO	0.733	01-16-60	10,203,806	674,226
Series 2017-20, Class IO	0.748	12-16-58	7,083,032	431,722
Series 2017-22, Class IO	1.022	12-16-57	3,169,042	281,053
Series 2017-3, Class IO	0.908	09-16-58	5,792,170	434,307
Series 2017-41, Class IO	0.791	07-16-58	5,443,611	380,546
Series 2017-46, Class IO	0.620	11-16-57	6,921,992	410,933
Series 2017-61, Class IO	0.768	05-16-59	3,227,255	240,546
Series 2018-081, Class IO	0.448	01-16-60	10,887,230	576,971
Series 2018-35, Class IO	0.524	03-16-60	7,255,607	409,250
Series 2018-43, Class IO	0.577	05-16-60	11,299,025	652,379
Series 2018-68, Class IO	0.478	01-16-60	12,475,081	643,574
Series 2018-69, Class IO	0.535	04-16-60	11,076,359	680,523

Series 2018-9, Class IO	0.558	01-16-60	11,723,828	669,479
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 4.8%				$89,189,683
(Cost $89,218,757)
Asset backed securities 4.8%				89,189,683
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (C)	3.034	06-22-37	415,000	402,544
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (C)	2.889	08-25-37	1,669,963	1,637,019
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.989	05-25-36	684,470	676,340
Ally Auto Receivables Trust
Series 2017-4, Class A4	1.960	07-15-22	725,000	715,397
Series 2018-1, Class A3	2.350	06-15-22	650,000	645,913
Series 2018-2, Class A4	3.090	06-15-23	1,235,000	1,239,862
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,125,000	2,108,541
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	485,000	488,125
Series 2018-3, Class C	3.740	10-18-24	395,000	401,681
Applebee's Funding LLC Series 2014-1, Class A2 (D)	4.277	09-05-44	1,308,438	1,301,890
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,194,863	1,215,701
BMW Vehicle Owner Trust Series 2018-A, Class A3	2.350	04-25-22	1,205,000	1,196,784
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	1,600,000	1,554,888
CarMax Auto Owner Trust
Series 2016-2, Class A4	1.680	09-15-21	410,000	404,248
Series 2018-1, Class A3	2.480	11-15-22	575,000	571,143
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	2,600,000	2,588,913
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	1,493,694	1,497,621
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	680,000	672,313
Series 2018-B, Class A3	3.190	11-15-23	1,050,000	1,056,705
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	1,066,013	1,077,080
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (C)	3.013	03-28-35	555,000	533,112
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	5.613	02-25-35	181,037	179,976
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	1,227,188	1,233,323
Series 2017-1A, Class A2I (D)	3.629	11-20-47	393,030	381,255
Series 2017-1A, Class A2II (D)	4.030	11-20-47	440,550	432,911
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	2,800,000	2,763,565
DLL LLC Series 2018-ST2, Class A3 (D)	3.460	01-20-22	705,000	709,461
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,339,600	1,310,169
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	1,291,613	1,342,295
Enterprise Fleet Financing LLC Series 2018-3, Class A2 (D)	3.380	05-20-24	968,000	971,644
Evergreen Credit Card Trust Series 2018-1, Class A (D)	2.950	03-15-23	1,200,000	1,201,808
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	373,350	378,095
Ford Credit Auto Owner Trust
Series 2017-B, Class A4	1.870	09-15-22	295,000	289,588
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-C, Class A4	2.160	03-15-23	715,000	$702,701
Series 2018-B, Class A3	3.240	04-15-23	1,023,000	1,030,883
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	1,275,000	1,258,178
Series 2018-3, Class A1	3.520	10-15-23	1,800,000	1,822,442
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (C)	2.877	08-25-44	2,568,000	2,526,526
Golden Credit Card Trust Series 2018-1A, Class A (D)	2.620	01-15-23	1,385,000	1,376,924
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	475,468	468,921
Series 2018-AA, Class A (D)	3.540	02-25-32	479,821	483,310
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	320,000	314,486
Series 2017-3, Class A4	1.980	11-20-23	380,000	374,037
Series 2018-2, Class A3	3.010	05-18-22	670,000	671,567
Series 2018-2, Class A4	3.160	08-19-24	915,000	922,095
Series 2018-3, Class A3	2.950	08-22-22	500,000	501,540
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (D)	2.810	04-15-21	870,000	868,686
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.480	12-15-22	639,000	643,191
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	430,000	428,056
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.749	10-27-42	589,883	573,819
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(G)	3.500	08-25-58	474,800	471,571
MMAF Equipment Finance LLC Series 2017-B, Class A3 (D)	2.210	10-17-22	900,000	887,409
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	67,448	66,455
Series 2015-1A, Class A (D)	2.520	12-20-32	121,878	120,177
Series 2018-1A, Class A (D)	3.450	01-21-36	1,098,547	1,104,480
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	1,273,671	1,296,034
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (C)(D)	3.103	08-23-36	1,620,000	1,589,075
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	667,052	670,058
Series 2018-FNT2, Class A (D)	3.790	07-25-54	391,520	395,347
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (D)	2.540	04-18-22	1,005,000	998,370
Series 2018-1A, Class A2 (D)	3.220	02-15-23	260,000	260,010
Series 2018-2A, Class A2 (D)	3.690	10-16-23	700,000	706,227
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	835,000	822,295
Series 2018-A, Class A4	2.890	06-17-24	1,105,000	1,109,100
Series 2018-C, Class A3	3.220	06-15-23	1,532,000	1,543,419
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	229,370	228,134
Series 2018-PLS2, Class A (D)	3.265	02-25-23	1,250,959	1,250,183
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	348,000	348,000
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	875,000	868,904
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	454,188	461,259
Santander Drive Auto Receivables Trust
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-2, Class C	3.350	07-17-23	480,000	$480,970
Series 2018-3, Class C	3.510	08-15-23	1,125,000	1,130,343
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A (D)	3.500	06-20-35	364,270	365,575
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (C)	3.078	06-15-39	305,430	295,618
SMB Private Education Loan Trust Series 2015-C, Class A2A (D)	2.750	07-15-27	464,153	461,747
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (D)	1.860	11-26-40	347,403	343,059
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	374,720	375,526
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (C)	3.849	02-25-35	139,131	136,069
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(D)	2.699	10-28-37	2,044,525	2,021,825
Taco Bell Funding LLC Series 2018-1A, Class A2I (D)	4.318	11-25-48	1,201,000	1,217,766
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	238,917	237,378
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (D)	4.110	07-20-43	650,700	654,367
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(G)	3.802	10-25-53	280,000	285,957
Series 2015-2, Class 1M2 (D)(G)	3.711	11-25-60	815,000	822,028
Series 2016-5, Class A1 (D)(G)	2.500	10-25-56	633,518	614,501
Series 2017-1, Class A1 (D)(G)	2.750	10-25-56	346,156	338,758
Series 2017-2, Class A1 (D)(G)	2.750	04-25-57	238,669	233,758
Series 2018-1, Class A1 (D)(G)	3.000	01-25-58	454,262	445,909
Series 2018-3, Class A1 (D)(G)	3.750	05-25-58	641,439	644,051
Series 2018-4, Class A1 (D)(G)	3.000	06-25-58	1,061,065	1,034,756
Series 2018-5, Class A1A (D)(G)	3.250	07-25-58	279,649	275,820
Series 2018-6, Class A1A (D)(G)	3.750	03-25-58	1,656,208	1,653,565
Series 2019-1, Class A1 (D)(G)	3.750	03-25-58	665,000	660,950
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	790,000	775,556
Series 2018-A, Class A3	2.350	05-16-22	825,000	819,079
Series 2018-C, Class A3	3.020	12-15-22	1,300,000	1,304,571
Series 2018-D, Class A3	3.180	03-15-23	1,695,000	1,709,347
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	568,333	568,881
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	520,188	523,733
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (D)	2.540	02-15-22	1,120,000	1,112,832
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	611,823	596,962
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (C)(D)	2.730	04-25-40	155,719	147,583
Westgate Resorts LLC
Series 2014-1A, Class A (D)	2.150	12-20-26	288,717	288,158
Series 2014-1A, Class B (D)	3.250	12-20-26	124,148	123,894
Series 2015-2A, Class B (D)	4.000	07-20-28	211,859	211,091
Series 2016-1A, Class A (D)	3.500	12-20-28	224,544	224,272
Series 2017-1A, Class A (D)	3.050	12-20-30	357,144	353,472
World Omni Auto Receivables Trust
Series 2017-B, Class A3	1.950	02-15-23	385,000	379,205
Series 2018-A, Class A3	2.500	04-17-23	1,075,000	1,068,644
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	905,000	$908,328

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$15,810,434
(Cost $15,806,450)
John Hancock Collateral Trust (H)	2.5450(I)	1,579,985	15,810,434

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5%				$9,273,000
(Cost $9,273,000)
U.S. Government Agency 0.1%				1,109,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	1,109,000	1,109,000

	Par value^	Value
Repurchase agreement 0.4%		8,164,000
Barclays Tri-Party Repurchase Agreement dated 1-31-19 at 2.520% to be repurchased at $8,004,560 on 2-1-19, collateralized by $8,108,700 U.S. Treasury Notes, 2.625% due 12-15-21 (valued at $8,164,726, including interest)	8,004,000	8,004,000
Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $160,006 on 2-1-19, collateralized by $165,000 U.S. Treasury Notes, 2.625% due 6-30-23 (valued at $166,188, including interest)	160,000	160,000

Total investments (Cost $1,574,728,411) 100.5%	$1,883,937,612
Other assets and liabilities, net (0.5%)	(9,756,998)
Total net assets 100.0%	$1,874,180,614

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $15,427,487.
(B)	Non-income producing security.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: [Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,177,420,309	$1,138,020,313	$39,399,996	—
Preferred securities	2,085,628	2,085,628	—	—
U.S. Government and Agency obligations	247,496,051	—	247,496,051	—
Foreign government obligations	3,178,119	—	3,178,119	—
Corporate bonds	293,599,365	—	293,599,365	—
Convertible bonds	607,072	—	607,072	—
Capital preferred securities	905,370	—	905,370	—
Term loans	1,306,596	—	1,306,596	—
Collateralized mortgage obligations	43,065,985	—	43,065,985	—
Asset backed securities	89,189,683	—	89,189,683	—
Securities lending collateral	15,810,434	15,810,434	—	—
Short-term investments	9,273,000	—	9,273,000	—
Total investments in securities	$1,883,937,612	$1,155,916,375	$728,021,237	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       23

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	216,812	5,521,164	(4,157,991)	1,579,985	—	—	($481)	$4,012	$15,810,434

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q1	01/19
This report is for the information of the shareholders of John Hancock Balanced Fund.		3/19

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 95.0%		$464,221,328
(Cost $497,858,336)
Communication services 6.3%		30,794,848
Entertainment 4.3%
Cinemark Holdings, Inc.	134,339	5,497,152
Glu Mobile, Inc. (A)	229,080	2,231,239
Rosetta Stone, Inc. (A)	156,069	2,366,006
Zynga, Inc., Class A (A)	2,413,371	10,811,902
Wireless telecommunication services 2.0%
Boingo Wireless, Inc. (A)	409,973	9,888,549
Consumer discretionary 7.9%		38,556,821
Hotels, restaurants and leisure 3.6%
Dave & Buster's Entertainment, Inc.	88,476	4,552,090
Penn National Gaming, Inc. (A)	233,686	5,664,549
Vail Resorts, Inc.	38,786	7,301,852
Household durables 1.1%
Universal Electronics, Inc. (A)	195,566	5,509,094
Leisure products 0.8%
Nautilus, Inc. (A)	525,635	3,947,519
Specialty retail 2.4%
Lithia Motors, Inc., Class A	47,751	4,247,451
Urban Outfitters, Inc. (A)	53,860	1,739,678
Williams-Sonoma, Inc.	102,785	5,594,588
Consumer staples 1.3%		6,437,246
Household products 1.3%
Central Garden & Pet Company, Class A (A)	180,720	6,437,246
Energy 4.5%		21,878,554
Energy equipment and services 1.3%
Patterson-UTI Energy, Inc.	538,253	6,529,009
Oil, gas and consumable fuels 3.2%
Callon Petroleum Company (A)	607,068	4,941,534
Magnolia Oil & Gas Corp. (A)	553,953	6,669,594
PDC Energy, Inc. (A)	114,781	3,738,417
Financials 11.3%		55,305,561
Banks 10.6%
Access National Corp.	201,109	4,748,183
Banner Corp.	104,257	5,686,177
Columbia Banking System, Inc.	194,167	7,135,637
ConnectOne Bancorp, Inc.	239,712	4,794,240
First Community Corp.	151,157	3,098,719
Pinnacle Financial Partners, Inc.	109,680	5,897,494
South State Corp.	93,178	6,182,360
Union Bankshares Corp.	36,620	1,155,727
Univest Financial Corp.	301,713	7,087,238
Valley National Bancorp	586,640	5,930,930
Capital markets 0.7%
Moelis & Company, Class A	82,031	3,588,856
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 16.4%		$80,014,214
Biotechnology 2.2%
Ligand Pharmaceuticals, Inc. (A)	29,742	3,512,530
Recro Pharma, Inc. (A)	210,258	1,743,039
Retrophin, Inc. (A)	153,054	3,299,844
Stemline Therapeutics, Inc. (A)	199,759	2,209,335
Health care equipment and supplies 7.1%
AtriCure, Inc. (A)	131,399	4,066,799
Integra LifeSciences Holdings Corp. (A)	121,611	5,759,497
Nevro Corp. (A)	137,544	6,679,137
SeaSpine Holdings Corp. (A)	670,523	10,252,297
The Cooper Companies, Inc.	27,480	7,660,325
Life sciences tools and services 5.9%
Bio-Rad Laboratories, Inc., Class A (A)	41,933	10,477,799
Enzo Biochem, Inc. (A)(B)	2,733,705	10,278,731
Syneos Health, Inc. (A)	156,866	8,006,441
Pharmaceuticals 1.2%
Prestige Consumer Healthcare, Inc. (A)	217,351	6,068,440
Industrials 13.7%		66,887,841
Building products 2.2%
American Woodmark Corp. (A)	74,139	5,186,023
Armstrong World Industries, Inc.	79,995	5,442,860
Commercial services and supplies 1.4%
UniFirst Corp.	48,757	6,749,432
Construction and engineering 4.3%
EMCOR Group, Inc.	121,104	7,899,614
Granite Construction, Inc.	129,616	5,602,004
Quanta Services, Inc.	210,693	7,445,891
Electrical equipment 1.6%
Regal Beloit Corp.	105,364	8,087,741
Machinery 1.7%
The Timken Company	197,490	8,411,099
Trading companies and distributors 2.5%
GMS, Inc. (A)	167,357	3,168,068
Watsco, Inc.	60,314	8,895,109
Information technology 18.7%		91,553,212
Communications equipment 2.4%
Casa Systems, Inc. (A)	430,060	5,005,898
Quantenna Communications, Inc. (A)	459,410	6,863,585
Electronic equipment, instruments and components 1.1%
TTM Technologies, Inc. (A)	470,305	5,399,101
IT services 1.2%
GreenSky, Inc., Class A (A)	518,659	5,705,249
Semiconductors and semiconductor equipment 3.0%
Aquantia Corp. (A)	365,231	3,217,685
Lattice Semiconductor Corp. (A)	924,551	7,211,498
MaxLinear, Inc. (A)	216,965	4,256,853
Software 9.7%
Avaya Holdings Corp. (A)	329,895	5,578,524
Box, Inc., Class A (A)	143,857	3,009,488
Cloudera, Inc. (A)	391,830	5,289,705
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
ForeScout Technologies, Inc. (A)	183,587	$5,599,404
j2 Global, Inc.	100,434	7,548,619
Mimecast, Ltd. (A)	199,749	7,504,570
MobileIron, Inc. (A)	1,412,656	6,851,382
Tenable Holdings, Inc. (A)	213,933	5,921,665
Technology hardware, storage and peripherals 1.3%
Cray, Inc. (A)	300,364	6,589,986
Materials 4.8%		23,539,696
Chemicals 1.4%
Valvoline, Inc.	322,024	7,119,951
Containers and packaging 1.8%
Graphic Packaging Holding Company	718,574	8,673,188
Metals and mining 1.6%
Kaiser Aluminum Corp.	77,180	7,746,557
Real estate 8.9%		43,427,972
Equity real estate investment trusts 8.9%
American Assets Trust, Inc.	254,847	10,943,130
EPR Properties	135,858	9,925,785
First Industrial Realty Trust, Inc.	356,909	11,678,062
Physicians Realty Trust	600,828	10,880,995
Utilities 1.2%		5,825,363
Electric utilities 1.2%
Portland General Electric Company	120,558	5,825,363

	Yield (%)	Shares	Value
Short-term investments 4.1%			$20,153,208
(Cost $20,153,208)
Money market funds 4.1%			20,153,208
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3198(C)	20,153,208	20,153,208

Total investments (Cost $518,011,544) 99.1%	$484,374,536
Other assets and liabilities, net 0.9%	4,253,281
Total net assets 100.0%	$488,627,817

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended January 31, 2019, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Enzo Biochem, Inc.	1,736,079	997,626	—	2,733,705	—	—	—	$2,002,106	$10,278,731

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	01/19
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		3/19

John Hancock

Seaport Long/Short Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 59.8%		$424,295,964
(Cost $402,937,091)
Communication services 4.4%		31,137,011
Diversified telecommunication services 1.2%
China Tower Corp., Ltd., H Shares (A)(B)	3,796,704	815,341
China Unicom Hong Kong, Ltd.	2,601,000	2,979,387
China Unicom Hong Kong, Ltd., ADR	77,457	893,079
Hellenic Telecommunications Organization SA	166,449	2,084,603
Koninklijke KPN NV	374,334	1,150,785
ORBCOMM, Inc. (B)	66,841	544,086
Entertainment 1.7%
Netflix, Inc. (B)	9,279	3,150,221
Nexon Company, Ltd. (B)	157,064	2,389,488
Spotify Technology SA (B)	48,533	6,573,795
Interactive media and services 1.3%
Alphabet, Inc., Class A (B)	98	110,337
Alphabet, Inc., Class C (B)	95	106,055
Facebook, Inc., Class A (B)	1,964	327,379
Tencent Holdings, Ltd.	118,117	5,257,929
Yandex NV, Class A (B)	95,039	3,191,410
Media 0.0%
Comcast Corp., Class A	717	26,221
Wireless telecommunication services 0.2%
Millicom International Cellular SA	24,539	1,536,895
Consumer discretionary 5.4%		38,707,703
Diversified consumer services 0.2%
Hope Education Group Company, Ltd. (A)(B)	11,510,835	1,414,707
Hotels, restaurants and leisure 0.5%
Marriott Vacations Worldwide Corp.	31,652	2,802,468
Planet Fitness, Inc., Class A (B)	15,173	878,820
Household durables 0.9%
Haier Electronics Group Company, Ltd. (B)	639,000	1,835,735
Lennar Corp., A Shares	4,177	198,073
Midea Group Company, Ltd., Class A	161,800	1,054,326
Mohawk Industries, Inc. (B)	2,265	291,709
Neinor Homes SA (A)(B)	23,919	342,910
Roku, Inc. (B)	11,300	507,935
Skyline Champion Corp.	130,257	2,352,441
Internet and direct marketing retail 1.9%
Alibaba Group Holding, Ltd., ADR (B)(C)	23,007	3,876,449
Amazon.com, Inc. (B)	2,611	4,487,604
Booking Holdings, Inc. (B)	26	47,653
Delivery Hero SE (A)(B)	8,877	327,857
Expedia Group, Inc.	1,793	213,815
Groupon, Inc. (B)	94,959	357,995
Just Eat PLC (B)	125,214	1,144,264
Wayfair, Inc., Class A (B)	25,260	2,764,960
Specialty retail 0.8%
RH (B)	10,341	1,405,032
The TJX Companies, Inc. (C)	84,844	4,219,292
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 1.1%
Carter's, Inc.	29,601	$2,453,923
NIKE, Inc., Class B	40,789	3,339,803
Under Armour, Inc., Class A (B)	115,233	2,389,932
Consumer staples 1.0%		6,963,385
Beverages 0.6%
Monster Beverage Corp. (B)	33,361	1,909,584
Treasury Wine Estates, Ltd.	177,633	1,999,083
Food and staples retailing 0.0%
Zur Rose Group AG (B)	3,196	287,392
Food products 0.4%
Adecoagro SA (B)	53,800	409,956
Archer-Daniels-Midland Company	15,868	712,473
Lamb Weston Holdings, Inc.	22,751	1,644,897
Energy 2.2%		15,793,636
Energy equipment and services 0.1%
Northern Drilling, Ltd. (B)	38,379	246,538
Transocean, Ltd. (B)	25,068	214,833
Trican Well Service, Ltd. (B)	616,087	623,613
Oil, gas and consumable fuels 2.1%
Alta Mesa Resources, Inc., Class A (B)(C)	73,024	69,957
Cameco Corp.	75,984	920,926
Kimbell Royalty Partners LP	238,292	4,077,176
MOL Hungarian Oil & Gas PLC	76,808	921,522
NAC Kazatomprom JSC, GDR (B)	103,085	1,468,961
NuStar Energy LP	53,978	1,375,899
PDC Energy, Inc. (B)	9,000	293,130
Viper Energy Partners LP (C)	142,105	4,506,150
YPF SA, ADR	65,745	1,074,931
Financials 12.9%		91,650,298
Banks 5.7%
Akbank TAS	276,671	379,955
Banc of California, Inc.	13,685	199,527
Bank Mandiri Persero Tbk PT	2,188,800	1,173,030
Bank of Communications Company, Ltd., H Shares	2,233,000	1,898,176
Bank of Cyprus Holdings PLC (B)	118,832	156,396
Bank OZK	24,086	730,769
BAWAG Group AG (A)	3,809	161,578
BOK Financial Corp.	4,656	386,960
CenterState Bank Corp.	36,031	893,569
China Construction Bank Corp., H Shares	1,818,000	1,637,657
China Merchants Bank Company, Ltd., H Shares	297,500	1,311,604
First Bancorp (NC)	26,099	959,660
First Citizens BancShares, Inc., Class A	2,335	951,583
First Hawaiian, Inc.	19,881	511,538
Hancock Whitney Corp.	9,988	410,307
HDFC Bank, Ltd., ADR	11,477	1,127,271
IBERIABANK Corp.	5,723	422,872
ICICI Bank, Ltd., ADR	246,684	2,518,644
Independent Bank Group, Inc.	13,847	730,568
ING Groep NV	147,151	1,746,066
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	39,222	$645,986
Live Oak Bancshares, Inc.	82,098	1,141,162
M&T Bank Corp.	1,478	243,190
Metro Bank PLC (B)	82,909	1,184,985
Nova Ljubljanska Banka DD, GDR (A)(B)	72,527	1,037,348
Resona Holdings, Inc.	81,300	410,775
Sberbank of Russia PJSC, ADR	97,200	1,319,976
Standard Chartered PLC	246,843	1,990,816
State Bank of India, GDR (B)	34,379	1,431,126
Sterling Bancorp	38,498	740,702
SVB Financial Group (B)	13,190	3,078,282
Synovus Financial Corp.	6,683	236,712
The Bank of NT Butterfield & Son, Ltd.	55,318	1,938,896
United Bank, Ltd., GDR	9,243	59,155
Van Lanschot Kempen NV	93,214	2,179,652
Western Alliance Bancorp (B)	15,482	685,543
Wintrust Financial Corp.	18,859	1,341,629
Zions Bancorp NA	51,882	2,469,064
Capital markets 2.1%
Anima Holding SpA (A)	403,954	1,661,909
Blucora, Inc. (B)	55,697	1,643,618
Fairfax India Holdings Corp. (A)(B)	276,985	3,570,337
Hamilton Lane, Inc., Class A	13,038	472,888
Northern Trust Corp.	9,478	838,424
Raymond James Financial, Inc.	4,159	334,800
Sanne Group PLC	180,312	1,182,368
Solar Capital, Ltd.	40,683	834,408
TD Ameritrade Holding Corp.	55,664	3,114,401
UBS Group AG (B)	124,798	1,617,844
Consumer finance 1.2%
Acom Company, Ltd.	127,600	447,338
American Express Company	13,703	1,407,298
Capital One Financial Corp.	18,614	1,500,102
OneMain Holdings, Inc. (B)	31,593	944,315
PRA Group, Inc. (B)	15,500	457,405
SLM Corp. (B)	101,033	1,082,063
Synchrony Financial	81,862	2,459,134
Diversified financial services 0.7%
AXA Equitable Holdings, Inc.	138,148	2,561,264
ECN Capital Corp.	83,839	243,742
KBC Ancora	20,433	914,309
Voya Financial, Inc.	22,150	1,028,425
Insurance 2.9%
Ageas	38,840	1,805,920
AIA Group, Ltd.	228,000	2,058,727
American International Group, Inc.	1,500	64,845
Assurant, Inc.	14,267	1,375,196
Athene Holding, Ltd., Class A (B)	71,391	3,062,674
Intact Financial Corp.	41,115	3,249,898
Ping An Insurance Group Company of China, Ltd., H Shares	158,500	1,543,086
Sabre Insurance Group PLC (A)	189,747	707,816
Sony Financial Holdings, Inc.	104,620	1,990,794
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	29,829	$1,399,577
Tokio Marine Holdings, Inc.	29,100	1,424,902
Trupanion, Inc. (B)	65,845	1,748,185
Mortgage real estate investment trusts 0.1%
Granite Point Mortgage Trust, Inc.	41,077	801,823
Redwood Trust, Inc.	20,600	332,278
Thrifts and mortgage finance 0.2%
NMI Holdings, Inc., Class A (B)	60,248	1,325,456
Health care 15.2%		107,518,258
Biotechnology 4.2%
Aimmune Therapeutics, Inc. (B)	23,136	544,159
Alder Biopharmaceuticals, Inc. (B)	107,805	1,517,894
Alkermes PLC (B)	8,165	268,384
Arcus Biosciences, Inc. (B)	71,461	726,758
Arena Pharmaceuticals, Inc. (B)	18,991	873,016
BeiGene, Ltd., ADR (B)	17,210	2,228,351
Clementia Pharmaceuticals, Inc. (B)	51,950	706,001
Coherus Biosciences, Inc. (B)	129,177	1,738,722
Exact Sciences Corp. (B)	23,577	2,123,816
Five Prime Therapeutics, Inc. (B)	24,982	281,048
G1 Therapeutics, Inc. (B)	81,859	1,750,964
Galapagos NV (B)	16,871	1,735,937
Galapagos NV (B)	4,496	462,615
Genmab A/S (B)	11,671	1,701,327
Genus PLC	40,132	1,172,817
GlycoMimetics, Inc. (B)	80,028	896,314
Heron Therapeutics, Inc. (B)	37,929	1,020,290
Invitae Corp. (B)	54,454	766,712
Ironwood Pharmaceuticals, Inc. (B)	82,742	1,130,256
Jinyu Bio-Technology Company, Ltd., Class A	820,940	1,746,326
Jounce Therapeutics, Inc. (B)	38,545	161,504
Karyopharm Therapeutics, Inc. (B)	116,950	990,567
Momenta Pharmaceuticals, Inc. (B)	126,114	1,495,712
Portola Pharmaceuticals, Inc. (B)	10,477	283,927
Ra Pharmaceuticals, Inc. (B)	63,030	1,294,006
Radius Health, Inc. (B)	29,095	531,566
Rigel Pharmaceuticals, Inc. (B)	105,500	227,880
Seattle Genetics, Inc. (B)	2,738	209,265
UroGen Pharma, Ltd. (B)	31,159	1,290,606
Zealand Pharma A/S, ADR (B)	15,813	231,660
Health care equipment and supplies 2.8%
Abbott Laboratories	20,012	1,460,476
AtriCure, Inc. (B)	38,526	1,192,380
Baxter International, Inc.	22,979	1,665,748
Boston Scientific Corp. (B)	33,637	1,283,252
Cardiovascular Systems, Inc. (B)	27,612	859,562
Danaher Corp.	13,308	1,476,123
Edwards Lifesciences Corp. (B)	14,779	2,518,637
Globus Medical, Inc., Class A (B)	17,249	777,067
Haemonetics Corp. (B)	25,107	2,483,333
Hill-Rom Holdings, Inc.	8,294	829,566
Insulet Corp. (B)	21,509	1,746,316
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (B)	3,017	$1,579,822
Koninklijke Philips NV	5,302	209,032
Penumbra, Inc. (B)	1,150	167,337
STERIS PLC	8,930	1,018,556
Teleflex, Inc.	3,000	820,500
Health care providers and services 1.4%
Acadia Healthcare Company, Inc. (B)	18,415	503,834
Anthem, Inc.	1,777	538,431
Centene Corp. (B)	6,389	834,212
China Resources Medical Holdings Company, Ltd.	270,740	189,500
Fresenius SE & Company KGaA	499	25,873
Guardant Health, Inc. (B)	1,200	48,408
Humana, Inc.	627	193,737
Japan Lifeline Company, Ltd.	46,800	712,264
R1 RCM, Inc. (B)	98,862	802,759
UnitedHealth Group, Inc.	1,315	355,313
Universal Health Services, Inc., Class B	23,382	3,098,816
WellCare Health Plans, Inc. (B)	9,051	2,502,420
Health care technology 0.5%
Cerner Corp. (B)	14,875	816,786
HMS Holdings Corp. (B)	26,853	805,321
Omnicell, Inc. (B)	2,559	166,668
Teladoc Health, Inc. (B)	13,263	851,485
Veeva Systems, Inc., Class A (B)	6,794	740,954
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	34,419	2,617,565
Bio-Techne Corp.	4,767	831,651
ICON PLC (B)	5,677	794,099
PRA Health Sciences, Inc. (B)	8,008	848,608
Tecan Group AG	3,877	782,900
WuXi AppTec Company, Ltd., H Shares (A)(B)	153,700	1,566,938
Pharmaceuticals 5.2%
Aerie Pharmaceuticals, Inc. (B)	240	11,285
Allergan PLC	1,024	147,436
Amneal Pharmaceuticals, Inc. (B)	50,405	618,973
Assembly Biosciences, Inc. (B)	26,767	609,752
AstraZeneca PLC	69,116	5,006,892
Bristol-Myers Squibb Company	5,531	273,065
Chugai Pharmaceutical Company, Ltd.	20,510	1,211,042
Dermira, Inc. (B)	45,011	297,073
Eisai Company, Ltd.	60,877	4,726,885
Elanco Animal Health, Inc. (B)	8,290	241,902
Evolus, Inc. (B)	5,900	96,465
Hikma Pharmaceuticals PLC	33,960	718,455
Hutchison China MediTech, Ltd., ADR (B)	14,470	328,469
Intersect ENT, Inc. (B)	11,640	345,359
Kyowa Hakko Kirin Company, Ltd.	31,798	609,625
Laboratorios Farmaceuticos Rovi SA	39,384	833,926
Mylan NV (B)	21,128	632,784
Novartis AG	59,244	5,172,046
Ono Pharmaceutical Company, Ltd.	135,043	2,950,157
Revance Therapeutics, Inc. (B)	70,512	1,217,742
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Roche Holding AG	6,853	$1,823,143
Sino Biopharmaceutical, Ltd.	1,569,196	1,327,443
Takeda Pharmaceutical Company, Ltd.	28,444	1,148,376
Teva Pharmaceutical Industries, Ltd., ADR (B)	150,097	2,979,425
The Medicines Company (B)	36,135	835,080
Tricida, Inc. (B)	11,122	244,017
UCB SA	14,027	1,215,483
WaVe Life Sciences, Ltd. (B)	28,760	1,071,309
Industrials 5.9%		41,684,450
Aerospace and defense 1.2%
BAE Systems PLC	117,932	793,372
BWX Technologies, Inc.	16,177	750,936
Cobham PLC (B)	808,294	1,144,357
Harris Corp.	4,479	686,093
Safran SA	26,021	3,418,877
Ultra Electronics Holdings PLC	99,170	1,669,578
Building products 0.2%
Cie de Saint-Gobain	38,503	1,328,661
Fortune Brands Home & Security, Inc.	8,378	379,523
Commercial services and supplies 1.0%
Atento SA (B)	200,575	792,271
Babcock International Group PLC	143,603	1,000,206
China Everbright International, Ltd.	1,494,000	1,508,678
Clean Harbors, Inc. (B)	10,679	632,304
Edenred	31,464	1,274,192
Serco Group PLC (B)	787,501	1,142,742
The Brink's Company	13,380	990,789
Construction and engineering 0.5%
China Machinery Engineering Corp., H Shares	3,867,643	1,905,782
Kumagai Gumi Company, Ltd.	21,900	686,944
Vinci SA	8,596	756,365
Electrical equipment 0.3%
EnerSys	6,579	560,926
Mitsubishi Electric Corp.	118,400	1,489,861
Industrial conglomerates 0.1%
Rheinmetall AG	8,153	846,854
Machinery 0.4%
Epiroc AB, Class A (B)	179,436	1,723,003
ITT, Inc.	14,663	770,687
The Middleby Corp. (B)	17	2,000
Marine 0.2%
Irish Continental Group PLC	193,267	1,050,618
Professional services 1.3%
CoStar Group, Inc. (B)	3,870	1,512,164
Equifax, Inc. (C)	24,325	2,603,262
Experian PLC	83,180	2,088,448
Huron Consulting Group, Inc. (B)	26,532	1,282,822
TransUnion	20,857	1,268,523
TriNet Group, Inc. (B)	13,302	607,369
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Road and rail 0.5%
CSX Corp.	55,626	$3,654,628
Trading companies and distributors 0.2%
Air Lease Corp.	16,700	633,598
Beacon Roofing Supply, Inc. (B)	20,039	728,017
Information technology 7.6%		53,706,255
Communications equipment 0.1%
CommScope Holding Company, Inc. (B)	15,720	328,705
Quantenna Communications, Inc. (B)	16,371	244,583
Electronic equipment, instruments and components 0.9%
Fabrinet (B)	17,502	994,814
Flex, Ltd. (B)	3,062	29,456
Itron, Inc. (B)	18,844	1,029,448
Zebra Technologies Corp., Class A (B)	26,353	4,574,881
IT services 1.6%
Accenture PLC, Class A	7,137	1,095,886
Automatic Data Processing, Inc.	7,129	996,919
ExlService Holdings, Inc. (B)	10,976	631,120
FleetCor Technologies, Inc. (B)	8,192	1,653,228
Genpact, Ltd.	23,342	696,292
Global Payments, Inc.	6,163	691,982
GoDaddy, Inc., Class A (B)	4,420	303,345
GreenSky, Inc., Class A (B)	116,389	1,280,279
PayPal Holdings, Inc. (B)	10,993	975,739
StoneCo, Ltd., Class A (B)	1,800	39,816
Total System Services, Inc.	15,029	1,346,749
Visa, Inc., Class A	9,065	1,223,866
WEX, Inc. (B)	2,357	380,255
Semiconductors and semiconductor equipment 0.6%
Advanced Micro Devices, Inc. (B)	23,955	584,742
First Solar, Inc. (B)	8,242	416,963
KLA-Tencor Corp.	6,327	674,268
Lattice Semiconductor Corp. (B)	65,871	513,794
Marvell Technology Group, Ltd.	60,751	1,125,716
Microchip Technology, Inc.	6,633	533,094
Teradyne, Inc.	4,959	178,474
Software 4.3%
Adobe, Inc. (B)	6,782	1,680,715
Blackbaud, Inc.	13,174	943,258
Carbon Black, Inc. (B)	11,997	185,834
Ceridian HCM Holding, Inc. (B)	47,154	1,943,216
Fair Isaac Corp. (B)	8,825	1,987,390
Globant SA (B)	37,739	2,551,156
Guidewire Software, Inc. (B)	9,198	797,283
HubSpot, Inc. (B)	10,029	1,587,691
Intuit, Inc.	5,803	1,252,403
Microsoft Corp.	6,714	701,143
Mimecast, Ltd. (B)	85,272	3,203,669
salesforce.com, Inc. (B)	23,912	3,633,907
ServiceNow, Inc. (B)	12,396	2,727,368
Splunk, Inc. (B)	10,042	1,253,643
SS&C Technologies Holdings, Inc.	49,983	2,573,625
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Workday, Inc., Class A (B)	18,665	$3,388,257
Technology hardware, storage and peripherals 0.1%
Cray, Inc. (B)	20,864	457,756
Pure Storage, Inc., Class A (B)	16,389	293,527
Materials 1.1%		8,050,342
Construction materials 0.4%
LafargeHolcim, Ltd. (B)	36,413	1,712,422
Martin Marietta Materials, Inc.	2,630	464,668
Vulcan Materials Company	6,332	643,648
Containers and packaging 0.0%
Ball Corp.	8,297	433,767
Metals and mining 0.7%
Acacia Mining PLC (B)	112,569	288,970
Agnico Eagle Mines, Ltd.	39,580	1,724,896
Barrick Gold Corp.	18,249	244,304
Barrick Gold Corp.	115,270	1,543,465
Carpenter Technology Corp.	3,943	186,346
Eldorado Gold Corp. (B)	74,183	278,186
Pretium Resources, Inc. (B)	67,438	529,670
Real estate 3.1%		21,705,274
Equity real estate investment trusts 2.5%
American Tower Corp.	29,518	5,101,891
Camden Property Trust	55,764	5,406,320
Crown Castle International Corp.	37,077	4,340,234
Dream Global Real Estate Investment Trust	74,359	733,998
Goodman Group	127,230	1,078,358
Grivalia Properties REIC AE	85,070	825,368
Mitsui Fudosan Logistics Park, Inc.	80	254,011
Real estate management and development 0.6%
Aedas Homes SAU (A)(B)	25,422	684,402
BR Properties SA	609,302	1,470,619
Godrej Properties, Ltd. (B)	109,858	1,146,896
Sobha, Ltd.	100,202	663,177
Utilities 1.0%		7,379,352
Electric utilities 0.4%
Edison International	39,459	2,247,979
PG&E Corp. (B)	36,797	478,361
Gas utilities 0.4%
Rubis SCA	53,849	3,214,309
Multi-utilities 0.2%

E.ON SE	129,422	1,438,703
Preferred securities 0.6%		$3,922,907
(Cost $3,537,957)
Financials 0.5%		3,103,067
Diversified financial services 0.5%
Mandatory Exchangeable Trust, 5.750% (A)	16,414	3,103,067
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Industrials 0.1%		$819,840
Machinery 0.1%

Randon SA Implementos e Participacoes	298,700	819,840
Exchange-traded funds 0.3%		$2,055,954
(Cost $1,949,935)
ChinaAMC CSI 300 Index ETF	419,800	2,055,954

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.8%				$5,808,552
(Cost $5,753,638)
Information technology 0.1%				430,590
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	4.750	02-15-26	463,000	430,590
Utilities 0.7%				5,377,962
Electric utilities 0.7%
Pacific Gas & Electric Company (D)	3.300	03-15-27	1,037,000	829,600
Pacific Gas & Electric Company (D)	4.000	12-01-46	710,000	533,388
Pacific Gas & Electric Company (D)	4.300	03-15-45	845,000	644,313
Pacific Gas & Electric Company (D)	4.750	02-15-44	708,000	563,002
Southern California Edison Company	5.500	03-15-40	1,530,000	1,572,474
Southern California Edison Company	5.550	01-15-37	1,182,000	1,235,185

	Shares	Value
Warrants 0.0%		$55,941
(Cost $107,532)
Agiliti, Inc. (Expiration Date: 7-24-22) (B)(E)(F)	72,650	55,941

	Contracts/Notional amount	Value
Purchased options 0.4%		$3,181,393
(Cost $8,202,461)
Calls 0.2%		1,597,964
Exchange Traded Option on 3-Month Pound Sterling Futures (Expiration Date: 12-16-20; Strike Price: $98.75; Notional Amount: 32,875,000) (B)	263	149,241
Exchange Traded Option on Chipotle Mexican Grill, Inc. (Expiration Date: 2-15-19; Strike Price: $550.00; Notional Amount: 7,700) (B)	77	111,265
Exchange Traded Option on iShares 20+ Year Treasury Bond ETF (Expiration Date: 3-15-19; Strike Price: $125.00; Notional Amount: 118,100) (B)	1,181	52,555
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 3-15-19; Strike Price: EUR 100.00; Counterparty: Goldman Sachs & Company) (B)(G)	178,563	86,880
Over the Counter Option on iShares FTSE/Xinhua China 25 Index (Expiration Date: 6-27-19; Strike Price: HKD 14.00; Counterparty: Citigroup Global Markets, Inc.) (B)(G)	835,775	28,617
Over the Counter Option on iShares FTSE/Xinhua China 25 Index (Expiration Date: 6-27-19; Strike Price: HKD 14.00; Counterparty: Goldman Sachs & Company) (B)(G)	2,324,825	79,601
Over the Counter Option on iShares FTSE/Xinhua China 25 Index (Expiration Date: 6-27-19; Strike Price: HKD 14.00; Counterparty: JPMorgan Chase Bank N.A. London) (B)(G)	6,712,303	229,827
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company) (B)(G)	20,020,323	216,760
Over the Counter Option on United Bank, Ltd. (Expiration Date: 6-28-19; Strike Price: $0.00; Counterparty: JPMorgan Chase Bank N.A.) (B)(G)	229,600	252,556
Over the Counter Option on Vincom Retail JSC (Expiration Date: 10-9-27; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (B)(G)	309,272	390,662
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/Notional amount	Value
Puts 0.2%		$1,583,429
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-15-19; Strike Price: $149.00; Notional Amount: 172,200) (B)	1,722	12,915
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-15-19; Strike Price: $154.00; Notional Amount: 68,400) (B)	684	10,944
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-15-19; Strike Price: $159.00; Notional Amount: 70,700) (B)	707	29,694
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-15-19; Strike Price: $163.00; Notional Amount: 58,200) (B)	582	54,126
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 3-15-19; Strike Price: $154.00; Notional Amount: 204,800) (B)	2,048	194,560
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 3-15-19; Strike Price: $156.00; Notional Amount: 68,000) (B)	680	79,560
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 3-15-19; Strike Price: $157.00; Notional Amount: 37,200) (B)	372	48,360
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 3-15-19; Strike Price: $137.00; Notional Amount: 44,700) (B)	447	33,302
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-15-19; Strike Price: $2,400.00; Notional Amount: 12,200) (B)	122	13,115
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-15-19; Strike Price: $2,675.00; Notional Amount: 3,600) (B)	36	69,660
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-1-19; Strike Price: $2,585.00; Notional Amount: 4,100) (B)	41	53,300
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-15-19; Strike Price: $2,500.00; Notional Amount: 6,400) (B)	64	72,000
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-15-19; Strike Price: $2,650.00; Notional Amount: 3,000) (B)	30	102,300
Exchange Traded Option on S&P 500 Index (Expiration Date: 4-18-19; Strike Price: $2,550.00; Notional Amount: 5,800) (B)	58	181,830
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-21-19; Strike Price: $2,400.00; Notional Amount: 2,700) (B)	27	84,915
Exchange Traded Option on SPDR S&P Regional Banking ETF (Expiration Date: 4-18-19; Strike Price: $51.00; Notional Amount: 123,800) (B)	1,238	156,607
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 3-15-19; Strike Price: $23.29; Counterparty: Morgan Stanley & Company, Inc.) (B)(G)	262,539	25,605
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 4-18-19; Strike Price: $24.68; Counterparty: Morgan Stanley & Company, Inc.) (B)(G)	255,849	107,172
Over the Counter Option on the USD vs. BRL (Expiration Date: 7-2-19; Strike Price: $3.50; Counterparty: BNP Paribas SA) (B)(G)	19,836,000	253,464

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 30.9%				$219,082,551
(Cost $219,082,120)
U.S. Government 29.3%				207,815,586
U.S. Treasury Bill (C)	2.355	02-05-19	5,215,000	5,213,694
U.S. Treasury Bill	2.356	02-26-19	25,535,000	25,493,151
U.S. Treasury Bill (C)	2.356	02-28-19	13,283,000	13,259,464
U.S. Treasury Bill (C)	2.363	04-04-19	40,402,000	40,237,789
U.S. Treasury Bill (C)	2.369	03-26-19	49,557,000	49,385,364
U.S. Treasury Bill (C)	2.374	04-11-19	37,189,000	37,021,138
U.S. Treasury Bill (C)	2.380	03-12-19	37,270,000	37,175,049
U.S. Treasury Bill (C)	2.384	03-05-19	30,000	29,937

	Yield (%)	Shares	Value
Money market funds 1.6%			11,266,965
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3198(H)	11,266,965	11,266,965

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

Total investments (Cost $641,570,734) 92.8%	$658,403,262
Other assets and liabilities, net 7.2%	50,788,204
Total net assets 100.0%	$709,191,466

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-19:
United States	73.7%
China	3.7%
United Kingdom	2.9%
Japan	2.9%
Canada	2.0%
Hong Kong	1.8%
Switzerland	1.6%
France	1.4%
Sweden	1.2%
India	1.0%
Other countries	7.8%
TOTAL	100.0%
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	37	Long	Mar 2019	$4,464,927	$4,531,344	$66,417
5-Year U.S. Treasury Note Futures	59	Long	Mar 2019	6,705,366	6,776,703	71,337
						$137,754
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	7,560,000	USD	5,453,104	Goldman Sachs International	3/20/2019	$45,775	—
EUR	10,797,000	USD	12,272,114	Goldman Sachs International	2/28/2019	111,097	—
EUR	2,189,000	USD	2,521,073	Goldman Sachs International	3/20/2019	—	$(6,035)
GBP	5,115,000	USD	6,738,936	BNP Paribas SA	2/28/2019	—	(21,864)
HKD	7,850,000	USD	1,006,266	HSBC Bank USA	3/20/2019	—	(4,065)
HKD	5,610,000	USD	719,240	Morgan Stanley and Company International PLC	3/20/2019	—	(3,018)
JPY	25,118,880	USD	229,524	State Street Bank and Trust Company	2/4/2019	1,083	—
JPY	435,058,000	USD	3,965,961	Morgan Stanley and Company International PLC	2/28/2019	35,575	—
JPY	421,800,000	USD	3,824,996	Goldman Sachs International	3/20/2019	61,321	—
JPY	675,200,000	USD	6,042,034	Morgan Stanley and Company International PLC	3/20/2019	179,021	—
SEK	6,690,000	USD	745,944	JPMorgan Chase Bank N.A.	3/20/2019	—	(3,971)
SGD	330,000	USD	243,192	Morgan Stanley and Company International PLC	2/28/2019	2,070	—
USD	7,543,916	AUD	10,425,000	Goldman Sachs International	3/20/2019	—	(38,863)
USD	6,934,017	CNY	48,025,000	BNP Paribas SA	3/20/2019	—	(230,401)
USD	11,803,003	EUR	10,395,000	Goldman Sachs International	2/28/2019	—	(119,151)
USD	10,674,554	EUR	9,347,000	Goldman Sachs International	3/20/2019	—	(64,623)
USD	7,852,211	GBP	5,960,000	BNP Paribas SA	2/28/2019	25,476	—
USD	4,368,710	INR	318,610,000	JPMorgan Chase Bank N.A.	7/18/2019	—	(29,684)
USD	5,398,834	JPY	577,800,000	Goldman Sachs International	3/20/2019	75,189	—
USD	5,604,440	SGD	7,675,000	Goldman Sachs International	3/20/2019	—	(102,389)
						$536,607	$(624,064)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Chipotle Mexican Grill, Inc.	USD	600.00	Feb 2019	77	7,700	$41,639	$(33,110)
Exchange-traded	Netflix, Inc.	USD	400.00	Apr 2019	40	4,000	25,947	(31,200)
Exchange-traded	Spotify Technology SA	USD	160.00	Apr 2019	109	10,900	42,147	(39,240)
Exchange-traded	Under Armour, Inc.	USD	25.00	Apr 2019	358	35,800	17,068	(17,900)
							$126,801	$(121,450)
Puts
Exchange-traded	Invesco QQQ Trust Series 1	USD	133.00	Feb 2019	1,722	172,200	$336,949	$(3,444)
Exchange-traded	Invesco QQQ Trust Series 1	USD	144.00	Feb 2019	582	58,200	67,904	(2,619)
Exchange-traded	Invesco QQQ Trust Series 1	USD	140.00	Mar 2019	372	37,200	26,291	(8,184)
Exchange-traded	iShares Russell 2000 ETF	USD	123.00	Mar 2019	447	44,700	28,463	(7,599)
Exchange-traded	SPDR S&P Regional Banking ETF	USD	46.00	Apr 2019	1,238	123,800	36,738	(47,044)
							$496,345	$(68,890)
							$623,146	$(190,340)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Morgan Stanley & Company, Inc.	Financial Select Sector SPDR	USD	20.84	Mar 2019	262,539	262,539	$33,185	$(12,427)
Morgan Stanley & Company, Inc.	Financial Select Sector SPDR	USD	22.08	Apr 2019	255,849	255,849	35,590	(35,036)
							$68,775	$(47,463)
Exchange-traded	S&P 500 Index	USD	2,150.00	Feb 2019	122	12,200	227,490	(3,660)
Exchange-traded	S&P 500 Index	USD	2,375.00	Feb 2019	36	3,600	52,584	(3,330)
Exchange-traded	S&P 500 Index	USD	2,300.00	Mar 2019	64	6,400	45,227	(21,440)
Exchange-traded	S&P 500 Index	USD	2,375.00	Mar 2019	30	3,000	53,120	(15,000)
Exchange-traded	S&P 500 Index	USD	2,275.00	Apr 2019	24	2,400	30,400	(18,600)
Exchange-traded	S&P 500 Index	USD	2,250.00	Apr 2019	34	3,400	49,022	(23,290)
							$457,843	$(85,320)
							$526,618	$(132,783)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	USD	135.00	Sep 2021	20,020,323	$271,275	$(26,046)
						$271,275	$(26,046)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Republic of Korea	11,800,000	USD	$ 11,800,000	1.000%	Quarterly	Jun 2023	$ (243,706)	$ (101,868)	$ (345,574)
				$11,800,000				$(243,706)	$(101,868)	$(345,574)

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	6,717,124	May 2020	Deutsche Bank AG	—	$(248,590)	$(248,590)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR + 0.20%	Monthly	USD	1,148,549	May 2020	Deutsche Bank AG	—	(46,422)	(46,422)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	2,282,261	May 2020	Deutsche Bank AG	—	(84,358)	(84,358)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	3,129,176	May 2020	Deutsche Bank AG	—	(116,171)	(116,171)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.11%	Monthly	USD	14,211,935	May 2020	Deutsche Bank AG	—	(501,799)	(501,799)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	2,109,704	May 2020	Deutsche Bank AG	—	(88,513)	(88,513)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	209,341	May 2020	Deutsche Bank AG	—	(8,774)	(8,774)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	128,540	May 2020	Deutsche Bank AG	—	(5,387)	(5,387)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	789,627	May 2020	Deutsche Bank AG	—	(33,129)	(33,129)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	247,404	May 2020	Deutsche Bank AG	—	(10,502)	(10,502)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,360,843	May 2020	Deutsche Bank AG	—	(166,403)	(166,403)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	145,317	May 2020	Deutsche Bank AG	—	(5,539)	(5,539)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	121,984	May 2020	Deutsche Bank AG	—	(4,650)	(4,650)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.77%	Monthly	USD	894,659	May 2020	Deutsche Bank AG	—	(44,708)	(44,708)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	565,331	May 2020	Deutsche Bank AG	—	$(28,231)	$(28,231)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	1,120,427	May 2020	Deutsche Bank AG	—	(55,626)	(55,626)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	191,635	May 2020	Deutsche Bank AG	—	(10,484)	(10,484)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	2,008,500	May 2020	Deutsche Bank AG	—	(70,667)	(70,667)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	103,000	May 2020	Deutsche Bank AG	—	(3,619)	(3,619)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	3,568,766	May 2020	Deutsche Bank AG	—	(92,360)	(92,360)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	1,553,334	May 2020	Deutsche Bank AG	—	(39,745)	(39,745)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.43%	Monthly	USD	15,503,331	May 2020	Deutsche Bank AG	—	(104,351)	(104,351)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	5,546,533	May 2020	Deutsche Bank AG	—	(206,762)	(206,762)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	204,631	May 2020	Deutsche Bank AG	—	(7,620)	(7,620)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	123,718	May 2020	Deutsche Bank AG	—	(4,606)	(4,606)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	5,134,949	May 2020	Deutsche Bank AG	—	(296,805)	(296,805)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	1,879,784	May 2020	Deutsche Bank AG	—	(108,653)	(108,653)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	4,301,776	May 2020	Deutsche Bank AG	—	(248,647)	(248,647)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	123,588	May 2020	Deutsche Bank AG	—	(7,138)	(7,138)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	3,766,865	May 2020	Deutsche Bank AG	—	(219,136)	(219,136)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	3,365,023	May 2020	Deutsche Bank AG	—	(161,315)	(161,315)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	3,447,852	May 2020	Deutsche Bank AG	—	(95,402)	(95,402)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	5,889,342	May 2020	Deutsche Bank AG	—	(300,674)	(300,674)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	119,178	May 2020	Deutsche Bank AG	—	(5,708)	(5,708)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	133,907	May 2020	Deutsche Bank AG	—	(3,699)	(3,699)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	143,111	May 2020	Deutsche Bank AG	—	(7,300)	(7,300)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	238,355	May 2020	Deutsche Bank AG	—	(11,531)	(11,531)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	128,345	May 2020	Deutsche Bank AG	—	(6,209)	(6,209)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	2,464,869	May 2020	Deutsche Bank AG	—	(64,613)	(64,613)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	3,569,434	May 2020	Deutsche Bank AG	—	(197,811)	(197,811)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	316,140	May 2020	Deutsche Bank AG	—	(17,481)	(17,481)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	119,013	May 2020	Deutsche Bank AG	—	(6,579)	(6,579)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR + 0.15%	Monthly	USD	262,245	May 2020	Deutsche Bank AG	—	(10,980)	(10,980)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	32,320,512	May 2020	Deutsche Bank AG	—	(556,665)	(556,665)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	2,434,468	May 2020	Deutsche Bank AG	—	(98,141)	(98,141)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	12,325,753	May 2020	Deutsche Bank AG	—	(216,082)	(216,082)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	13,701,506	May 2020	Deutsche Bank AG	—	(852,577)	(852,577)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	845,366	May 2020	Deutsche Bank AG	—	(52,603)	(52,603)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	3,301,885	May 2020	Deutsche Bank AG	—	(207,403)	(207,403)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,273,122	May 2020	Deutsche Bank AG	—	(55,628)	(55,628)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,043,376	May 2020	Deutsche Bank AG	—	(26,017)	(26,017)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	60,412	May 2020	Deutsche Bank AG	—	(1,478)	(1,478)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,533,168	May 2020	Deutsche Bank AG	—	$(61,863)	$(61,863)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,940,023	May 2020	Deutsche Bank AG	—	(73,312)	(73,312)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,033,106	May 2020	Deutsche Bank AG	—	(25,761)	(25,761)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,083,251	May 2020	Deutsche Bank AG	—	(51,947)	(51,947)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,537,955	May 2020	Deutsche Bank AG	—	(88,222)	(88,222)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	4,525,196	May 2020	Deutsche Bank AG	—	(97,323)	(97,323)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	7,862,062	May 2020	Deutsche Bank AG	—	(175,091)	(175,091)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,141,971	May 2020	Deutsche Bank AG	—	(251,753)	(251,753)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	222,401	May 2020	Deutsche Bank AG	—	(10,831)	(10,831)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	158,743	May 2020	Deutsche Bank AG	—	(7,730)	(7,730)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 3.25%	Monthly	USD	243,190	May 2020	Deutsche Bank AG	—	(12,585)	(12,585)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 3.75%	Monthly	USD	1,136,770	May 2020	Deutsche Bank AG	—	(54,994)	(54,994)
Pay	BNY Mellon China Select ADR Index	1-Month USD LIBOR - 0.40%	Monthly	USD	1,905,400	May 2020	Goldman Sachs International Bank	—	(106,070)	(106,070)
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	2,079,381	May 2020	Goldman Sachs International Bank	—	(16,005)	(16,005)
Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	6,837,813	May 2020	Goldman Sachs International Bank	—	(130,503)	(130,503)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	631,228	May 2020	Goldman Sachs International Bank	—	(4,608)	(4,608)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	543,192	May 2020	Goldman Sachs International Bank	—	(34,236)	(34,236)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	2,187,837	May 2020	Goldman Sachs International Bank	—	(137,894)	(137,894)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.26%	Monthly	USD	955,877	May 2020	Goldman Sachs International Bank	$(1)	(59,280)	(59,281)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	904,563	May 2020	Goldman Sachs International Bank	—	(57,012)	(57,012)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,189,123	May 2020	Goldman Sachs International Bank	—	(74,947)	(74,947)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	1,125,113	May 2020	Goldman Sachs International Bank	—	(70,913)	(70,913)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	3,841,340	May 2020	Goldman Sachs International Bank	—	(92,437)	(92,437)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,527,944	May 2020	Goldman Sachs International Bank	—	(117,698)	(117,698)
Pay	MSCI Vietnam Index	1-Month USD LIBOR - 1.34%	Monthly	USD	138,896	May 2020	Goldman Sachs International Bank	—	700	700
Pay	MSCI Vietnam Index	1-Month USD LIBOR - 1.34%	Monthly	USD	234,177	May 2020	Goldman Sachs International Bank	—	1,180	1,180
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	3,758,898	May 2020	Goldman Sachs International Bank	—	(86,145)	(86,145)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	7,941,263	May 2020	Goldman Sachs International Bank	—	(181,995)	(181,995)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,131,065	May 2020	Goldman Sachs International Bank	—	(65,155)	(65,155)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,818,173	May 2020	Goldman Sachs International Bank	—	3,847	3,847
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.69%	Monthly	USD	3,117,344	May 2020	Goldman Sachs International Bank	—	6,597	6,597
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,763,073	May 2020	Goldman Sachs International Bank	—	52	52
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,752,334	May 2020	Goldman Sachs International Bank	—	52	52
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,423,498	May 2020	Goldman Sachs International Bank	—	(4,033)	(4,033)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,128,157	May 2020	Goldman Sachs International Bank	—	(4,682)	(4,682)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,598,728	May 2020	Goldman Sachs International Bank	—	(8,927)	(8,927)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,510,114	May 2020	Goldman Sachs International Bank	—	(9,630)	(9,630)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.05%	Monthly	USD	2,251,321	May 2020	Goldman Sachs International Bank	—	(20,579)	(20,579)
Pay	Markit iBoxx EUR Liquid High Yield Index	3-Month EUR EURIBOR	Quarterly	EUR	3,210,000	Mar 2019	JPMorgan Chase Bank	(600)	24,199	23,599
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 2.15%	Monthly	USD	96,504	May 2020	JPMorgan Chase Bank	—	(6,617)	(6,617)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.10%	Monthly	USD	137,792	May 2020	JPMorgan Chase Bank	—	(11,055)	(11,055)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,183,737	May 2020	JPMorgan Chase Bank	—	(77,644)	(77,644)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	448,704	May 2020	JPMorgan Chase Bank	—	(29,728)	(29,728)
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	886,182	May 2020	JPMorgan Chase Bank	—	$(29,418)	$(29,418)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	318,163	May 2020	JPMorgan Chase Bank	—	(28,300)	(28,300)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.25%	Monthly	USD	74,242	May 2020	JPMorgan Chase Bank	—	(5,104)	(5,104)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.72%	Monthly	USD	105,063	May 2020	JPMorgan Chase Bank	—	(9,194)	(9,194)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.25%	Monthly	USD	399,211	May 2020	JPMorgan Chase Bank	$(2,054)	(31,190)	(33,244)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.90%	Monthly	USD	327,468	May 2020	JPMorgan Chase Bank	—	(25,816)	(25,816)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	321,012	May 2020	JPMorgan Chase Bank	—	(24,954)	(24,954)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 7.70%	Monthly	USD	267,256	May 2020	JPMorgan Chase Bank	—	(14,842)	(14,842)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.00%	Monthly	USD	96,440	May 2020	JPMorgan Chase Bank	—	(6,126)	(6,126)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	36,861	May 2020	JPMorgan Chase Bank	—	(2,742)	(2,742)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	258,229	May 2020	JPMorgan Chase Bank	—	(5,872)	(5,872)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	848,415	May 2020	JPMorgan Chase Bank	—	(24,717)	(24,717)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	841,842	May 2020	JPMorgan Chase Bank	—	(24,532)	(24,532)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	721,211	May 2020	JPMorgan Chase Bank	—	(21,995)	(21,995)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	490,262	May 2020	JPMorgan Chase Bank	—	(16,791)	(16,791)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	75,488	May 2020	JPMorgan Chase Bank	—	(3,099)	(3,099)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	730,719	May 2020	JPMorgan Chase Bank	—	(53,941)	(53,941)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	5,291,424	May 2020	JPMorgan Chase Bank	—	(241,173)	(241,173)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	76,760	May 2020	JPMorgan Chase Bank	—	(3,512)	(3,512)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,310,772	May 2020	JPMorgan Chase Bank	—	(61,208)	(61,208)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,700,918	May 2020	JPMorgan Chase Bank	—	(80,436)	(80,436)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,153,186	May 2020	JPMorgan Chase Bank	—	(54,844)	(54,844)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,649,618	May 2020	JPMorgan Chase Bank	—	(79,019)	(79,019)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	260,464	May 2020	JPMorgan Chase Bank	—	(11,010)	(11,010)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	679,803	May 2020	JPMorgan Chase Bank	—	(74,234)	(74,234)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	517,920	May 2020	JPMorgan Chase Bank	—	(56,706)	(56,706)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	605,654	May 2020	JPMorgan Chase Bank	—	(66,631)	(66,631)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.25%	Monthly	USD	77,699	May 2020	JPMorgan Chase Bank	—	(6,755)	(6,755)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	1,460,084	May 2020	JPMorgan Chase Bank	—	(65,726)	(65,726)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	680,411	May 2020	JPMorgan Chase Bank	—	(6,517)	(6,517)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,905,719	May 2020	JPMorgan Chase Bank	—	(24,188)	(24,188)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,199,817	May 2020	JPMorgan Chase Bank	—	(63,344)	(63,344)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	30,730	May 2020	Morgan Stanley and Company International	—	(1,092)	(1,092)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.35%	Monthly	USD	981,362	May 2020	Morgan Stanley and Company International	—	(29,331)	(29,331)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,228,564	May 2020	Morgan Stanley and Company International	—	(54,362)	(54,362)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	1,923,054	May 2020	Morgan Stanley and Company International	—	(49,382)	(49,382)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Industrial Select SPDR ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	647,613	May 2020	Morgan Stanley and Company International	—	$(39,441)	$(39,441)
Pay	Industrial Select SPDR ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,607,364	May 2020	Morgan Stanley and Company International	—	(97,891)	(97,891)
Pay	Industrial Select SPDR ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	807,200	May 2020	Morgan Stanley and Company International	—	(49,160)	(49,160)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	2,147,963	May 2020	Morgan Stanley and Company International	—	(72,623)	(72,623)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	168,388	May 2020	Morgan Stanley and Company International	—	(5,608)	(5,608)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	164,166	May 2020	Morgan Stanley and Company International	—	(5,457)	(5,457)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	218,888	May 2020	Morgan Stanley and Company International	—	(7,423)	(7,423)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	61,698	May 2020	Morgan Stanley and Company International	—	(2,574)	(2,574)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.09%	Monthly	USD	1,262,752	May 2020	Morgan Stanley and Company International	—	(59,926)	(59,926)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 1.95%	Monthly	USD	757,034	May 2020	Morgan Stanley and Company International	—	(35,682)	(35,682)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 1.94%	Monthly	USD	673,742	May 2020	Morgan Stanley and Company International	—	(31,954)	(31,954)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	257,355	May 2020	Morgan Stanley and Company International	—	(12,136)	(12,136)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	1,127,840	May 2020	Morgan Stanley and Company International	—	(53,187)	(53,187)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.70%	Monthly	USD	2,251,690	May 2020	Morgan Stanley and Company International	—	(106,185)	(106,185)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.69%	Monthly	USD	1,107,225	May 2020	Morgan Stanley and Company International	—	(52,214)	(52,214)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	1,840,227	May 2020	Morgan Stanley and Company International	—	(46,483)	(46,483)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	184,313	May 2020	Morgan Stanley and Company International	—	(4,595)	(4,595)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	186,804	May 2020	Morgan Stanley and Company International	—	(5,186)	(5,186)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	778,350	May 2020	Morgan Stanley and Company International	—	(21,551)	(21,551)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	176,426	May 2020	Morgan Stanley and Company International	—	(4,810)	(4,810)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	39,644	May 2020	Morgan Stanley and Company International	—	(1,115)	(1,115)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 7.18%	Monthly	USD	9,108,511	May 2020	Morgan Stanley and Company International	—	(289,491)	(289,491)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	8,002,267	May 2020	Morgan Stanley and Company International	—	(29,716)	(29,716)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	912,045	May 2020	Morgan Stanley and Company International	—	(3,298)	(3,298)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	2,943,144	May 2020	Morgan Stanley and Company International	—	(10,409)	(10,409)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	298,444	May 2020	Morgan Stanley and Company International	—	(976)	(976)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,366,794	May 2020	Morgan Stanley and Company International	—	(9,750)	(9,750)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	2,651,473	May 2020	Morgan Stanley and Company International	—	(10,922)	(10,922)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	395,329	May 2020	Morgan Stanley and Company International	—	(24,084)	(24,084)
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	1,001,414	May 2020	Morgan Stanley and Company International	—	$(62,011)	$(62,011)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,348,386	May 2020	Morgan Stanley and Company International	—	(72,372)	(72,372)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	516,301	May 2020	Morgan Stanley and Company International	—	(28,079)	(28,079)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	1,586,725	May 2020	Morgan Stanley and Company International	—	(86,294)	(86,294)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	24,338,789	May 2020	Morgan Stanley and Company International	—	(1,323,664)	(1,323,664)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	477,807	May 2020	Morgan Stanley and Company International	$(83)	(16,572)	(16,655)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	352,736	May 2020	Morgan Stanley and Company International	—	(14,458)	(14,458)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	560,987	May 2020	Morgan Stanley and Company International	—	(13,230)	(13,230)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	151,905	May 2020	Morgan Stanley and Company International	(10)	(5,804)	(5,814)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	114,690	May 2020	Morgan Stanley and Company International	(18)	(3,724)	(3,742)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	160,019	May 2020	Morgan Stanley and Company International	—	(3,842)	(3,842)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	188,929	May 2020	Morgan Stanley and Company International	(13)	(6,833)	(6,846)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	170,054	May 2020	Morgan Stanley and Company International	(12)	(7,524)	(7,536)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	189,919	May 2020	Morgan Stanley and Company International	—	(4,665)	(4,665)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	275,498	May 2020	Morgan Stanley and Company International	(19)	(12,189)	(12,208)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	110,460	May 2020	Morgan Stanley and Company International	—	(4,804)	(4,804)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	93,205	May 2020	Morgan Stanley and Company International	—	(3,271)	(3,271)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	58,092	May 2020	Morgan Stanley and Company International	—	(2,063)	(2,063)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	115,221	May 2020	Morgan Stanley and Company International	—	(4,346)	(4,346)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	144,107	May 2020	Morgan Stanley and Company International	—	(5,423)	(5,423)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	43,007	May 2020	Morgan Stanley and Company International	—	(1,658)	(1,658)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	314,935	May 2020	Morgan Stanley and Company International	—	8,239	8,239
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	164,939	May 2020	Morgan Stanley and Company International	—	234	234
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,307,718	May 2020	Morgan Stanley and Company International	—	(9,188)	(9,188)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,465,006	May 2020	Morgan Stanley and Company International	—	(10,294)	(10,294)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	3,442,327	May 2020	Morgan Stanley and Company International	—	(153,962)	(153,962)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.83%	Monthly	USD	1,343,733	May 2020	Morgan Stanley and Company International	—	(61,953)	(61,953)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	1,335,795	May 2020	Morgan Stanley and Company International	—	(61,587)	(61,587)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	1,956,419	May 2020	Morgan Stanley and Company International	—	(90,700)	(90,700)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.68%	Monthly	USD	6,849,078	May 2020	Morgan Stanley and Company International	—	$(77,901)	$(77,901)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.70%	Monthly	USD	1,550,142	May 2020	Morgan Stanley and Company International	—	(18,112)	(18,112)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.95%	Monthly	USD	1,612,125	May 2020	Morgan Stanley and Company International	—	(18,836)	(18,836)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	8,271,583	May 2020	Morgan Stanley and Company International	—	(229,417)	(229,417)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,253,478	May 2020	Morgan Stanley and Company International	—	(114,644)	(114,644)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,592,041	May 2020	Morgan Stanley and Company International	—	(45,467)	(45,467)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,548,743	May 2020	Morgan Stanley and Company International	—	(77,055)	(77,055)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,731,322	May 2020	Morgan Stanley and Company International	—	(49,445)	(49,445)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	694,239	May 2020	Morgan Stanley and Company International	—	(19,827)	(19,827)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	3,271,848	May 2020	Morgan Stanley and Company International	—	(96,099)	(96,099)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	268,765	May 2020	Morgan Stanley and Company International	—	(7,867)	(7,867)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	714,828	May 2020	Morgan Stanley and Company International	—	(20,864)	(20,864)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	86,283	May 2020	Morgan Stanley and Company International	—	(2,494)	(2,494)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	684,322	May 2020	Morgan Stanley and Company International	—	(20,799)	(20,799)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	766,628	May 2020	Morgan Stanley and Company International	—	(23,300)	(23,300)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	9,999,515	May 2020	Morgan Stanley and Company International	—	(645,494)	(645,494)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	829,003	May 2020	Morgan Stanley and Company International	—	(53,514)	(53,514)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	368,150	May 2020	Morgan Stanley and Company International	—	(23,765)	(23,765)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	717,917	May 2020	Morgan Stanley and Company International	—	(46,343)	(46,343)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 2.89%	Monthly	USD	124,571	May 2020	Morgan Stanley and Company International	—	(5,828)	(5,828)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	595,591	May 2020	Morgan Stanley and Company International	—	(28,265)	(28,265)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	925,925	May 2020	Morgan Stanley and Company International	—	(26,052)	(26,052)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,525,566	May 2020	Morgan Stanley and Company International	—	(42,924)	(42,924)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	4,566,320	May 2020	Morgan Stanley and Company International	—	(128,480)	(128,480)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,307,628	May 2020	Morgan Stanley and Company International	—	(36,792)	(36,792)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	2,968,108	May 2020	Morgan Stanley and Company International	—	(83,512)	(83,512)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.65%	Monthly	USD	1,202,608	May 2020	Morgan Stanley and Company International	—	(92,912)	(92,912)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	4,764,978	May 2020	Morgan Stanley and Company International	—	(259,143)	(259,143)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	4,645,028	May 2020	Morgan Stanley and Company International	—	(252,620)	(252,620)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.78%	Monthly	USD	2,223,937	May 2020	Morgan Stanley and Company International	—	$(120,949)	$(120,949)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	62,432	May 2020	Morgan Stanley and Company International	—	467	467
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.65%	Monthly	USD	1,293,505	May 2020	Morgan Stanley and Company International	—	5,782	5,782
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,224,799	May 2020	Morgan Stanley and Company International	—	(106,165)	(106,165)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	2,209,915	May 2020	Morgan Stanley and Company International	—	(105,455)	(105,455)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	9,953	May 2020	Deutsche Bank AG	$(127)	(56,824)	(56,951)
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	13,444	May 2020	Deutsche Bank AG	—	58,518	58,518
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	10,657	May 2020	Deutsche Bank AG	—	46,387	46,387
Receive	American Tower Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	804	May 2020	Deutsche Bank AG	—	8,685	8,685
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,776	May 2020	Deutsche Bank AG	—	(138,223)	(138,223)
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	15,144	May 2020	Deutsche Bank AG	—	135	135
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	23,303	May 2020	Deutsche Bank AG	—	213	213
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,270	May 2020	Deutsche Bank AG	—	670,213	670,213
Receive	Atento SA	1-Month USD LIBOR + 0.30%	Monthly	USD	1,155	May 2020	Deutsche Bank AG	—	7	7
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,641	May 2020	Deutsche Bank AG	—	24,584	24,584
Receive	Atlassian Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	19,690	May 2020	Deutsche Bank AG	—	55,193	55,193
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.30%	Monthly	USD	29,808	May 2020	Deutsche Bank AG	—	123,308	123,308
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.30%	Monthly	USD	15,192	May 2020	Deutsche Bank AG	—	62,845	62,845
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	7,723	May 2020	Deutsche Bank AG	—	17,730	17,730
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,000	May 2020	Deutsche Bank AG	—	2,568	2,568
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,500	May 2020	Deutsche Bank AG	—	7,059	7,059
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,500	May 2020	Deutsche Bank AG	—	3,208	3,208
Receive	Cigna Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,011	May 2020	Deutsche Bank AG	—	40,238	40,238
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,729	May 2020	Deutsche Bank AG	—	5,949	5,949
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,054	May 2020	Deutsche Bank AG	—	155,666	155,666
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	31,632	May 2020	Deutsche Bank AG	—	117,743	117,743
Receive	Fabrinet	1-Month USD LIBOR + 0.30%	Monthly	USD	1,921	May 2020	Deutsche Bank AG	—	1,630	1,630
Receive	Fabrinet	1-Month USD LIBOR + 0.30%	Monthly	USD	3,351	May 2020	Deutsche Bank AG	—	2,844	2,844
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	41,446	May 2020	Deutsche Bank AG	—	67,971	67,971
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,696	May 2020	Deutsche Bank AG	—	142,835	142,835
Receive	Humana, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,112	May 2020	Deutsche Bank AG	—	341,034	341,034
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	28,077	May 2020	Deutsche Bank AG	—	55,752	55,752
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.35%	Monthly	CAD	18,367	May 2020	Deutsche Bank AG	—	42,695	42,695
Receive	Itron, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,931	May 2020	Deutsche Bank AG	—	30,060	30,060
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	40,476	May 2020	Deutsche Bank AG	—	(81,785)	(81,785)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,446	May 2020	Deutsche Bank AG	—	45,693	45,693
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,238	May 2020	Deutsche Bank AG	—	27,277	27,277
Receive	Teradyne, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	3,578	May 2020	Deutsche Bank AG	—	13,518	13,518
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,527	May 2020	Deutsche Bank AG	—	82,650	82,650
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	32,590	May 2020	Deutsche Bank AG	—	132,955	132,955
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	30,934	May 2020	Deutsche Bank AG	—	(1,773)	(1,773)
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	135,717	May 2020	Deutsche Bank AG	—	(5,333)	(5,333)
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	28,817	May 2020	Deutsche Bank AG	—	(109,110)	(109,110)
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	38,930	May 2020	Deutsche Bank AG	—	165,162	165,162
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.30%	Monthly	USD	14,992	May 2020	Deutsche Bank AG	—	30,621	30,621
Receive	Wex, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	26,407	May 2020	Deutsche Bank AG	—	138,675	138,675
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	21,662	May 2020	Goldman Sachs International Bank	—	25,335	25,335
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	4,725	May 2020	Goldman Sachs International Bank	—	$6,766	$6,766
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,707	May 2020	Goldman Sachs International Bank	—	123,306	123,306
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,613	May 2020	Goldman Sachs International Bank	—	69,487	69,487
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	Goldman Sachs International Bank	—	(24,776)	(24,776)
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	2,415	May 2020	Goldman Sachs International Bank	—	(33,375)	(33,375)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,779	May 2020	Goldman Sachs International Bank	—	(7,743)	(7,743)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	201	May 2020	Goldman Sachs International Bank	—	17,130	17,130
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	2,800	May 2020	Goldman Sachs International Bank	—	6,748	6,748
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,000	May 2020	Goldman Sachs International Bank	—	2,410	2,410
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	176,191	May 2020	Goldman Sachs International Bank	—	49,464	49,464
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,002	May 2020	Goldman Sachs International Bank	—	7,021	7,021
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	Goldman Sachs International Bank	—	(4,531)	(4,531)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	3,496	May 2020	Goldman Sachs International Bank	—	(5,312)	(5,312)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	6,487	May 2020	Goldman Sachs International Bank	—	(9,436)	(9,436)
Receive	Athene Holding, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,885	May 2020	Goldman Sachs International Bank	—	4,480	4,480
Receive	Ball Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,655	May 2020	Goldman Sachs International Bank	—	13,010	13,010
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	154,021	May 2020	Goldman Sachs International Bank	—	(95,493)	(95,493)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,890	May 2020	Goldman Sachs International Bank	—	82,182	82,182
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	Goldman Sachs International Bank	—	(65,167)	(65,167)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,000	May 2020	Goldman Sachs International Bank	—	3,633	3,633
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,611	May 2020	Goldman Sachs International Bank	—	10,545	10,545
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	Goldman Sachs International Bank	—	2,725	2,725
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	Goldman Sachs International Bank	—	2,725	2,725
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	Goldman Sachs International Bank	—	(355)	(355)
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	Goldman Sachs International Bank	—	(1,235)	(1,235)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	Goldman Sachs International Bank	—	(1,473)	(1,473)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	411	May 2020	Goldman Sachs International Bank	—	(757)	(757)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International Bank	—	(1,841)	(1,841)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,400	May 2020	Goldman Sachs International Bank	—	(2,578)	(2,578)
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	3,097	May 2020	Goldman Sachs International Bank	—	889	889
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	14,646	May 2020	Goldman Sachs International Bank	—	4,223	4,223
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	4,624	May 2020	Goldman Sachs International Bank	—	1,341	1,341
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	137	May 2020	Goldman Sachs International Bank	—	40	40
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	26,898	May 2020	Goldman Sachs International Bank	—	7,800	7,800
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,501	May 2020	Goldman Sachs International Bank	—	81,429	81,429
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,883	May 2020	Goldman Sachs International Bank	—	16,428	16,428
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,978	May 2020	Goldman Sachs International Bank	—	23,471	23,471
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,218	May 2020	Goldman Sachs International Bank	—	11,500	11,500
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,396	May 2020	Goldman Sachs International Bank	—	4,695	4,695
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	Goldman Sachs International Bank	—	(7,127)	(7,127)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,029	May 2020	Goldman Sachs International Bank	—	(3,334)	(3,334)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,500	May 2020	Goldman Sachs International Bank	—	(8,099)	(8,099)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International Bank	—	(3,240)	(3,240)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,100	May 2020	Goldman Sachs International Bank	—	(3,564)	(3,564)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,775	May 2020	Goldman Sachs International Bank	—	(12,229)	(12,229)
Receive	EnerSys	1-Month USD LIBOR + 0.20%	Monthly	USD	3,452	May 2020	Goldman Sachs International Bank	—	8,600	8,600
Receive	EnerSys	1-Month USD LIBOR + 0.20%	Monthly	USD	11,719	May 2020	Goldman Sachs International Bank	—	29,403	29,403
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	7,600	May 2020	Goldman Sachs International Bank	—	$8,676	$8,676
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	15,000	May 2020	Goldman Sachs International Bank	—	17,124	17,124
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,200	May 2020	Goldman Sachs International Bank	—	2,512	2,512
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,500	May 2020	Goldman Sachs International Bank	—	3,996	3,996
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	9,708	May 2020	Goldman Sachs International Bank	—	11,083	11,083
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,381	May 2020	Goldman Sachs International Bank	—	30,912	30,912
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,835	May 2020	Goldman Sachs International Bank	—	76,983	76,983
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,968	May 2020	Goldman Sachs International Bank	—	151,332	151,332
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	123,277	May 2020	Goldman Sachs International Bank	—	90,366	90,366
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	Goldman Sachs International Bank	—	(308)	(308)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,187	May 2020	Goldman Sachs International Bank	—	(361)	(361)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,740	May 2020	Goldman Sachs International Bank	—	(483)	(483)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,444	May 2020	Goldman Sachs International Bank	—	(4,284)	(4,284)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,764	May 2020	Goldman Sachs International Bank	—	(40,427)	(40,427)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	Goldman Sachs International Bank	—	24,787	24,787
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	Goldman Sachs International Bank	—	893	893
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,317	May 2020	Goldman Sachs International Bank	—	1,046	1,046
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,931	May 2020	Goldman Sachs International Bank	—	1,572	1,572
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,698	May 2020	Goldman Sachs International Bank	—	(19,633)	(19,633)
Receive	IBERIABANK Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,413	May 2020	Goldman Sachs International Bank	—	3,613	3,613
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	70,500	May 2020	Goldman Sachs International Bank	—	(11,646)	(11,646)
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	Goldman Sachs International Bank	—	546	546
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	7,747	May 2020	Goldman Sachs International Bank	—	4,367	4,367
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,867	May 2020	Goldman Sachs International Bank	—	2,180	2,180
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,011	May 2020	Goldman Sachs International Bank	—	4,657	4,657
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,748	May 2020	Goldman Sachs International Bank	—	4,618	4,618
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	Goldman Sachs International Bank	—	2,899	2,899
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	Goldman Sachs International Bank	—	6,360	6,360
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	Goldman Sachs International Bank	—	6,927	6,927
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	Goldman Sachs International Bank	—	4,618	4,618
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International Bank	—	(240)	(240)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	413	May 2020	Goldman Sachs International Bank	—	(99)	(99)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,200	May 2020	Goldman Sachs International Bank	—	(288)	(288)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,700	May 2020	Goldman Sachs International Bank	—	(408)	(408)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,473	May 2020	Goldman Sachs International Bank	—	11,765	11,765
Receive	M&T Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,971	May 2020	Goldman Sachs International Bank	—	(4,218)	(4,218)
Receive	Middleby Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,799	May 2020	Goldman Sachs International Bank	$(16,296)	1,807	(14,489)
Receive	Monster Beverage Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,008	May 2020	Goldman Sachs International Bank	—	43,172	43,172
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	Goldman Sachs International Bank	—	74,171	74,171
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,650	May 2020	Goldman Sachs International Bank	—	14,896	14,896
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,650	May 2020	Goldman Sachs International Bank	—	14,882	14,882
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	40,600	May 2020	Goldman Sachs International Bank	—	32,422	32,422
Receive	Nike, Inc., Class B	1-Month USD LIBOR + 0.20%	Monthly	USD	1,509	May 2020	Goldman Sachs International Bank	—	1,615	1,615
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	Goldman Sachs International Bank	—	(1,058)	(1,058)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	677	May 2020	Goldman Sachs International Bank	—	(1,239)	(1,239)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	993	May 2020	Goldman Sachs International Bank	—	(1,817)	(1,817)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,295	May 2020	Goldman Sachs International Bank	—	4,017	4,017
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,283	May 2020	Goldman Sachs International Bank	—	4,008	4,008
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	10,588	May 2020	Goldman Sachs International Bank	—	8,032	8,032
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	9,754	May 2020	Goldman Sachs International Bank	—	7,399	7,399
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,284	May 2020	Goldman Sachs International Bank	—	4,767	4,767
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,015	May 2020	Goldman Sachs International Bank	—	$770	$770
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,807	May 2020	Goldman Sachs International Bank	—	2,888	2,888
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,948	May 2020	Goldman Sachs International Bank	—	1,478	1,478
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,855	May 2020	Goldman Sachs International Bank	—	2,924	2,924
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	940	May 2020	Goldman Sachs International Bank	—	713	713
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	467	May 2020	Goldman Sachs International Bank	—	354	354
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,919	May 2020	Goldman Sachs International Bank	—	1,456	1,456
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	2,816	May 2020	Goldman Sachs International Bank	—	2,136	2,136
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,290	May 2020	Goldman Sachs International Bank	—	979	979
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	2,534	May 2020	Goldman Sachs International Bank	—	1,922	1,922
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,034	May 2020	Goldman Sachs International Bank	—	784	784
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,812	May 2020	Goldman Sachs International Bank	—	1,375	1,375
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	431	May 2020	Goldman Sachs International Bank	—	327	327
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,905	May 2020	Goldman Sachs International Bank	—	4,479	4,479
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,388	May 2020	Goldman Sachs International Bank	—	2,570	2,570
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,488	May 2020	Goldman Sachs International Bank	—	4,922	4,922
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	7,080	May 2020	Goldman Sachs International Bank	—	5,371	5,371
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	43,840	May 2020	Goldman Sachs International Bank	—	33,257	33,257
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,308	May 2020	Goldman Sachs International Bank	—	5,132	5,132
Receive	ObsEva SA	1-Month USD LIBOR + 0.20%	Monthly	USD	26,048	May 2020	Goldman Sachs International Bank	—	(18,424)	(18,424)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	Goldman Sachs International Bank	—	(442)	(442)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,855	May 2020	Goldman Sachs International Bank	—	(200)	(200)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,900	May 2020	Goldman Sachs International Bank	—	(528)	(528)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,200	May 2020	Goldman Sachs International Bank	—	(775)	(775)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	Goldman Sachs International Bank	—	132,030	132,030
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,785	May 2020	Goldman Sachs International Bank	—	5,616	5,616
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,480	May 2020	Goldman Sachs International Bank	—	12,262	12,262
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,689	May 2020	Goldman Sachs International Bank	—	(43,615)	(43,615)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,995	May 2020	Goldman Sachs International Bank	—	18,737	18,737
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,900	May 2020	Goldman Sachs International Bank	—	(10,347)	(10,347)
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,052	May 2020	Goldman Sachs International Bank	—	5,298	5,298
Receive	Spark Therapeutics	1-Month USD LIBOR + 0.20%	Monthly	USD	22,668	May 2020	Goldman Sachs International Bank	—	97,633	97,633
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	Goldman Sachs International Bank	—	18,469	18,469
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	24,581	May 2020	Goldman Sachs International Bank	—	19,544	19,544
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	18,749	May 2020	Goldman Sachs International Bank	—	14,999	14,999
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	12,338	May 2020	Goldman Sachs International Bank	—	9,870	9,870
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	Goldman Sachs International Bank	—	(178)	(178)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	205	May 2020	Goldman Sachs International Bank	—	(91)	(91)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	500	May 2020	Goldman Sachs International Bank	—	(222)	(222)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	Goldman Sachs International Bank	—	(355)	(355)
Receive	Total System Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,617	May 2020	Goldman Sachs International Bank	—	89,241	89,241
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	Goldman Sachs International Bank	—	36,363	36,363
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,210	May 2020	Goldman Sachs International Bank	—	(20,287)	(20,287)
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,300	May 2020	Goldman Sachs International Bank	—	(10,422)	(10,422)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,400	May 2020	Goldman Sachs International Bank	—	(3,048)	(3,048)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,331	May 2020	Goldman Sachs International Bank	—	(1,880)	(1,880)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	Goldman Sachs International Bank	—	(424)	(424)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	678	May 2020	Goldman Sachs International Bank	—	(497)	(497)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	995	May 2020	Goldman Sachs International Bank	—	(729)	(729)
Receive	Veeva Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,359	May 2020	Goldman Sachs International Bank	—	90,862	90,862
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,832	May 2020	Goldman Sachs International Bank	—	38,784	38,784
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,497	May 2020	Goldman Sachs International Bank	—	$21,271	$21,271
Receive	Akbank TAS	1-Month TRY TRLIBOR + 0.55%	Monthly	TRY	388,502	May 2020	Goldman Sachs International Bank	—	48,810	48,810
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,616	May 2020	Goldman Sachs International Bank	—	184,149	184,149
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,354	May 2020	Goldman Sachs International Bank	—	22,029	22,029
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	2,000	May 2020	Goldman Sachs International Bank	—	4,820	4,820
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	750	May 2020	Goldman Sachs International Bank	—	1,808	1,808
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,500	May 2020	Goldman Sachs International Bank	—	3,615	3,615
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,994	May 2020	Goldman Sachs International Bank	—	4,806	4,806
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,053	May 2020	Goldman Sachs International Bank	—	(13,053)	(13,053)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,144	May 2020	Goldman Sachs International Bank	—	(11,249)	(11,249)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,401	May 2020	Goldman Sachs International Bank	—	(7,689)	(7,689)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,153	May 2020	Goldman Sachs International Bank	—	100,900	100,900
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,350	May 2020	Goldman Sachs International Bank	—	87,530	87,530
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,668	May 2020	Goldman Sachs International Bank	—	12,726	12,726
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,476	May 2020	Goldman Sachs International Bank	—	27,891	27,891
Receive	Carpenter Technology Corp.	1-Month USD LIBOR	Monthly	USD	6,844	May 2020	Goldman Sachs International Bank	—	(1,091)	(1,091)
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	23,677	May 2020	Goldman Sachs International Bank	—	6,866	6,866
Receive	Commercial International Bank Egypt SAE	1-Month USD LIBOR + 1.10%	Monthly	USD	76,476	May 2020	Goldman Sachs International Bank	—	22,178	22,178
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,918	May 2020	Goldman Sachs International Bank	—	3,644	3,644
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,696	May 2020	Goldman Sachs International Bank	—	1,577	1,577
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,085	May 2020	Goldman Sachs International Bank	—	14,570	14,570
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,979	May 2020	Goldman Sachs International Bank	—	12,950	12,950
Receive	EnerSys	1-Month USD LIBOR + 0.20%	Monthly	USD	5,661	May 2020	Goldman Sachs International Bank	—	14,436	14,436
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,860	May 2020	Goldman Sachs International Bank	—	22,915	22,915
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,419	May 2020	Goldman Sachs International Bank	—	(2,295)	(2,295)
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,420	May 2020	Goldman Sachs International Bank	—	(1,426)	(1,426)
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR	Monthly	USD	7,420	May 2020	Goldman Sachs International Bank	—	824	824
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,635	May 2020	Goldman Sachs International Bank	—	139,333	139,333
Receive	Northern Trust Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,781	May 2020	Goldman Sachs International Bank	—	(5,493)	(5,493)
Receive	Northern Trust Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	158	May 2020	Goldman Sachs International Bank	—	(86)	(86)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,325	May 2020	Goldman Sachs International Bank	—	(1,168)	(1,168)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,530	May 2020	Goldman Sachs International Bank	—	(16,931)	(16,931)
Receive	RH	1-Month USD LIBOR + 0.20%	Monthly	USD	2,383	May 2020	Goldman Sachs International Bank	—	13,607	13,607
Receive	Roku, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,955	May 2020	Goldman Sachs International Bank	—	95,533	95,533
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,418	May 2020	Goldman Sachs International Bank	—	3,337	3,337
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,811	May 2020	Goldman Sachs International Bank	—	5,622	5,622
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,363	May 2020	Goldman Sachs International Bank	—	3,464	3,464
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	10,165	May 2020	Goldman Sachs International Bank	—	7,772	7,772
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	6,435	May 2020	Goldman Sachs International Bank	—	4,920	4,920
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,114	May 2020	Goldman Sachs International Bank	—	(13,635)	(13,635)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,226	May 2020	Goldman Sachs International Bank	—	(39,486)	(39,486)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,718	May 2020	Goldman Sachs International Bank	—	(45,508)	(45,508)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,473	May 2020	Goldman Sachs International Bank	—	(30,270)	(30,270)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,322	May 2020	Goldman Sachs International Bank	—	(40,661)	(40,661)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	474	May 2020	Goldman Sachs International Bank	—	(5,802)	(5,802)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	771	May 2020	Goldman Sachs International Bank	—	(9,437)	(9,437)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	691	May 2020	Goldman Sachs International Bank	—	(8,458)	(8,458)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	Goldman Sachs International Bank	—	(10,086)	(10,086)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	751	May 2020	Goldman Sachs International Bank	—	(9,192)	(9,192)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	875	May 2020	Goldman Sachs International Bank	—	(10,710)	(10,710)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wayfair, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,789	May 2020	Goldman Sachs International Bank	—	$46,302	$46,302
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,479	May 2020	Goldman Sachs International Bank	—	(11,871)	(11,871)
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,956	May 2020	Goldman Sachs International Bank	—	(23,738)	(23,738)
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,858	May 2020	Goldman Sachs International Bank	—	(39,001)	(39,001)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,832	May 2020	Goldman Sachs International Bank	—	6,051	6,051
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	15,084	May 2020	JPMorgan Chase Bank	—	54,842	54,842
Receive	Acadia Healthcare	1-Month USD LIBOR + 0.20%	Monthly	USD	6,800	May 2020	JPMorgan Chase Bank	—	6,270	6,270
Receive	Acadia Healthcare	1-Month USD LIBOR + 0.20%	Monthly	USD	7,203	May 2020	JPMorgan Chase Bank	—	7,330	7,330
Receive	Acadia Healthcare	1-Month USD LIBOR + 0.20%	Monthly	USD	40,817	May 2020	JPMorgan Chase Bank	—	41,950	41,950
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPMorgan Chase Bank	—	11,431	11,431
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	861	May 2020	JPMorgan Chase Bank	—	(1,517)	(1,517)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,013	May 2020	JPMorgan Chase Bank	—	11,461	11,461
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	28,124	May 2020	JPMorgan Chase Bank	—	13,044	13,044
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,126	May 2020	JPMorgan Chase Bank	—	943	943
Receive	Alliance Data Systems Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,236	May 2020	JPMorgan Chase Bank	—	74,261	74,261
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,158	May 2020	JPMorgan Chase Bank	—	20,095	20,095
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,574	May 2020	JPMorgan Chase Bank	—	41,936	41,936
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,493	May 2020	JPMorgan Chase Bank	—	2,106	2,106
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPMorgan Chase Bank	—	80,577	80,577
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,127	May 2020	JPMorgan Chase Bank	—	82,263	82,263
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,541	May 2020	JPMorgan Chase Bank	—	187,112	187,112
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	736	May 2020	JPMorgan Chase Bank	—	62,970	62,970
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPMorgan Chase Bank	—	8,723	8,723
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,886	May 2020	JPMorgan Chase Bank	—	86,290	86,290
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPMorgan Chase Bank	—	(13,136)	(13,136)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,579	May 2020	JPMorgan Chase Bank	—	(32,768)	(32,768)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,041	May 2020	JPMorgan Chase Bank	—	(20,928)	(20,928)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642	May 2020	JPMorgan Chase Bank	—	1,307	1,307
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPMorgan Chase Bank	—	6,260	6,260
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,978	May 2020	JPMorgan Chase Bank	—	773	773
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.20%	Monthly	USD	3,300	May 2020	JPMorgan Chase Bank	—	17,002	17,002
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51	May 2020	JPMorgan Chase Bank	—	(669)	(669)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,970	May 2020	JPMorgan Chase Bank	—	10,068	10,068
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPMorgan Chase Bank	—	15,216	15,216
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPMorgan Chase Bank	—	15,216	15,216
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,000	May 2020	JPMorgan Chase Bank	—	2,536	2,536
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPMorgan Chase Bank	—	6,340	6,340
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPMorgan Chase Bank	—	6,340	6,340
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,487	May 2020	JPMorgan Chase Bank	—	369,764	369,764
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,293	May 2020	JPMorgan Chase Bank	—	44,206	44,206
Receive	Booking Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	897	May 2020	JPMorgan Chase Bank	—	94,537	94,537
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,987	May 2020	JPMorgan Chase Bank	—	1,440	1,440
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,068	May 2020	JPMorgan Chase Bank	—	774	774
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,592	May 2020	JPMorgan Chase Bank	—	3,327	3,327
Receive	Celgene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,593	May 2020	JPMorgan Chase Bank	—	1,517	1,517
Receive	Celgene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,536	May 2020	JPMorgan Chase Bank	—	944	944
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	4,640,973	May 2020	JPMorgan Chase Bank	—	128,478	128,478
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,867,418	May 2020	JPMorgan Chase Bank	—	51,715	51,715
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	873,074	May 2020	JPMorgan Chase Bank	—	24,187	24,187
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,488,535	May 2020	JPMorgan Chase Bank	—	96,725	96,725
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,807	May 2020	JPMorgan Chase Bank	—	15,181	15,181
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	33,706	May 2020	JPMorgan Chase Bank	—	$26,981	$26,981
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,328	May 2020	JPMorgan Chase Bank	—	145,094	145,094
Receive	CVS Health Corp.	1-Month USD LIBOR	Monthly	USD	3,453	May 2020	JPMorgan Chase Bank	$48	(11,136)	(11,088)
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,768	May 2020	JPMorgan Chase Bank	—	17,021	17,021
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,796	May 2020	JPMorgan Chase Bank	—	(1,576)	(1,576)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,087	May 2020	JPMorgan Chase Bank	—	(12,219)	(12,219)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,501	May 2020	JPMorgan Chase Bank	—	69,280	69,280
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	24,023	May 2020	JPMorgan Chase Bank	—	90,900	90,900
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,026	May 2020	JPMorgan Chase Bank	—	4,215	4,215
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,897	May 2020	JPMorgan Chase Bank	—	62,755	62,755
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,965	May 2020	JPMorgan Chase Bank	—	63,627	63,627
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499	May 2020	JPMorgan Chase Bank	—	16,585	16,585
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	13,151	May 2020	JPMorgan Chase Bank	—	359,978	359,978
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPMorgan Chase Bank	—	39,848	39,848
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,302	May 2020	JPMorgan Chase Bank	—	36,897	36,897
Receive	Fidelity Southern Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,361	May 2020	JPMorgan Chase Bank	—	11,282	11,282
Receive	Fidelity Southern Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,986	May 2020	JPMorgan Chase Bank	—	62,187	62,187
Receive	First Citizens BancShares, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,200	May 2020	JPMorgan Chase Bank	—	28,898	28,898
Receive	Five Prime Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,840	May 2020	JPMorgan Chase Bank	—	7,550	7,550
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,781	May 2020	JPMorgan Chase Bank	—	93,529	93,529
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,682	May 2020	JPMorgan Chase Bank	—	9,018	9,018
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,901	May 2020	JPMorgan Chase Bank	—	9,365	9,365
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,726	May 2020	JPMorgan Chase Bank	—	26,535	26,535
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,473	May 2020	JPMorgan Chase Bank	—	10,252	10,252
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,096	May 2020	JPMorgan Chase Bank	—	6,554	6,554
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPMorgan Chase Bank	—	15,129	15,129
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPMorgan Chase Bank	—	5,663	5,663
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPMorgan Chase Bank	—	3,280	3,280
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,500	May 2020	JPMorgan Chase Bank	—	(56,459)	(56,459)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,212	May 2020	JPMorgan Chase Bank	—	30,663	30,663
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,420	May 2020	JPMorgan Chase Bank	—	5,709	5,709
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	845	May 2020	JPMorgan Chase Bank	—	(455)	(455)
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,728	May 2020	JPMorgan Chase Bank	—	235,933	235,933
Receive	Heron Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,550	May 2020	JPMorgan Chase Bank	—	(332)	(332)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	647	May 2020	JPMorgan Chase Bank	—	733	733
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,428	May 2020	JPMorgan Chase Bank	—	114,950	114,950
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,017	May 2020	JPMorgan Chase Bank	—	18,446	18,446
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,623	May 2020	JPMorgan Chase Bank	—	21,286	21,286
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,204	May 2020	JPMorgan Chase Bank	—	4,513	4,513
Receive	ING Groep NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	222,767	May 2020	JPMorgan Chase Bank	—	114,486	114,486
Receive	Jounce Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,835	May 2020	JPMorgan Chase Bank	—	(1,701)	(1,701)
Receive	KeyCorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,495	May 2020	JPMorgan Chase Bank	—	2,099	2,099
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,604	May 2020	JPMorgan Chase Bank	—	17,923	17,923
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,402	May 2020	JPMorgan Chase Bank	—	7,808	7,808
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	18,447	May 2020	JPMorgan Chase Bank	—	98,401	98,401
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,014	May 2020	JPMorgan Chase Bank	—	14,778	14,778
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,150	May 2020	JPMorgan Chase Bank	—	1,081	1,081
Receive	Monolithic Power Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,419	May 2020	JPMorgan Chase Bank	—	66,330	66,330
Receive	Monolithic Power Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,167	May 2020	JPMorgan Chase Bank	—	32,779	32,779
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	2,960	May 2020	JPMorgan Chase Bank	—	187	187
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,360	May 2020	JPMorgan Chase Bank	—	(52,351)	(52,351)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,900	May 2020	JPMorgan Chase Bank	—	$(6,240)	$(6,240)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,042	May 2020	JPMorgan Chase Bank	—	24,539	24,539
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,011	May 2020	JPMorgan Chase Bank	—	47,359	47,359
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	48,800	May 2020	JPMorgan Chase Bank	—	85,071	85,071
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	57,395	May 2020	JPMorgan Chase Bank	—	3,429	3,429
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	55,766	May 2020	JPMorgan Chase Bank	—	3,331	3,331
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	27,884	May 2020	JPMorgan Chase Bank	—	1,666	1,666
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	236,355	May 2020	JPMorgan Chase Bank	—	14,120	14,120
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	24,885	May 2020	JPMorgan Chase Bank	—	1,487	1,487
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	46,731	May 2020	JPMorgan Chase Bank	—	2,792	2,792
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	74,742	May 2020	JPMorgan Chase Bank	—	4,465	4,465
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	92,706	May 2020	JPMorgan Chase Bank	—	5,538	5,538
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	104,328	May 2020	JPMorgan Chase Bank	—	6,233	6,233
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	102,798	May 2020	JPMorgan Chase Bank	—	6,141	6,141
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	94,192	May 2020	JPMorgan Chase Bank	—	5,627	5,627
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	106,455	May 2020	JPMorgan Chase Bank	—	6,360	6,360
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	73,276	May 2020	JPMorgan Chase Bank	—	4,378	4,378
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	76,693	May 2020	JPMorgan Chase Bank	—	4,582	4,582
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	63,873	May 2020	JPMorgan Chase Bank	—	3,816	3,816
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	39,407	May 2020	JPMorgan Chase Bank	—	2,405	2,405
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	63,548	May 2020	JPMorgan Chase Bank	—	3,878	3,878
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	72,163	May 2020	JPMorgan Chase Bank	—	4,404	4,404
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	31,160	May 2020	JPMorgan Chase Bank	—	1,902	1,902
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	34,443	May 2020	JPMorgan Chase Bank	—	2,102	2,102
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,606	May 2020	JPMorgan Chase Bank	—	577	577
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,118	May 2020	JPMorgan Chase Bank	—	(10,100)	(10,100)
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,596	May 2020	JPMorgan Chase Bank	—	(48,359)	(48,359)
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,516	May 2020	JPMorgan Chase Bank	—	(87,696)	(87,696)
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,880	May 2020	JPMorgan Chase Bank	—	(41,193)	(41,193)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,749	May 2020	JPMorgan Chase Bank	—	1,133	1,133
Receive	Raymond James Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,210	May 2020	JPMorgan Chase Bank	—	51,051	51,051
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,239	May 2020	JPMorgan Chase Bank	—	(6,735)	(6,735)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,069	May 2020	JPMorgan Chase Bank	—	17,525	17,525
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,403	May 2020	JPMorgan Chase Bank	—	8,014	8,014
Receive	Roche Holdings AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	965	May 2020	JPMorgan Chase Bank	—	15,575	15,575
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,700	May 2020	JPMorgan Chase Bank	—	40,969	40,969
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,500	May 2020	JPMorgan Chase Bank	—	138,859	138,859
Receive	Spark Therapeutics	1-Month USD LIBOR + 0.20%	Monthly	USD	7,554	May 2020	JPMorgan Chase Bank	—	27,200	27,200
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,976	May 2020	JPMorgan Chase Bank	—	24,117	24,117
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	30,784	May 2020	JPMorgan Chase Bank	—	65,327	65,327
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	884	May 2020	JPMorgan Chase Bank	—	4,463	4,463
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	2,672	May 2020	JPMorgan Chase Bank	—	5,597	5,597
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	33,073	May 2020	JPMorgan Chase Bank	—	204,420	204,420
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,382	May 2020	JPMorgan Chase Bank	—	30,149	30,149
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,207	May 2020	JPMorgan Chase Bank	—	488,641	488,641
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,610	May 2020	JPMorgan Chase Bank	—	77,056	77,056
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,330	May 2020	JPMorgan Chase Bank	—	(44,337)	(44,337)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,231	May 2020	JPMorgan Chase Bank	—	280,983	280,983
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,200	May 2020	JPMorgan Chase Bank	—	17,171	17,171
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPMorgan Chase Bank	—	4,492	4,492
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,298	May 2020	JPMorgan Chase Bank	—	$40,630	$40,630
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	582	May 2020	JPMorgan Chase Bank	—	457	457
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,869	May 2020	JPMorgan Chase Bank	—	26,567	26,567
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,140	May 2020	JPMorgan Chase Bank	—	105,818	105,818
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	442	May 2020	JPMorgan Chase Bank	—	7,445	7,445
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,607	May 2020	JPMorgan Chase Bank	—	58,370	58,370
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,374	May 2020	JPMorgan Chase Bank	—	90,674	90,674
Receive	Align Technology, Inc.	1-Month USD LIBOR	Monthly	USD	3,278	May 2020	JPMorgan Chase Bank	—	6,573	6,573
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,094	May 2020	JPMorgan Chase Bank	—	25,864	25,864
Receive	BOK Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,064	May 2020	JPMorgan Chase Bank	—	52,931	52,931
Receive	Celgene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,625	May 2020	JPMorgan Chase Bank	—	11,868	11,868
Receive	China Merchants Bank Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	135,000	May 2020	JPMorgan Chase Bank	—	95,481	95,481
Receive	Chipotle Mexican Grill, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,600	May 2020	JPMorgan Chase Bank	—	(87,223)	(87,223)
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,019	May 2020	JPMorgan Chase Bank	—	70,750	70,750
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,159	May 2020	JPMorgan Chase Bank	—	16,966	16,966
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,555	May 2020	JPMorgan Chase Bank	—	4,556	4,556
Receive	Illumina, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,540	May 2020	JPMorgan Chase Bank	—	(62,466)	(62,466)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,165	May 2020	JPMorgan Chase Bank	—	100,455	100,455
Receive	PagSeguro Digital, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	16,390	May 2020	JPMorgan Chase Bank	—	6,372	6,372
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,395	May 2020	JPMorgan Chase Bank	—	37,323	37,323
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,550	May 2020	JPMorgan Chase Bank	—	23,785	23,785
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,454	May 2020	JPMorgan Chase Bank	—	5,446	5,446
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,046	May 2020	JPMorgan Chase Bank	—	1,800	1,800
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150	May 2020	JPMorgan Chase Bank	—	11,257	11,257
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,513	May 2020	JPMorgan Chase Bank	—	78,186	78,186
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,343	May 2020	JPMorgan Chase Bank	—	93,623	93,623
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	66,185	May 2020	JPMorgan Chase Bank	—	(9,246)	(9,246)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	12,593	May 2020	JPMorgan Chase Bank	—	7,300	7,300
Receive	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	29,929	May 2020	JPMorgan Chase Bank	—	(15,638)	(15,638)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,755	May 2020	JPMorgan Chase Bank	—	66,840	66,840
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	Morgan Stanley and Company International	—	69,662	69,662
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,086	May 2020	Morgan Stanley and Company International	—	7,841	7,841
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	55,586	May 2020	Morgan Stanley and Company International	—	84,046	84,046
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	43,023	May 2020	Morgan Stanley and Company International	—	176,566	176,566
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,639	May 2020	Morgan Stanley and Company International	—	14,383	14,383
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	Morgan Stanley and Company International	—	(203)	(203)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	337	May 2020	Morgan Stanley and Company International	—	(71)	(71)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,292	May 2020	Morgan Stanley and Company International	—	(271)	(271)
Receive	Air Lease Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,739	May 2020	Morgan Stanley and Company International	—	11,519	11,519
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,423	May 2020	Morgan Stanley and Company International	—	8,789	8,789
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,569	May 2020	Morgan Stanley and Company International	—	4,079	4,079
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,931	May 2020	Morgan Stanley and Company International	—	$15,421	$15,421
Receive	Alibaba Group Holding, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	1,362	May 2020	Morgan Stanley and Company International	—	23,532	23,532
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	962	May 2020	Morgan Stanley and Company International	—	(8,801)	(8,801)
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	441	May 2020	Morgan Stanley and Company International	—	(3,841)	(3,841)
Receive	Allergan PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	1,667	May 2020	Morgan Stanley and Company International	—	(14,520)	(14,520)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	36,649	May 2020	Morgan Stanley and Company International	—	(366)	(366)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	800	May 2020	Morgan Stanley and Company International	—	2,285	2,285
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	1,372	May 2020	Morgan Stanley and Company International	—	6,462	6,462
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	2,379	May 2020	Morgan Stanley and Company International	—	11,205	11,205
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,024	May 2020	Morgan Stanley and Company International	—	21,441	21,441
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	Morgan Stanley and Company International	—	44,163	44,163
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	111	May 2020	Morgan Stanley and Company International	—	4,648	4,648
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	Morgan Stanley and Company International	—	1,158	1,158
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	251	May 2020	Morgan Stanley and Company International	—	560	560
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	969	May 2020	Morgan Stanley and Company International	—	2,161	2,161
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,849	May 2020	Morgan Stanley and Company International	—	78,425	78,425
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	Morgan Stanley and Company International	—	(2,636)	(2,636)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,367	May 2020	Morgan Stanley and Company International	—	(448)	(448)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	40,222	May 2020	Morgan Stanley and Company International	—	(13,189)	(13,189)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,693	May 2020	Morgan Stanley and Company International	—	(276)	(276)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,022	May 2020	Morgan Stanley and Company International	—	(323)	(323)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	20,172	May 2020	Morgan Stanley and Company International	—	(1,586)	(1,586)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,952	May 2020	Morgan Stanley and Company International	—	(312)	(312)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	5,147	May 2020	Morgan Stanley and Company International	—	(417)	(417)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	Morgan Stanley and Company International	—	(118)	(118)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	2,204	May 2020	Morgan Stanley and Company International	—	(179)	(179)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,579	May 2020	Morgan Stanley and Company International	—	(128)	(128)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	185	May 2020	Morgan Stanley and Company International	—	(15)	(15)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,208	May 2020	Morgan Stanley and Company International	—	(342)	(342)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	8,400	May 2020	Morgan Stanley and Company International	—	$(682)	$(682)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,841	May 2020	Morgan Stanley and Company International	—	(322)	(322)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	688	May 2020	Morgan Stanley and Company International	—	(58)	(58)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	417	May 2020	Morgan Stanley and Company International	—	(35)	(35)
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,656	May 2020	Morgan Stanley and Company International	—	4,753	4,753
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,475	May 2020	Morgan Stanley and Company International	—	4,517	4,517
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,265	May 2020	Morgan Stanley and Company International	—	261	261
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,310	May 2020	Morgan Stanley and Company International	—	467	467
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	Morgan Stanley and Company International	—	1,927	1,927
Receive	Banc of California	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	Morgan Stanley and Company International	—	1,324	1,324
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,360	May 2020	Morgan Stanley and Company International	—	7,057	7,057
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,038	May 2020	Morgan Stanley and Company International	—	13,095	13,095
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	21,679	May 2020	Morgan Stanley and Company International	—	41,543	41,543
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	65,095	May 2020	Morgan Stanley and Company International	—	124,861	124,861
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	2,869	May 2020	Morgan Stanley and Company International	—	10,648	10,648
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	8,217	May 2020	Morgan Stanley and Company International	—	30,384	30,384
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	8,034	May 2020	Morgan Stanley and Company International	—	29,708	29,708
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	16,880	May 2020	Morgan Stanley and Company International	—	62,418	62,418
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	69,918	May 2020	Morgan Stanley and Company International	—	5,945	5,945
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	Morgan Stanley and Company International	—	403	403
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	Morgan Stanley and Company International	—	10,647	10,647
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	Morgan Stanley and Company International	—	5,177	5,177
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	Morgan Stanley and Company International	—	24,038	24,038
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	Morgan Stanley and Company International	—	7,513	7,513
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,401	May 2020	Morgan Stanley and Company International	—	3,741	3,741
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,604	May 2020	Morgan Stanley and Company International	—	5,616	5,616
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,000	May 2020	Morgan Stanley and Company International	—	9,350	9,350
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	500	May 2020	Morgan Stanley and Company International	—	6,375	6,375
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,271	May 2020	Morgan Stanley and Company International	—	192,784	192,784
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	Morgan Stanley and Company International	—	$41,580	$41,580
Receive	BRD - Group Societe Generale SA	1-Month USD LIBOR + 1.50%	Monthly	USD	100,800	May 2020	Morgan Stanley and Company International	$1,957	(8,212)	(6,255)
Receive	BRD - Group Societe Generale SA	1-Month USD LIBOR + 1.50%	Monthly	USD	116,617	May 2020	Morgan Stanley and Company International	2,264	(9,501)	(7,237)
Receive	BRD - Group Societe Generale SA	1-Month USD LIBOR + 1.50%	Monthly	USD	116,617	May 2020	Morgan Stanley and Company International	2,264	(9,501)	(7,237)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,699	May 2020	Morgan Stanley and Company International	—	(1,842)	(1,842)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	4,500	May 2020	Morgan Stanley and Company International	—	(1,575)	(1,575)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	1,796	May 2020	Morgan Stanley and Company International	—	(629)	(629)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.25%	Monthly	USD	6,694	May 2020	Morgan Stanley and Company International	—	(2,343)	(2,343)
Receive	Carbon Black, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	22,709	May 2020	Morgan Stanley and Company International	—	29,071	29,071
Receive	Cardinal Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,488	May 2020	Morgan Stanley and Company International	—	36,511	36,511
Receive	China Traditional Chinese Medicine Holdings Company, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	61	May 2020	Morgan Stanley and Company International	(381)	(35)	(416)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,102	May 2020	Morgan Stanley and Company International	—	5,083	5,083
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,880	May 2020	Morgan Stanley and Company International	—	2,388	2,388
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,016	May 2020	Morgan Stanley and Company International	—	8,910	8,910
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	498	May 2020	Morgan Stanley and Company International	—	328	328
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	31,988	May 2020	Morgan Stanley and Company International	—	62,724	62,724
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	12,742	May 2020	Morgan Stanley and Company International	—	25,229	25,229
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	74	May 2020	Morgan Stanley and Company International	—	2,006	2,006
Receive	Cray, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,016	May 2020	Morgan Stanley and Company International	—	(1,278)	(1,278)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,802	May 2020	Morgan Stanley and Company International	—	(4,154)	(4,154)
Receive	Crown Castle International Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,331	May 2020	Morgan Stanley and Company International	—	32,177	32,177
Receive	Delivery Hero AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,651	May 2020	Morgan Stanley and Company International	—	(2,688)	(2,688)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,222	May 2020	Morgan Stanley and Company International	—	(725)	(725)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,552	May 2020	Morgan Stanley and Company International	—	(350)	(350)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,614	May 2020	Morgan Stanley and Company International	—	(523)	(523)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	Morgan Stanley and Company International	—	7,506	7,506
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,700	May 2020	Morgan Stanley and Company International	—	22,491	22,491
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.25%	Monthly	USD	157	May 2020	Morgan Stanley and Company International	—	435	435
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,092	May 2020	Morgan Stanley and Company International	—	116,857	116,857
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,197	May 2020	Morgan Stanley and Company International	—	$29,510	$29,510
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,098	May 2020	Morgan Stanley and Company International	—	29,115	29,115
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,701	May 2020	Morgan Stanley and Company International	—	31,064	31,064
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,393	May 2020	Morgan Stanley and Company International	—	12,074	12,074
Receive	Expedia, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,587	May 2020	Morgan Stanley and Company International	—	32,601	32,601
Receive	Farmafactoring	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	Morgan Stanley and Company International	—	15,524	15,524
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	11,949	May 2020	Morgan Stanley and Company International	—	44,570	44,570
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,830	May 2020	Morgan Stanley and Company International	—	239,678	239,678
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,611	May 2020	Morgan Stanley and Company International	—	16,655	16,655
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,560	May 2020	Morgan Stanley and Company International	—	43,988	43,988
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,559	May 2020	Morgan Stanley and Company International	—	43,986	43,986
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	Morgan Stanley and Company International	—	6,107	6,107
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,194	May 2020	Morgan Stanley and Company International	—	5,342	5,342
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	512	May 2020	Morgan Stanley and Company International	—	856	856
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,792	May 2020	Morgan Stanley and Company International	—	11,360	11,360
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	Morgan Stanley and Company International	—	6,107	6,107
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,825	May 2020	Morgan Stanley and Company International	—	3,053	3,053
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,477	May 2020	Morgan Stanley and Company International	—	9,161	9,161
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,955	May 2020	Morgan Stanley and Company International	—	18,323	18,323
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,954	May 2020	Morgan Stanley and Company International	—	11,631	11,631
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,047	May 2020	Morgan Stanley and Company International	—	28,513	28,513
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,816	May 2020	Morgan Stanley and Company International	—	6,383	6,383
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,483	May 2020	Morgan Stanley and Company International	—	22,674	22,674
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,223	May 2020	Morgan Stanley and Company International	—	7,407	7,407
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	464	May 2020	Morgan Stanley and Company International	—	(146)	(146)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	22,912	May 2020	Morgan Stanley and Company International	—	(7,212)	(7,212)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,977	May 2020	Morgan Stanley and Company International	—	334	334
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,019	May 2020	Morgan Stanley and Company International	—	9,520	9,520
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	Morgan Stanley and Company International	—	15,267	15,267
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	Morgan Stanley and Company International	—	$15,273	$15,273
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	Morgan Stanley and Company International	—	8,729	8,729
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,594	May 2020	Morgan Stanley and Company International	—	8,716	8,716
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	8,080	May 2020	Morgan Stanley and Company International	—	2,765	2,765
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	13,120	May 2020	Morgan Stanley and Company International	—	4,489	4,489
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	Morgan Stanley and Company International	—	1,537	1,537
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	353	May 2020	Morgan Stanley and Company International	—	4,428	4,428
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,358	May 2020	Morgan Stanley and Company International	—	47,243	47,243
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,147	May 2020	Morgan Stanley and Company International	—	30,206	30,206
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,640	May 2020	Morgan Stanley and Company International	—	79,348	79,348
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	9,930	May 2020	Morgan Stanley and Company International	—	78,844	78,844
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	515	May 2020	Morgan Stanley and Company International	—	358	358
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	Morgan Stanley and Company International	—	341	341
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	253	May 2020	Morgan Stanley and Company International	—	177	177
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	970	May 2020	Morgan Stanley and Company International	—	679	679
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	41,428	May 2020	Morgan Stanley and Company International	—	167,018	167,018
Receive	iRobot Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,697	May 2020	Morgan Stanley and Company International	—	31,799	31,799
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	641	May 2020	Morgan Stanley and Company International	—	1,520	1,520
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	577	May 2020	Morgan Stanley and Company International	—	1,441	1,441
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	101	May 2020	Morgan Stanley and Company International	—	252	252
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	403	May 2020	Morgan Stanley and Company International	—	1,006	1,006
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	230	May 2020	Morgan Stanley and Company International	—	574	574
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	305	May 2020	Morgan Stanley and Company International	—	762	762
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	38	May 2020	Morgan Stanley and Company International	—	95	95
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	404	May 2020	Morgan Stanley and Company International	—	1,009	1,009
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	288	May 2020	Morgan Stanley and Company International	—	719	719
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	67	May 2020	Morgan Stanley and Company International	—	167	167
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	115	May 2020	Morgan Stanley and Company International	—	288	288
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,440	May 2020	Morgan Stanley and Company International	—	13,921	13,921
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	KeyCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	2,370	May 2020	Morgan Stanley and Company International	—	$286	$286
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,644	May 2020	Morgan Stanley and Company International	—	31,366	31,366
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	Morgan Stanley and Company International	—	7,731	7,731
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	Morgan Stanley and Company International	—	17,878	17,878
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	Morgan Stanley and Company International	—	10,258	10,258
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	Morgan Stanley and Company International	—	9,306	9,306
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	Morgan Stanley and Company International	—	5,055	5,055
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	8,207	8,207
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	Morgan Stanley and Company International	—	12,310	12,310
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	Morgan Stanley and Company International	—	16,413	16,413
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	Morgan Stanley and Company International	—	4,103	4,103
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	8,207	8,207
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	Morgan Stanley and Company International	—	28,724	28,724
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,486	May 2020	Morgan Stanley and Company International	—	10,946	10,946
Receive	Loxo Oncology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,102	May 2020	Morgan Stanley and Company International	—	4,685	4,685
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,534	May 2020	Morgan Stanley and Company International	—	16,199	16,199
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,162	May 2020	Morgan Stanley and Company International	—	75,631	75,631
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	215	May 2020	Morgan Stanley and Company International	—	2,270	2,270
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,376	May 2020	Morgan Stanley and Company International	—	35,651	35,651
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.25%	Monthly	USD	74,119	May 2020	Morgan Stanley and Company International	—	124,478	124,478
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	10,755	May 2020	Morgan Stanley and Company International	—	149,322	149,322
Receive	McKesson Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,745	May 2020	Morgan Stanley and Company International	—	62,357	62,357
Receive	Metro Bank PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	7,255	May 2020	Morgan Stanley and Company International	—	(74,522)	(74,522)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,294	May 2020	Morgan Stanley and Company International	—	171,709	171,709
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	Morgan Stanley and Company International	—	17,455	17,455
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	337	May 2020	Morgan Stanley and Company International	—	1,173	1,173
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.50%	Monthly	SEK	547	May 2020	Morgan Stanley and Company International	—	(3,204)	(3,204)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.50%	Monthly	SEK	7,960	May 2020	Morgan Stanley and Company International	—	(46,625)	(46,625)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	314	May 2020	Morgan Stanley and Company International	—	(1,060)	(1,060)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	Morgan Stanley and Company International	—	$(11,566)	$(11,566)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	Morgan Stanley and Company International	—	1,392	1,392
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	842	May 2020	Morgan Stanley and Company International	—	665	665
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,131	May 2020	Morgan Stanley and Company International	—	2,473	2,473
Receive	Mylan NV	1-Month USD LIBOR + 0.50%	Monthly	USD	2,527	May 2020	Morgan Stanley and Company International	—	1,302	1,302
Receive	Mylan NV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,158	May 2020	Morgan Stanley and Company International	—	695	695
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	4,335	May 2020	Morgan Stanley and Company International	—	2,601	2,601
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	282	May 2020	Morgan Stanley and Company International	—	(710)	(710)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	19,999	May 2020	Morgan Stanley and Company International	—	(50,363)	(50,363)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,563	May 2020	Morgan Stanley and Company International	—	(14,009)	(14,009)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,682	May 2020	Morgan Stanley and Company International	—	(14,309)	(14,309)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	265	May 2020	Morgan Stanley and Company International	—	(139)	(139)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	20,905	May 2020	Morgan Stanley and Company International	—	(10,931)	(10,931)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,642	May 2020	Morgan Stanley and Company International	—	51,021	51,021
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	Morgan Stanley and Company International	—	(152)	(152)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	3,800	May 2020	Morgan Stanley and Company International	—	(438)	(438)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	2,930	May 2020	Morgan Stanley and Company International	—	(337)	(337)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	61,461	May 2020	Morgan Stanley and Company International	—	(7,079)	(7,079)
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	928,406	May 2020	Morgan Stanley and Company International	—	45,497	45,497
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	70,890	May 2020	Morgan Stanley and Company International	—	144,196	144,196
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,587	May 2020	Morgan Stanley and Company International	—	(22,947)	(22,947)
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	34,154	May 2020	Morgan Stanley and Company International	—	(7,342)	(7,342)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,351	May 2020	Morgan Stanley and Company International	—	7,238	7,238
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	408	May 2020	Morgan Stanley and Company International	—	881	881
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	197	May 2020	Morgan Stanley and Company International	—	426	426
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	39,119	May 2020	Morgan Stanley and Company International	—	(12,436)	(12,436)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	Morgan Stanley and Company International	—	(1,164)	(1,164)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	627	May 2020	Morgan Stanley and Company International	—	(182)	(182)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	2,385	May 2020	Morgan Stanley and Company International	—	(692)	(692)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Prudential Financial, Inc.	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	Morgan Stanley and Company International	—	$18,514	$18,514
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	Morgan Stanley and Company International	—	14,362	14,362
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	Morgan Stanley and Company International	—	16,487	16,487
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	Morgan Stanley and Company International	—	8,793	8,793
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	5,497	5,497
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	Morgan Stanley and Company International	—	12,295	12,295
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	Morgan Stanley and Company International	—	2,946	2,946
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	683	May 2020	Morgan Stanley and Company International	—	1,380	1,380
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,579	May 2020	Morgan Stanley and Company International	—	5,210	5,210
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	Morgan Stanley and Company International	—	(5,683)	(5,683)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	875	May 2020	Morgan Stanley and Company International	—	(2,555)	(2,555)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,240	May 2020	Morgan Stanley and Company International	—	(9,461)	(9,461)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	6,472	May 2020	Morgan Stanley and Company International	—	32,415	32,415
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	3,128	May 2020	Morgan Stanley and Company International	—	16,549	16,549
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	1,796	May 2020	Morgan Stanley and Company International	—	9,662	9,662
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,778	May 2020	Morgan Stanley and Company International	—	42,985	42,985
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,808	May 2020	Morgan Stanley and Company International	—	7,806	7,806
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,682	May 2020	Morgan Stanley and Company International	—	10,236	10,236
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	42,826	May 2020	Morgan Stanley and Company International	—	182,413	182,413
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,226	May 2020	Morgan Stanley and Company International	—	23,099	23,099
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,224	May 2020	Morgan Stanley and Company International	—	23,090	23,090
Receive	Sino Biopharmaceutical, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	49,500	May 2020	Morgan Stanley and Company International	—	7,079	7,079
Receive	Sino Biopharmaceutical, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	82,400	May 2020	Morgan Stanley and Company International	—	11,872	11,872
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	54,528	May 2020	Morgan Stanley and Company International	—	(5,364)	(5,364)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,476	May 2020	Morgan Stanley and Company International	—	112,797	112,797
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	Morgan Stanley and Company International	—	6,066	6,066
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.50%	Monthly	USD	29,368	May 2020	Morgan Stanley and Company International	—	47,488	47,488
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,033	May 2020	Morgan Stanley and Company International	—	2,877	2,877
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	662	May 2020	Morgan Stanley and Company International	—	1,922	1,922
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,750	May 2020	Morgan Stanley and Company International	—	$16,694	$16,694
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,645	May 2020	Morgan Stanley and Company International	—	26,194	26,194
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,304	May 2020	Morgan Stanley and Company International	—	83,980	83,980
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,912	May 2020	Morgan Stanley and Company International	—	40,999	40,999
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,062	May 2020	Morgan Stanley and Company International	—	36,709	36,709
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,967	May 2020	Morgan Stanley and Company International	—	16,899	16,899
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	8,783	May 2020	Morgan Stanley and Company International	—	36,433	36,433
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	184	May 2020	Morgan Stanley and Company International	—	(74)	(74)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	101	May 2020	Morgan Stanley and Company International	—	1,756	1,756
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	Morgan Stanley and Company International	—	2,205	2,205
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	1,044	May 2020	Morgan Stanley and Company International	—	1,065	1,065
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	3,887	May 2020	Morgan Stanley and Company International	—	3,965	3,965
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	20,742	May 2020	Morgan Stanley and Company International	—	21,157	21,157
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	803	May 2020	Morgan Stanley and Company International	—	8,191	8,191
Receive	Treasury Wine Estates, Ltd.	1-Month AUD BBSW + 0.50%	Monthly	AUD	17,845	May 2020	Morgan Stanley and Company International	—	11,545	11,545
Receive	Treasury Wine Estates, Ltd.	1-Month AUD BBSW + 0.50%	Monthly	AUD	18,130	May 2020	Morgan Stanley and Company International	—	11,729	11,729
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	265	May 2020	Morgan Stanley and Company International	—	(613)	(613)
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	Morgan Stanley and Company International	—	(9,213)	(9,213)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	31,923	May 2020	Morgan Stanley and Company International	—	(63,683)	(63,683)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	10,077	May 2020	Morgan Stanley and Company International	—	10,077	10,077
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	11,264	May 2020	Morgan Stanley and Company International	—	11,264	11,264
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	6,740	May 2020	Morgan Stanley and Company International	—	6,740	6,740
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,507	May 2020	Morgan Stanley and Company International	—	136,026	136,026
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	383	May 2020	Morgan Stanley and Company International	—	2,455	2,455
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	695	May 2020	Morgan Stanley and Company International	—	4,469	4,469
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	765	May 2020	Morgan Stanley and Company International	—	4,919	4,919
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,029	May 2020	Morgan Stanley and Company International	—	27,957	27,957
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	Morgan Stanley and Company International	—	805	805
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	852	May 2020	Morgan Stanley and Company International	—	1,397	1,397
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	838	May 2020	Morgan Stanley and Company International	—	$4,368	$4,368
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	14,279	14,279
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,909	May 2020	Morgan Stanley and Company International	—	21,070	21,070
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,956	May 2020	Morgan Stanley and Company International	—	37,493	37,493
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,480	May 2020	Morgan Stanley and Company International	—	10,718	10,718
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,320	May 2020	Morgan Stanley and Company International	—	13,306	13,306
Receive	Apple, Inc.	1-Month USD LIBOR	Monthly	USD	6,735	May 2020	Morgan Stanley and Company International	—	(14,249)	(14,249)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	73,801	May 2020	Morgan Stanley and Company International	—	141,698	141,698
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	16,364	May 2020	Morgan Stanley and Company International	—	(11,422)	(11,422)
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,095	May 2020	Morgan Stanley and Company International	—	62,635	62,635
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,926	May 2020	Morgan Stanley and Company International	—	24,557	24,557
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	14,255	May 2020	Morgan Stanley and Company International	—	5,132	5,132
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	223	May 2020	Morgan Stanley and Company International	—	3,659	3,659
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	848	May 2020	Morgan Stanley and Company International	—	10,389	10,389
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,479	May 2020	Morgan Stanley and Company International	—	1,233	1,233
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,746	May 2020	Morgan Stanley and Company International	—	14,660	14,660
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,964	May 2020	Morgan Stanley and Company International	—	31,893	31,893
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	678	May 2020	Morgan Stanley and Company International	—	3,195	3,195
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	10,629	May 2020	Morgan Stanley and Company International	—	45,612	45,612
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,727	May 2020	Morgan Stanley and Company International	—	12,523	12,523
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,716	May 2020	Morgan Stanley and Company International	—	14,362	14,362
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	18,051	May 2020	Morgan Stanley and Company International	—	27,799	27,799
Receive	Lennar Corp.	1-Month USD LIBOR	Monthly	USD	11,986	May 2020	Morgan Stanley and Company International	—	(446)	(446)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR	Monthly	USD	3,837	May 2020	Morgan Stanley and Company International	—	1,517	1,517
Receive	Metro Bank PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	27,223	May 2020	Morgan Stanley and Company International	—	(102,700)	(102,700)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	304,900	May 2020	Morgan Stanley and Company International	—	34,430	34,430
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,111	May 2020	Morgan Stanley and Company International	—	(47,101)	(47,101)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	750	May 2020	Morgan Stanley and Company International	—	(11,355)	(11,355)
Receive	Nomura Holding, Inc.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	194,700	May 2020	Morgan Stanley and Company International	—	(14,478)	(14,478)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	PagSeguro Digital, Ltd., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	10,836	May 2020	Morgan Stanley and Company International	—	$(15,137)	$(15,137)
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,187	May 2020	Morgan Stanley and Company International	—	81,978	81,978
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,189	May 2020	Morgan Stanley and Company International	—	82,004	82,004
Receive	Roku, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	9,184	May 2020	Morgan Stanley and Company International	—	7,699	7,699
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	43,079	May 2020	Morgan Stanley and Company International	—	72,804	72,804
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	24,372	May 2020	Morgan Stanley and Company International	—	41,189	41,189
Receive	Sumitomo Mitsui Financial Group, Inc.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	44,400	May 2020	Morgan Stanley and Company International	—	63,181	63,181
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,913	May 2020	Morgan Stanley and Company International	—	11,316	11,316
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	12,601	May 2020	Morgan Stanley and Company International	—	26,378	26,378
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,637	May 2020	Morgan Stanley and Company International	—	2,649	2,649
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	9,465	May 2020	Morgan Stanley and Company International	—	5,073	5,073
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,876	May 2020	Morgan Stanley and Company International	—	10,635	10,635
								$(13,081)	$63,163	$50,082
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

TRLIBOR	Turkish Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$31,137,011	$14,922,583	$16,214,428	—
Consumer discretionary	38,707,703	32,587,904	6,119,799	—
Consumer staples	6,963,385	4,676,910	2,286,475	—
Energy	15,793,636	14,625,576	1,168,060	—
Financials	91,650,298	59,536,966	32,113,332	—
Health care	107,518,258	70,469,256	37,049,002	—
Industrials	41,684,450	17,855,912	23,828,538	—
Information technology	53,706,255	53,706,255	—	—
Materials	8,050,342	6,048,950	2,001,392	—
Real estate	21,705,274	15,582,443	6,122,831	—
Utilities	7,379,352	2,726,340	4,653,012	—
Preferred securities	3,922,907	—	3,922,907	—
Exchange-traded funds	2,055,954	—	2,055,954	—

       42

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	5,808,552	—	5,808,552	—
Warrants	55,941	—	—	$55,941
Purchased options	3,181,393	1,510,249	1,671,144	—
Short-term investments	219,082,551	11,266,965	207,815,586	—
Total investments in securities	$658,403,262	$305,516,309	$352,831,012	$55,941
Derivatives:
Assets
Futures	$137,754	$137,754	—	—
Forward foreign currency contracts	536,607	—	$536,607	—
Swap contracts	18,168,148	—	18,168,148	—
Liabilities
Forward foreign currency contracts	(624,064)	—	(624,064)	—
Written options	(349,169)	(275,660)	(73,509)	—
Swap contracts	(18,463,640)	—	(18,463,640)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2019, the fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2019, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets, manage against anticipated changes in currency exchange rates and as a substitute for securities purchased.

During the period ended January 31, 2019, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to foreign currencies and as a substitute for securities purchased.

       43

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended January 31, 2019, the fund used total return swaps to manage equity exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       44

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q1	01/19
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund.		3/19

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 94.7%		$180,950,659
(Cost $157,182,062)
Brazil 1.5%		2,898,152
Cia de Saneamento do Parana	142,700	2,898,152
Canada 7.3%		13,978,745
Canadian National Railway Company	76,110	6,351,430
TransCanada Corp.	179,347	7,627,315
China 12.0%		22,813,203
China Longyuan Power Group Corp., Ltd., H Shares	8,412,348	6,297,512
China Tower Corp., Ltd., H Shares (A)(B)	32,656,000	7,012,862
ENN Energy Holdings, Ltd.	479,905	4,596,364
Huaneng Renewables Corp., Ltd., H Shares	17,014,474	4,906,465
France 7.1%		13,601,081
Engie SA	407,366	6,530,613
Vinci SA	80,355	7,070,468
Germany 4.8%		9,194,742
E.ON SE	679,858	7,557,556
Innogy SE (B)	38,236	1,637,186
Hong Kong 8.0%		15,212,665
Beijing Enterprises Holdings, Ltd.	1,109,010	6,304,426
CK Infrastructure Holdings, Ltd.	609,923	4,924,447
Guangdong Investment, Ltd.	2,086,106	3,983,792
Italy 5.6%		10,677,028
Enel SpA	1,090,827	6,592,867
Snam SpA	855,263	4,084,161
Japan 4.4%		8,441,330
NTT DOCOMO, Inc.	242,495	5,826,376
Osaka Gas Company, Ltd.	132,079	2,614,954
Spain 4.6%		8,779,753
Iberdrola SA	1,041,644	8,609,683
Iberdrola SA	20,576	170,070
United Kingdom 7.7%		14,725,120
BT Group PLC	1,534,462	4,679,189
National Grid PLC	482,089	5,249,657
Severn Trent PLC	182,526	4,796,274
United States 31.7%		60,628,840
American Tower Corp.	48,473	8,378,073
Avangrid, Inc.	124,640	6,215,797
Berkshire Hathaway, Inc., Class B (B)	27,552	5,663,038
Comcast Corp., Class A	165,633	6,057,199
Edison International	104,936	5,978,204
Equity LifeStyle Properties, Inc.	72,064	7,630,136
NextEra Energy Partners LP (C)	27,103	1,088,456
NextEra Energy, Inc.	33,787	6,047,197
Sempra Energy	56,169	6,570,650
UGI Corp.	122,744	7,000,090

2	JOHN HANCOCK ENDURING ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Securities lending collateral 0.6%			$1,053,490
(Cost $1,053,448)
John Hancock Collateral Trust (D)	2.5450(E)	105,278	1,053,490

	Par value^	Value
Short-term investments 5.4%		$10,400,000
(Cost $10,400,000)
Repurchase agreement 5.4%		10,400,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-19 at 2.550% to be repurchased at $10,400,737 on 2-1-19, collateralized by $10,669,312 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $10,608,069, including interest)	10,400,000	10,400,000
Total investments (Cost $168,635,510) 100.7%		$192,404,149
Other assets and liabilities, net (0.7%)		(1,269,903)
Total net assets 100.0%		$191,134,246

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $1,032,704.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-19.
The fund had the following sector composition as a percentage of net assets on 1-31-19:

Utilities	57.9%
Communication services	12.3%
Real estate	8.4%
Industrials	7.0%
Energy	6.1%
Financials	3.0%
Short-term investments and other	5.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ENDURING ASSETS FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$2,898,152	—	$2,898,152	—
Canada	13,978,745	$13,978,745	—	—
China	22,813,203	—	22,813,203	—
France	13,601,081	—	13,601,081	—
Germany	9,194,742	—	9,194,742	—
Hong Kong	15,212,665	—	15,212,665	—
Italy	10,677,028	—	10,677,028	—
Japan	8,441,330	—	8,441,330	—
Spain	8,779,753	—	8,779,753	—
United Kingdom	14,725,120	—	14,725,120	—
United States	60,628,840	60,628,840	—	—
Securities lending collateral	1,053,490	1,053,490	—	—
Short-term investments	10,400,000	—	10,400,000	—
Total investments in securities	$192,404,149	$75,661,075	$116,743,074	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       4

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	34,271	1,110,192	(1,039,185)	105,278	—	—	$316	$8	$1,053,490

Subsequent event. Effective on March 1, 2019, the fund changed its name to Infrastructure Fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q1	01/19
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		3/19

John Hancock

Value Equity Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 95.7%		$521,392,603
(Cost $463,543,044)
Communication services 1.8%		9,578,634
Media 1.8%
Comcast Corp., Class A	261,926	9,578,634
Consumer discretionary 10.9%		59,134,053
Hotels, restaurants and leisure 5.2%
Aramark	161,411	5,318,492
MGM Resorts International	188,804	5,558,390
Norwegian Cruise Line Holdings, Ltd. (A)	162,749	8,370,181
Royal Caribbean Cruises, Ltd.	77,611	9,317,203
Household durables 1.0%
Lennar Corp., A Shares	108,710	5,155,028
Multiline retail 1.7%
Dollar General Corp.	79,094	9,129,820
Specialty retail 3.0%
Advance Auto Parts, Inc.	49,475	7,876,420
Lowe's Companies, Inc.	87,443	8,408,519
Consumer staples 2.5%		13,563,164
Beverages 1.4%
Coca-Cola European Partners PLC (New York Stock Exchange)	164,115	7,808,592
Tobacco 1.1%
Altria Group, Inc.	31,878	1,573,179
Philip Morris International, Inc.	54,502	4,181,393
Energy 12.5%		68,389,207
Oil, gas and consumable fuels 12.5%
BP PLC, ADR	204,430	8,406,162
Chevron Corp.	70,076	8,034,213
ConocoPhillips	118,910	8,049,018
Hess Corp.	168,689	9,109,206
Kosmos Energy, Ltd. (A)	748,337	3,838,969
Occidental Petroleum Corp.	80,198	5,355,622
Parsley Energy, Inc., Class A (A)(B)	233,216	4,333,153
Phillips 66	80,836	7,712,563
Valero Energy Corp.	83,011	7,290,026
Vermilion Energy, Inc. (B)	255,001	6,260,275
Financials 21.3%		116,299,288
Banks 5.2%
JPMorgan Chase & Co.	104,542	10,820,097
KeyCorp	271,231	4,467,175
U.S. Bancorp	108,958	5,574,291
Wells Fargo & Company	150,351	7,353,667
Capital markets 4.3%
E*TRADE Financial Corp.	160,095	7,470,033
State Street Corp.	102,925	7,297,383
The Bank of New York Mellon Corp.	169,114	8,848,044
Consumer finance 4.5%
American Express Company	95,525	9,810,418
Navient Corp.	387,432	4,416,725
SLM Corp. (A)	944,863	10,119,483
2	JOHN HANCOCK VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	43,973	$9,038,210
Jefferies Financial Group, Inc. (B)	301,756	6,279,542
Insurance 3.4%
American International Group, Inc.	100,977	4,365,236
Fidelity National Financial, Inc.	138,843	5,020,563
Willis Towers Watson PLC	57,415	9,346,588
Thrifts and mortgage finance 1.1%
New York Community Bancorp, Inc.	522,533	6,071,833
Health care 13.6%		74,067,769
Health care equipment and supplies 1.6%
Medtronic PLC	95,479	8,439,389
Health care providers and services 7.7%
Anthem, Inc.	42,327	12,825,081
Cigna Corp.	40,573	8,106,820
CVS Health Corp.	130,393	8,547,261
UnitedHealth Group, Inc.	46,827	12,652,655
Pharmaceuticals 4.3%
Merck & Company, Inc.	68,969	5,133,363
Pfizer, Inc.	224,544	9,531,893
Sanofi, ADR	126,257	5,485,867
Teva Pharmaceutical Industries, Ltd., ADR (A)	168,536	3,345,440
Industrials 11.5%		62,404,723
Aerospace and defense 2.9%
Spirit AeroSystems Holdings, Inc., Class A	95,020	7,924,668
United Technologies Corp.	67,373	7,954,730
Building products 2.2%
Johnson Controls International PLC	181,256	6,121,015
Owens Corning	107,967	5,656,391
Industrial conglomerates 1.7%
General Electric Company	923,794	9,385,747
Machinery 2.5%
Stanley Black & Decker, Inc.	63,757	8,061,435
Wabtec Corp. (B)	75,339	5,210,445
Professional services 1.0%
Nielsen Holdings PLC	213,159	5,473,923
Road and rail 1.2%
AMERCO	18,244	6,616,369
Information technology 10.3%		55,978,890
Semiconductors and semiconductor equipment 6.4%
Broadcom, Inc.	34,236	9,183,807
Marvell Technology Group, Ltd.	289,846	5,370,846
Microchip Technology, Inc. (B)	85,786	6,894,621
QUALCOMM, Inc.	111,885	5,540,545
Texas Instruments, Inc.	76,252	7,677,051
Software 3.1%
Microsoft Corp.	80,485	8,405,049
Oracle Corp.	169,249	8,501,377
Technology hardware, storage and peripherals 0.8%
Hewlett Packard Enterprise Company	282,591	4,405,594
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND	3

	Shares	Value
Materials 5.4%		$29,465,466
Chemicals 5.4%
Air Products & Chemicals, Inc.	54,546	8,966,817
DowDuPont, Inc.	127,183	6,843,717
Linde PLC	54,017	8,805,311
LyondellBasell Industries NV, Class A	55,762	4,849,621
Real estate 2.6%		14,420,586
Equity real estate investment trusts 2.6%
Liberty Property Trust	131,372	6,192,876
MGM Growth Properties LLC, Class A	265,410	8,227,710
Utilities 3.3%		18,090,823
Electric utilities 1.7%
Exelon Corp.	192,153	9,177,227
Multi-utilities 1.6%
Dominion Energy, Inc.	126,902	8,913,596

	Yield (%)	Shares	Value
Securities lending collateral 3.7%			$20,501,607
(Cost $20,496,223)
John Hancock Collateral Trust (C)	2.5450(D)	2,048,788	20,501,607
Short-term investments 4.0%			$21,665,360
(Cost $21,665,360)
Money market funds 4.0%			21,665,360
State Street Institutional Treasury Money Market Fund, Premier Class	2.3126(D)	21,665,360	21,665,360

Total investments (Cost $505,704,627) 103.4%	$563,559,570
Other assets and liabilities, net (3.4%)	(18,645,713)
Total net assets 100.0%	$544,913,857

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $20,065,840.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-19.
The fund had the following country composition as a percentage of net assets on 1-31-19:
United States	89.4%
United Kingdom	6.3%
Ireland	1.5%
Canada	1.2%
France	1.0%
Other countries	0.6%
TOTAL	100.0%
4	JOHN HANCOCK VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,031,820	5,005,878	(3,988,910)	2,048,788	—	—	$521	$5,387	$20,501,607

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q1	01/19
This report is for the information of the shareholders of John Hancock Value Equity Fund.		3/19

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 94.4%		$1,219,700,097
(Cost $1,264,638,402)
Australia 1.1%		14,637,702
Woodside Petroleum, Ltd.	585,194	14,637,702
Belgium 0.8%		10,022,389
Ageas	215,552	10,022,389
Bermuda 3.4%		43,173,716
Everest Re Group, Ltd.	106,354	23,296,844
RenaissanceRe Holdings, Ltd.	144,004	19,876,872
Canada 2.8%		36,540,318
Canadian Natural Resources, Ltd.	289,121	7,760,796
Nutrien, Ltd.	442,915	22,951,855
The Stars Group, Inc. (A)	321,869	5,827,667
Denmark 1.2%		16,005,938
Novo Nordisk A/S, B Shares	341,525	16,005,938
France 10.3%		133,582,805
Capgemini SE	179,156	19,785,141
Cie Generale des Etablissements Michelin SCA	62,006	6,735,209
Danone SA	375,660	27,337,440
Kering SA	26,823	13,452,337
Schneider Electric SE	86,596	6,158,847
Teleperformance	31,587	5,436,152
TOTAL SA (B)	675,506	37,031,998
Vinci SA	200,541	17,645,681
Germany 5.7%		73,898,372
Allianz SE	85,880	18,221,367
E.ON SE	1,399,799	15,560,690
Henkel AG & Company KGaA	212,181	19,448,765
Muenchener Rueckversicherungs-Gesellschaft AG	40,129	8,955,198
Siemens AG	106,672	11,712,352
Hong Kong 3.1%		39,332,719
China Mobile, Ltd.	978,500	10,291,211
CK Hutchison Holdings, Ltd.	2,013,412	20,333,849
Melco Resorts & Entertainment, Ltd., ADR	403,506	8,707,659
Hungary 0.8%		10,842,339
OTP Bank Nyrt	262,822	10,842,339
Ireland 3.4%		44,048,611
AIB Group PLC	1,415,123	6,335,062
Bank of Ireland Group PLC	2,046,977	12,283,038
CRH PLC	883,769	25,430,511
Italy 0.3%		3,789,157
Prysmian SpA	176,377	3,789,157
Japan 22.2%		286,788,170
Asahi Group Holdings, Ltd.	537,100	22,498,819
Daiwa House Industry Company, Ltd.	192,200	6,231,380
Fuji Electric Company, Ltd.	450,600	13,925,768
Haseko Corp.	1,004,300	11,139,036
KH Neochem Company, Ltd.	16,800	395,328
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Kinden Corp.	561,200	$9,218,609
Matsumotokiyoshi Holdings Company, Ltd.	143,200	4,423,765
Nippon Telegraph & Telephone Corp.	562,500	24,180,843
Qol Holdings Company, Ltd.	416,600	6,508,731
Resona Holdings, Inc.	3,726,500	18,828,449
Sanwa Holdings Corp.	737,000	8,468,506
Seven & i Holdings Company, Ltd.	417,100	18,161,777
Shionogi & Company, Ltd.	167,600	10,337,177
Sony Corp.	710,200	35,585,942
Sumitomo Electric Industries, Ltd.	310,500	4,424,111
Sumitomo Mitsui Financial Group, Inc.	620,100	23,068,940
Suzuki Motor Corp.	150,800	7,874,858
Tokio Marine Holdings, Inc.	444,000	21,740,767
Tokuyama Corp.	293,900	6,859,416
Toshiba Corp.	576,300	18,249,525
Ulvac, Inc.	204,600	6,749,140
Zenkoku Hosho Company, Ltd.	225,800	7,917,283
Luxembourg 0.6%		7,307,584
Ternium SA, ADR	240,223	7,307,584
Mexico 0.8%		10,342,120
Cemex SAB de CV, ADR (A)	1,901,125	10,342,120
Netherlands 3.0%		39,254,843
Koninklijke Ahold Delhaize NV	420,015	11,065,757
Royal Dutch Shell PLC, A Shares	909,313	28,189,086
Norway 1.5%		18,829,989
DNB ASA	1,060,891	18,829,989
South Korea 2.0%		25,672,496
Hana Financial Group, Inc.	134,865	4,849,274
KT Corp., ADR	478,150	6,608,033
Samsung Electronics Company, Ltd.	340,940	14,215,189
Switzerland 9.3%		120,081,915
ABB, Ltd.	328,247	6,282,880
Glencore PLC (A)	4,677,531	19,020,343
Novartis AG	304,450	26,578,717
Roche Holding AG	105,947	28,185,684
Swiss Re AG	203,471	19,513,811
UBS Group AG (A)	1,581,376	20,500,480
United Kingdom 19.6%		253,682,641
Aviva PLC	2,552,087	13,879,804
British American Tobacco PLC	269,602	9,503,480
Cairn Energy PLC (A)	2,301,712	5,647,966
Cineworld Group PLC	1,626,149	5,580,820
Coca-Cola European Partners PLC (New York Stock Exchange)	359,471	17,103,630
Equiniti Group PLC (C)	1,935,466	5,258,347
GlaxoSmithKline PLC	1,855,754	36,047,211
HSBC Holdings PLC	2,773,436	23,353,020
Imperial Brands PLC	970,146	32,203,077
Inchcape PLC	511,680	3,850,112
Lloyds Banking Group PLC	34,072,235	25,975,461
Nomad Foods, Ltd. (A)	844,658	15,482,581
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
Persimmon PLC	412,709	$12,874,687
Rio Tinto PLC	117,109	6,478,719
Tullow Oil PLC (A)	2,928,537	7,863,935
Unilever PLC	503,909	26,472,379
Vodafone Group PLC	3,348,761	6,107,412
United States 2.5%		31,866,273
Air Lease Corp.	172,332	6,538,276
GrafTech International, Ltd.	630,478	8,328,614
The Mosaic Company	377,350	12,180,858

Trinseo SA	98,237	4,818,525
Preferred securities 1.3%		$16,984,446
(Cost $16,354,500)
Brazil 0.7%		9,184,434
Petroleo Brasileiro SA	1,307,400	9,184,434
Germany 0.6%		7,800,012
Volkswagen AG	45,730	7,800,012

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$24,065
(Cost $24,058)
John Hancock Collateral Trust (D)	2.5450(E)	2,405	24,065
Short-term investments 4.2%			$54,610,836
(Cost $54,610,836)
Money market funds 4.2%			54,610,836
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3198(E)	54,610,836	54,610,836
Total investments (Cost $1,335,627,796) 99.9%			$1,291,319,444
Other assets and liabilities, net 0.1%			1,648,979
Total net assets 100.0%			$1,292,968,423

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $20,898.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-19.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 1-31-19:

Financials	24.0%
Consumer staples	16.1%
Industrials	10.7%
Consumer discretionary	9.1%
Materials	9.0%
Health care	9.0%
Energy	8.5%
Communication services	4.1%
Information technology	3.5%
Utilities	1.2%
Real estate	0.5%
Short-term investments and other	4.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$14,637,702	—	$14,637,702	—
Belgium	10,022,389	—	10,022,389	—
Bermuda	43,173,716	$43,173,716	—	—
Canada	36,540,318	36,540,318	—	—
Denmark	16,005,938	—	16,005,938	—
France	133,582,805	—	133,582,805	—
Germany	73,898,372	—	73,898,372	—
Hong Kong	39,332,719	8,707,659	30,625,060	—
Hungary	10,842,339	—	10,842,339	—
Ireland	44,048,611	—	44,048,611	—
Italy	3,789,157	—	3,789,157	—
Japan	286,788,170	—	286,788,170	—
Luxembourg	7,307,584	7,307,584	—	—
Mexico	10,342,120	10,342,120	—	—
Netherlands	39,254,843	—	39,254,843	—
Norway	18,829,989	—	18,829,989	—
South Korea	25,672,496	6,608,033	19,064,463	—
Switzerland	120,081,915	—	120,081,915	—

       6

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	253,682,641	32,586,211	221,096,430	—
United States	31,866,273	31,866,273	—	—
Preferred securities	16,984,446	—	16,984,446	—
Securities lending collateral	24,065	24,065	—	—
Short-term investments	54,610,836	54,610,836	—	—
Total investments in securities	$1,291,319,444	$231,766,815	$1,059,552,629	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	11,063,314	(11,060,909)	2,405	—	—	$1,475	$7	$24,065

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	455Q1	01/19
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		3/19

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 89.2%		$1,396,411,732
(Cost $1,272,878,099)
Argentina 1.4%		22,493,055
YPF SA, ADR	1,375,722	22,493,055
Brazil 5.3%		82,735,912
Ambev SA, ADR	2,127,802	10,234,728
Kroton Educacional SA	3,958,800	12,414,896
Lojas Renner SA	1,998,800	24,975,713
Notre Dame Intermedica Participacoes SA (A)	1,466,400	13,504,410
Odontoprev SA	4,818,000	21,606,165
China 28.0%		438,997,966
3SBio, Inc. (B)	15,933,500	26,691,720
Alibaba Group Holding, Ltd., ADR (A)	400,034	67,401,728
Baidu, Inc., ADR (A)	206,655	35,674,853
China Construction Bank Corp., H Shares	31,428,000	28,310,394
CNOOC, Ltd.	23,829,000	39,828,290
Ctrip.com International, Ltd., ADR (A)	492,782	16,409,641
Dali Foods Group Company, Ltd. (B)	31,140,000	21,243,359
Focus Media Information Technology Company Ltd., Class A	18,228,234	14,917,756
Kingdee International Software Group Company, Ltd.	16,378,000	15,829,546
Kweichow Moutai Company, Ltd., Class A	182,526	18,852,718
Ping An Healthcare and Technology Company, Ltd. (A)(B)	2,110,700	9,998,652
Ping An Insurance Group Company of China, Ltd., H Shares	6,634,000	64,585,706
Sinopharm Group Company, Ltd., H Shares	3,579,600	15,997,507
Tencent Holdings, Ltd.	1,064,300	47,376,907
Tencent Music Entertainment Group, ADR (A)	763,376	11,412,471
Wise Talent Information Technology Company Ltd. (A)	1,337,800	4,466,718
Hong Kong 10.5%		164,797,949
AIA Group, Ltd.	7,330,800	66,193,558
China Resources Beer Holdings Company, Ltd.	7,254,000	25,495,994
Hong Kong Exchanges & Clearing, Ltd.	769,800	24,086,367
Nine Dragons Paper Holdings, Ltd.	10,528,000	10,759,462
Pacific Basin Shipping, Ltd.	74,585,000	14,810,217
Techtronic Industries Company, Ltd.	4,017,500	23,452,351
India 8.8%		138,094,944
Colgate-Palmolive India, Ltd.	687,568	12,402,652
HDFC Bank, Ltd.	661,430	19,292,850
Housing Development Finance Corp., Ltd.	855,413	23,140,202
ICICI Bank, Ltd.	3,842,293	19,751,718
ICICI Bank, Ltd., ADR	296,769	3,030,011
ITC, Ltd.	5,609,579	21,974,283
Reliance Industries, Ltd.	1,345,351	23,267,355
UltraTech Cement, Ltd.	307,306	15,235,873
Indonesia 3.3%		52,047,693
Astra International Tbk PT	33,538,900	20,346,439
Bank Central Asia Tbk PT	9,701,300	19,624,895
Telekomunikasi Indonesia Persero Tbk PT	43,272,200	12,076,359
Macau 1.4%		22,175,169
Sands China, Ltd.	4,622,400	22,175,169
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico 0.9%		$13,473,404
Fomento Economico Mexicano SAB de CV	1,480,700	13,473,404
Peru 2.1%		32,975,594
Credicorp, Ltd.	135,825	32,975,594
Philippines 1.2%		18,777,485
Bank of the Philippine Islands	10,727,620	18,777,485
Russia 4.4%		68,670,044
LUKOIL PJSC, ADR	280,297	22,479,819
Mail.Ru Group, Ltd., GDR (A)	532,143	13,127,944
Sberbank of Russia PJSC, ADR	1,897,746	25,771,391
Yandex NV, Class A (A)	217,120	7,290,890
South Africa 4.0%		61,723,364
FirstRand, Ltd.	4,888,765	25,689,360
Naspers, Ltd., N Shares	155,773	36,034,004
South Korea 7.0%		108,855,056
Hana Financial Group, Inc.	222,117	7,986,555
LG Household & Health Care, Ltd.	28,289	32,186,552
NAVER Corp.	169,890	20,826,058
SK Hynix, Inc.	424,146	28,362,524
S-Oil Corp.	207,021	19,493,367
Taiwan 6.8%		106,116,755
ASE Technology Holding Company, Ltd. (A)	7,478,000	15,039,275
LandMark Optoelectronics Corp.	2,845,000	24,777,347
Taiwan Semiconductor Manufacturing Company, Ltd.	4,395,000	32,601,980
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	895,751	33,698,153
United Kingdom 3.2%		49,859,456
Anglo American PLC	1,172,484	29,963,676
Mondi PLC	822,716	19,895,780
United States 0.9%		14,617,886

Samsonite International SA (A)(B)	4,915,200	14,617,886
Preferred securities 7.7%		$121,391,027
(Cost $88,499,853)
Brazil 2.9%		46,282,254
Itau Unibanco Holding SA	4,350,659	46,282,254
South Korea 4.8%		75,108,773
Samsung Electronics Company, Ltd.	2,216,539	75,108,773

	Yield (%)	Shares	Value
Short-term investments 3.9%			$61,127,779
(Cost $61,127,779)
Money market funds 3.9%			61,127,779
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2329(C)	61,127,779	61,127,779
Total investments (Cost $1,422,505,731) 100.8%			$1,578,930,538
Other assets and liabilities, net (0.8%)			(13,291,213)
Total net assets 100.0%			$1,565,639,325

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
The fund had the following sector composition as a percentage of net assets on 1-31-19:

Financials	27.0%
Information technology	15.4%
Consumer discretionary	12.9%
Communication services	12.0%
Consumer staples	10.0%
Energy	8.1%
Health care	5.6%
Materials	4.9%
Industrials	1.0%
Short-term investments and other	3.1%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$22,493,055	$22,493,055	—	—
Brazil	82,735,912	10,234,728	$72,501,184	—
China	438,997,966	130,898,693	308,099,273	—
Hong Kong	164,797,949	—	164,797,949	—
India	138,094,944	3,030,011	135,064,933	—
Indonesia	52,047,693	—	52,047,693	—
Macau	22,175,169	—	22,175,169	—
Mexico	13,473,404	13,473,404	—	—
Peru	32,975,594	32,975,594	—	—
Philippines	18,777,485	—	18,777,485	—
Russia	68,670,044	55,542,100	13,127,944	—
South Africa	61,723,364	—	61,723,364	—
South Korea	108,855,056	—	108,855,056	—
Taiwan	106,116,755	33,698,153	72,418,602	—
United Kingdom	49,859,456	—	49,859,456	—
United States	14,617,886	—	14,617,886	—
Preferred securities	121,391,027	—	121,391,027	—
Short-term investments	61,127,779	61,127,779	—	—
Total investments in securities	$1,578,930,538	$363,473,517	$1,215,457,021	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q1	01/19
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		3/19

John Hancock

Global Focused Strategies Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 18.1%					$5,671,178
(Cost $5,537,878)
Brazil 7.9%					2,489,823
Federative Republic of Brazil
Bill (A)	6.504	07-01-20	BRL	6,139,000	1,537,569
Bill (A)	7.200	07-01-21	BRL	4,118,000	952,254
Greece 10.2%					3,181,355
Republic of Greece
Bond	3.500	01-30-23	EUR	1,276,000	1,496,934

Bond (B)	4.375	08-01-22	EUR	1,394,000	1,684,421
Corporate bonds 19.1%					$5,963,251
(Cost $6,037,825)
Argentina 0.8%					244,063
Cablevision SA	6.500	06-15-21		250,000	244,063
Brazil 1.0%					300,248
Petrobras Global Finance BV	4.375	05-20-23		301,000	300,248
Cayman Islands 0.8%					259,243
MAF Global Securities, Ltd. (5.500% to 9-7-22, then 5 Year U.S. Swap Rate + 3.476%) (C)	5.500	09-07-22		270,000	259,243
Colombia 0.9%					267,179
Bancolombia SA (4.875% to 10-18-22, then 5 Year CMT + 2.929%)	4.875	10-18-27		270,000	267,179
Denmark 0.5%					172,463
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate + 4.640%) (C)	5.750	04-06-20	EUR	152,000	172,463
France 0.5%					167,653
Credit Agricole SA (6.500% to 6-23-21, then 5 Year Euro Swap Rate + 5.120%) (C)	6.500	06-23-21	EUR	137,000	167,653
Germany 0.8%					235,104
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (C)	7.625	04-30-20	EUR	200,000	235,104
Guatemala 0.9%					268,670
Comunicaciones Celulares SA	6.875	02-06-24		260,000	268,670
Hong Kong 1.7%					527,679
China Resources Gas Group, Ltd.	4.500	04-05-22		260,000	266,186
Shimao Property Holdings, Ltd.	8.375	02-10-22		250,000	261,493
Ireland 0.8%					250,164
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (C)	7.375	06-18-20	EUR	206,000	250,164
Kazakhstan 0.9%					268,749
KazMunayGas National Company JSC	3.875	04-19-22		270,000	268,749
Mexico 2.2%					686,562
Grupo Posadas SAB de CV	7.875	06-30-22		200,000	197,924
Petroleos Mexicanos	3.500	01-30-23		270,000	247,388
Unifin Financiera SAB	7.250	09-27-23		250,000	241,250
Netherlands 1.9%					607,852
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (C)	5.750	09-22-20	EUR	200,000	237,792
Metinvest BV	7.750	04-23-23		200,000	190,465
2	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Netherlands (continued)
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		190,000	$179,595
Russia 0.9%					274,174
Gazprom OAO	6.510	03-07-22		260,000	274,174
Spain 0.6%					200,220
CaixaBank SA (5.250% to 3-23-26, then 5 Year Euro Swap Rate + 4.504%) (C)	5.250	03-23-26	EUR	200,000	200,220
Sweden 0.6%					199,250
Swedbank AB (5.500% to 3-17-20 5 Year U.S. Swap Rate + 3.767%) (C)	5.500	03-17-20		200,000	199,250
Switzerland 0.8%					247,535
UBS Group Funding Switzerland AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (C)	5.750	02-19-22	EUR	200,000	247,535
Turkey 0.9%					268,591
Turk Telekomunikasyon AS	3.750	06-19-19		270,000	268,591
United Arab Emirates 0.8%					262,937
Oztel Holdings SPC, Ltd.	5.625	10-24-23		270,000	262,937
United Kingdom 0.8%					254,915
Liquid Telecommunications Financing PLC	8.500	07-13-22		250,000	254,915

	Contracts/Notional amount	Value
Purchased options 3.3%		$1,044,959
(Cost $940,251)
Calls 1.7%		538,698
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 3.221% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10-4-33; Strike Rate: 3.221%; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,280,000	481,543
Over the Counter Option on the EUR vs. GBP (Expiration Date: 8-13-19; Strike Price: EUR 0.91; Counterparty: Deutsche Bank AG) (D)(E)	3,230,000	57,155
Puts 1.6%		506,261
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.221% (Expiration Date: 10-4-33; Strike Rate: 3.221%; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,280,000	319,362
Over the Counter Option on Taiwan SE Weighted Index (Expiration Date: 2-21-19; Strike Price: TWD 9,685.25; Counterparty: Goldman Sachs) (D)(E)	2,062	3,165
Over the Counter Option on the EUR vs. GBP (Expiration Date: 8-13-19; Strike Price: EUR 0.91; Counterparty: Deutsche Bank AG) (D)(E)	3,230,000	183,734

	Shares	Value
Common stocks 1.0%		$310,000
(Cost $291,057)
China 1.0%		310,000
Alibaba Group Holding, Ltd., ADR (D)	740	124,680
Baidu, Inc., ADR (D)	171	29,520
Tencent Holdings, Ltd.	3,500	155,800

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 53.9%				$16,843,776
(Cost $16,843,478)
Certificate of deposit 1.6%				500,117
Credit Suisse Group AG	2.660	04-15-19	500,000	500,117
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	3

	Yield* (%)	Maturity date	Par value^	Value
Time deposits 18.6%				$5,817,452
BNP Paribas SA	2.320	02-01-19	1,214,668	1,214,668
Credit Agricole SA	2.250	02-01-19	960,001	960,001
KBC Bank NV	2.370	02-01-19	1,267,279	1,267,279
Natixis SA	2.390	02-01-19	1,263,966	1,263,966
Sumitomo Mitsui Banking Corp.	2.300	02-01-19	1,111,538	1,111,538
U.S. Government 16.0%				4,988,090
U.S. Treasury Bill	2.330	02-07-19	3,000,000	2,998,868
U.S. Treasury Bill	2.370	04-25-19	2,000,000	1,989,222

	Yield (%)	Shares	Value
Money market funds 17.7%			5,538,117
Federated Government Obligations Fund, Institutional Class	2.2514(F)	5,538,117	5,538,117
Total investments (Cost $29,650,489) 95.4%			$29,833,164
Other assets and liabilities, net 4.6%			1,425,989
Total net assets 100.0%			$31,259,153

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing security.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 1-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 1-31-19:
Foreign government obligations	18.1%
Financials	7.0%
Communication services	4.8%
Energy	3.6%
Purchased options	3.3%
Consumer discretionary	1.8%
Utilities	0.9%
Real estate	0.8%
Health care	0.6%
Materials	0.6%
Short-term investments and other	58.5%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	38	Long	Apr 2019	$4,286,281	$4,365,250	$78,969
Euro STOXX 50 Index Dividend Futures	137	Long	Dec 2022	1,738,666	1,699,818	(38,848)
FTSE 250 Index Futures	20	Long	Mar 2019	907,491	981,950	74,459
Hang Seng China Enterprises Index Futures	20	Long	Feb 2019	1,385,922	1,421,097	35,175
Mini MSCI Emerging Markets Index Futures	23	Long	Mar 2019	1,224,186	1,223,485	(701)
MSCI India Index Futures	19	Long	Mar 2019	1,203,574	1,205,369	1,795
S&P 500 Index E-Mini Futures	12	Long	Mar 2019	1,543,073	1,621,650	78,577
Euro-BOBL Futures	16	Short	Mar 2019	(2,420,136)	(2,435,336)	(15,200)
						$214,226
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	4,077,400	USD	99,655	Citigroup	3/7/2019	$6,384	—
ARS	3,472,000	USD	83,042	Morgan Stanley & Company, Inc.	4/25/2019	2,661	—
AUD	120,000	USD	87,053	Citigroup	2/13/2019	186	—
AUD	809,000	USD	570,470	JPMorgan Chase & Co.	2/26/2019	17,775	—
AUD	130,000	USD	93,271	Societe Generale Paris	3/7/2019	1,267	—
BRL	1,920,420	USD	495,260	Citigroup	3/7/2019	30,398	—
BRL	426,900	USD	113,656	JPMorgan Chase & Co.	4/25/2019	2,761	—
CAD	1,283,800	USD	971,217	JPMorgan Chase & Co.	3/7/2019	6,487	—
CHF	51,283	USD	51,450	JPMorgan Chase & Co.	2/22/2019	202	—
CNY	1,070,000	USD	158,683	HSBC	2/13/2019	912	—
COP	1,098,140,000	USD	338,280	Barclays Capital	3/7/2019	14,962	—
COP	350,700,000	USD	111,015	Citigroup	4/25/2019	1,569	—
CZK	2,145,100	USD	94,500	JPMorgan Chase & Co.	3/7/2019	894	—
CZK	586,000	USD	26,237	Citigroup	4/23/2019	—	$(136)
EUR	579,960	USD	663,509	Morgan Stanley & Company, Inc.	2/22/2019	1,252	—
GBP	159,570	USD	205,978	Nomura Securities	2/22/2019	3,493	—
GBP	328,343	USD	420,038	Societe Generale Paris	2/22/2019	10,985	—
GBP	726,700	USD	930,691	Societe Generale Paris	3/7/2019	23,862	—
HUF	77,148,000	USD	273,225	JPMorgan Chase & Co.	3/7/2019	6,873	—
HUF	20,850,000	USD	74,111	Citigroup	4/23/2019	1,867	—
IDR	9,375,400,000	USD	649,491	Barclays Capital	3/6/2019	21,859	—
IDR	3,310,000,000	USD	229,847	Citigroup	4/25/2019	5,507	—
INR	23,300,000	USD	330,586	Citigroup	2/26/2019	—	(3,206)
INR	16,183,000	USD	229,514	Barclays Capital	3/7/2019	—	(2,224)
INR	5,774,000	USD	80,112	Citigroup	4/25/2019	438	—
JPY	328,300,000	USD	2,932,477	JPMorgan Chase & Co.	3/18/2019	91,401	—
MXN	11,476,200	USD	556,458	JPMorgan Chase & Co.	3/7/2019	41,050	—
MXN	1,823,000	USD	94,528	JPMorgan Chase & Co.	4/23/2019	—	(315)
MYR	783,790	USD	187,218	Morgan Stanley & Company, Inc.	3/7/2019	4,819	—
MYR	224,500	USD	54,636	Barclays Capital	4/25/2019	395	—
PEN	568,320	USD	167,429	Citigroup	3/7/2019	3,206	—
PEN	145,300	USD	43,438	Citigroup	4/25/2019	113	—
RON	923,160	USD	225,301	JPMorgan Chase & Co.	3/7/2019	—	(2,386)
RON	247,900	USD	60,375	Morgan Stanley & Company, Inc.	4/23/2019	—	(577)
RUB	20,054,000	USD	297,255	Barclays Capital	3/7/2019	8,246	—
RUB	5,726,000	USD	84,951	BNP Paribas	4/25/2019	1,391	—
THB	12,584,400	USD	383,977	Citigroup	3/7/2019	19,096	—
THB	3,302,000	USD	104,538	Citigroup	4/23/2019	1,374	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	5

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	969,980	USD	178,282	Citigroup	3/7/2019	$6,419	—
TRY	681,100	USD	119,440	Citigroup	4/24/2019	6,854	—
USD	87,628	AUD	120,000	JPMorgan Chase & Co.	2/13/2019	389	—
USD	1,465,730	AUD	2,021,000	BNP Paribas	2/26/2019	—	$(3,792)
USD	1,458,140	AUD	2,000,000	JPMorgan Chase & Co.	2/26/2019	3,888	—
USD	928,016	AUD	1,267,000	JPMorgan Chase & Co.	3/7/2019	6,629	—
USD	35,183	AUD	48,900	Societe Generale Paris	3/7/2019	—	(378)
USD	290,860	AUD	404,000	Morgan Stanley & Company, Inc.	4/23/2019	—	(3,129)
USD	601,879	BRL	2,319,040	Citigroup	3/18/2019	—	(32,296)
USD	90,928	BRL	343,000	BNP Paribas	3/26/2019	—	(2,806)
USD	825,336	BRL	3,228,963	Barclays Capital	3/26/2019	—	(57,068)
USD	98,243	BRL	360,000	BNP Paribas	4/17/2019	21	—
USD	518,965	BRL	1,984,681	BNP Paribas	4/25/2019	—	(22,263)
USD	257,430	BRL	966,926	JPMorgan Chase & Co.	4/25/2019	—	(6,254)
USD	967,333	CAD	1,283,800	JPMorgan Chase & Co.	3/7/2019	—	(10,371)
USD	153,010	CNY	1,070,000	HSBC	2/13/2019	—	(6,585)
USD	87,852	CNY	590,000	BNP Paribas	4/17/2019	—	(79)
USD	158,214	CNY	1,070,000	HSBC	5/23/2019	—	(1,138)
USD	5,726,397	EUR	5,005,000	JPMorgan Chase & Co.	2/22/2019	—	(10,435)
USD	633,749	EUR	552,300	JPMorgan Chase & Co.	3/7/2019	35	—
USD	581,160	EUR	505,000	BNP Paribas	4/23/2019	—	(782)
USD	139,601	GBP	110,000	BNP Paribas	2/22/2019	—	(4,798)
USD	88,375	GBP	68,000	Nomura Securities	2/22/2019	—	(890)
USD	349,451	GBP	271,652	Societe Generale Paris	2/22/2019	—	(7,153)
USD	933,865	GBP	726,700	JPMorgan Chase & Co.	3/7/2019	—	(20,689)
USD	273,754	GBP	213,900	BNP Paribas	4/17/2019	—	(7,841)
USD	149,690	HKD	1,170,000	Citigroup	4/17/2019	179	—
USD	306,696	HKD	2,400,000	Morgan Stanley & Company, Inc.	4/17/2019	7	—
USD	1,508,965	INR	108,570,000	BNP Paribas	2/26/2019	—	(16,510)
USD	88,521	INR	6,310,000	Societe Generale Paris	4/16/2019	384	—
USD	783,140	JPY	84,100,000	RBC Dominion Securities	3/18/2019	8,519	—
USD	1,236,304	KRW	1,380,000,000	JPMorgan Chase & Co.	3/7/2019	—	(5,302)
USD	143,829	KRW	160,000,000	Morgan Stanley & Company, Inc.	3/7/2019	—	(125)
USD	182,436	KRW	204,000,000	RBC Dominion Securities	3/7/2019	—	(1,106)
USD	925,774	NOK	7,883,000	JPMorgan Chase & Co.	3/7/2019	—	(10,174)
USD	47,862	NOK	404,000	Societe Generale Paris	3/7/2019	—	(105)
USD	255,476	NOK	2,170,000	JPMorgan Chase & Co.	4/23/2019	—	(2,703)
USD	1,240,142	TWD	38,100,000	Societe Generale Paris	3/7/2019	—	(3,186)
USD	201,276	TWD	6,160,000	BNP Paribas	4/17/2019	—	(291)
USD	84,981	TWD	2,600,000	Deutsche Bank AG	4/17/2019	—	(95)
ZAR	5,728,600	USD	412,937	JPMorgan Chase & Co.	3/7/2019	17,527	—
ZAR	2,063,000	USD	149,110	Morgan Stanley & Company, Inc.	4/23/2019	5,009	—
						$389,545	$(247,188)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Citibank N.A.	S&P/ASX 200 Index	AUD	5,865.00	Mar 2019	257	257	$10,921	$(10,921)
Deutsche Bank AG	Swiss Market Index	CHF	8,950.00	Mar 2019	57	57	6,935	(6,935)
Goldman Sachs	OMX Stockholm 30 Index	SEK	1,508.00	Mar 2019	6,520	6,520	16,573	(16,573)
Goldman Sachs	Taiwan SE Weighted Index	TWD	9,685.25	Feb 2019	2,062	2,062	12,701	(19,155)
6	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Merrill Lynch	Nikkei 225 Index	JPY	20,760.00	Mar 2019	2,730	2,730	$9,223	$(9,223)
Merrill Lynch	S&P 500 Index	USD	2,704.10	Mar 2019	195	195	7,779	(7,779)
							$64,132	$(70,586)
Puts
Citibank N.A.	S&P/ASX 200 Index	AUD	5,865.00	Mar 2019	257	257	$16,066	$(16,066)
Deutsche Bank AG	Swiss Market Index	CHF	8,950.00	Mar 2019	57	57	7,050	(7,050)
Goldman Sachs	OMX Stockholm 30 Index	SEK	1,508.00	Mar 2019	6,520	6,520	18,014	(18,014)
Merrill Lynch	Nikkei 225 Index	JPY	20,760.00	Mar 2019	2,730	2,730	9,073	(9,073)
Merrill Lynch	S&P 500 Index	USD	2,704.10	Mar 2019	195	195	7,929	(7,929)
							$58,132	$(58,132)
							$122,264	$(128,718)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	26,200,000	CAD	3 month CDOR	Fixed 1.843%	Semi-Annual	Semi-Annual	Dec 2019	—	$(69,360)	$(69,360)
Centrally cleared	167,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	25,289	25,289
Centrally cleared	3,690,000	CAD	3 month CDOR	Fixed 2.278%	Semi-Annual	Semi-Annual	Apr 2020	—	3,877	3,877
Centrally cleared	25,400,000	SEK	Fixed -0.117%	3 month STIBOR	Annual	Quarterly	Apr 2020	—	5,705	5,705
Centrally cleared	5,590,000	CAD	3 month CDOR	Fixed 2.440%	Semi-Annual	Semi-Annual	Aug 2020	—	23,838	23,838
Centrally cleared	49,400,000	SEK	Fixed -0.140%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	9,357	9,357
Centrally cleared	18,700,000	USD	3 month LIBOR	Fixed 2.804%	Semi-Annual	Quarterly	Dec 2020	—	61,035	61,035
Centrally cleared	5,070,000	CAD	Fixed 2.235%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	38,401	38,401
Centrally cleared	630,000	CAD	3 month CDOR	Fixed 2.235%	Semi-Annual	Semi-Annual	Dec 2027	$(17,317)	12,545	(4,772)
Centrally cleared	3,800,000	SEK	Fixed 1.048%	3 month STIBOR	Annual	Quarterly	Dec 2027	5,577	(12,238)	(6,661)
Centrally cleared	31,500,000	SEK	3 month STIBOR	Fixed 1.048%	Annual	Quarterly	Dec 2027	—	55,216	55,216
Centrally cleared	332,000	CAD	Fixed 2.735%	3 month CDOR	Semi-Annual	Semi-Annual	Apr 2028	—	(8,152)	(8,152)
Centrally cleared	1,510,000	SEK	3 month STIBOR	Fixed 1.322%	Annual	Quarterly	Apr 2028	—	7,633	7,633
Centrally cleared	1,070,000	CAD	Fixed 2.683%	3 month CDOR	Semi-Annual	Semi-Annual	Aug 2028	—	(23,658)	(23,658)
Centrally cleared	7,670,000	SEK	3 month STIBOR	Fixed 1.115%	Annual	Quarterly	Aug 2028	—	17,938	17,938
Centrally cleared	3,690,000	USD	Fixed 2.794%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2028	—	(45,393)	(45,393)
Centrally cleared	5,450,000	EUR	6 month EURIBOR	Fixed 1.301%	Annual	Semi-Annual	Jan 2029	—	28,807	28,807
Centrally cleared	5,450,000	EUR	6 month EURIBOR	Fixed 1.345%	Annual	Semi-Annual	Jan 2029	—	42,196	42,196
Centrally cleared	2,020,000	USD	Fixed 3.221%	3 month LIBOR	Semi-Annual	Quarterly	Oct 2048	—	(62,052)	(62,052)
Centrally cleared	606,000	USD	Fixed 2.868%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2048	—	(401)	(401)
								$(11,740)	$110,583	$98,843

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	546,840	USD	$ 546,840	5.000%	Quarterly	Dec 2023	$ (30,804)	$ (5,546)	$ (36,350)
				$546,840				$(30,804)	$(5,546)	$(36,350)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	7

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	4.494%	5,431,160	USD	$ 5,431,160	5.000%	Quarterly	Dec 2023	$ 366,502	$ (5,481)	$ 361,021
Centrally cleared	ITRAXX.EU.30	3.549%	2,752,781	EUR	3,154,544	5.000%	Quarterly	Dec 2023	211,456	73,857	285,313
					$8,585,704				$577,958	$68,376	$646,334

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	24,671	Sep 2019	BNP Paribas	—	$590	$590
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	72,149	Sep 2019	BNP Paribas	—	243	243
Pay	Tesco PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	62,362	Sep 2019	BNP Paribas	—	522	522
Pay	Sports Direct International PLC	1 month GBP LIBOR - 0.10%	Monthly	GBP	35,828	Jan 2020	BNP Paribas	—	(224)	(224)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.15%	Monthly	AUD	431,932	May 2019	Citibank N.A.	—	2,870	2,870
Pay	Bank of Queensland, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	30,852	May 2019	Citibank N.A.	—	215	215
Pay	Bank of Queensland, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	16,385	May 2019	Citibank N.A.	—	114	114
Pay	Bank of Queensland, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	68,701	May 2019	Citibank N.A.	—	479	479
Pay	Bendigo & Adelaide Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	8,965	May 2019	Citibank N.A.	—	41	41
Pay	Bendigo & Adelaide Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	50,135	May 2019	Citibank N.A.	—	232	232
Pay	Bendigo & Adelaide Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	57,409	May 2019	Citibank N.A.	—	265	265
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.15%	Monthly	AUD	480,050	May 2019	Citibank N.A.	—	8,808	8,808
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	435,100	May 2019	Citibank N.A.	—	9,148	9,148
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	27,975	May 2019	Citibank N.A.	—	(1,283)	(1,283)
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	49,947	May 2019	Citibank N.A.	—	(2,291)	(2,291)
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	58,719	May 2019	Citibank N.A.	—	(2,694)	(2,694)
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	66,319	May 2019	Citibank N.A.	—	(3,043)	(3,043)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.15%	Monthly	AUD	396,955	May 2019	Citibank N.A.	—	12,180	12,180
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.15%	Monthly	AUD	40,566	May 2019	Citibank N.A.	—	1,245	1,245
Pay	Pets at Home Group PLC	1 month GBP LIBOR - 0.50%	Monthly	GBP	12,036	Jan 2020	Goldman Sachs	—	(1,920)	(1,920)
Pay	Pets at Home Group PLC	1 month GBP LIBOR - 0.50%	Monthly	GBP	5,970	Jan 2020	Goldman Sachs	—	(952)	(952)
Pay	Pets at Home Group PLC	1 month GBP LIBOR - 0.50%	Monthly	GBP	15,181	Jan 2020	Goldman Sachs	—	(2,421)	(2,421)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	5,740	Apr 2019	HSBC	—	(165)	(165)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	6,344	Apr 2019	HSBC	—	(217)	(217)
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	76,876	Apr 2019	HSBC	—	1,836	1,836
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	58,916	Apr 2019	HSBC	—	197	197
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	8,958	Apr 2019	HSBC	—	762	762
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	48,663	Apr 2019	HSBC	—	(988)	(988)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	27,787	Jul 2019	HSBC	—	234	234
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	33,517	Jul 2019	HSBC	—	4,788	4,788
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	24,265	Jul 2019	HSBC	—	1,537	1,537
Pay	Next PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	87,968	Jul 2019	HSBC	—	(18,464)	(18,464)
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	12,186	Jul 2019	HSBC	—	(2,627)	(2,627)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	66,254	Sep 2019	Societe Generale Paris	—	(3,872)	(3,872)
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	28,933	Sep 2019	Societe Generale Paris	—	(950)	(950)
Receive	MSCI EM Information Technology Net Total Return Index	1 month USD LIBOR - 0.55%	Monthly	USD	393,994	Jul 2019	Goldman Sachs	—	694	694
								—	$4,889	$4,889
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
8	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	7,240,000	GBP	$9,218,350	Fixed 3.390%	GBP - Non-Revised RPI	At Maturity	At Maturity	Nov 2021	—	$(25,002)	$(25,002)
Centrally cleared	3,360,000	GBP	4,237,609	Fixed 3.610%	GBP - Non-Revised RPI	At Maturity	At Maturity	Dec 2021	—	(41,250)	(41,250)
Centrally cleared	7,240,000	GBP	9,218,350	GBP - Non-Revised RPI	Fixed 3.500%	At Maturity	At Maturity	Nov 2024	—	51,538	51,538
Centrally cleared	3,360,000	GBP	4,237,609	GBP - Non-Revised RPI	Fixed 3.710%	At Maturity	At Maturity	Dec 2024	—	85,747	85,747
			$26,911,918						—	$71,033	$71,033

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$5,671,178	—	$5,671,178	—
Corporate bonds	5,963,251	—	5,963,251	—
Purchased options	1,044,959	—	1,044,959	—
Common stocks	310,000	$154,200	155,800	—
Short-term investments	16,843,776	5,538,117	11,305,659	—
Total investments in securities	$29,833,164	$5,692,317	$24,140,847	—
Derivatives:
Assets
Futures	$268,975	$157,546	$111,429	—
Forward foreign currency contracts	389,545	—	389,545	—
Swap contracts	1,149,911	—	1,149,911	—
Liabilities

       10

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	(54,749)	(54,749)	—	—
Forward foreign currency contracts	(247,188)	—	(247,188)	—
Written options	(128,718)	—	(128,718)	—
Swap contracts	(365,162)	—	(365,162)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2019, the fund used futures contracts to gain exposure to certain securities markets and to foreign bond markets, maintain diversity of the fund and manage exposure to equity volatility.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap.

During the period ended January 31, 2019, the fund used purchased options to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets, manage duration of the fund and to maintain diversity of the fund.

During the period ended January 31, 2019, the fund wrote option contracts to gain exposure to foreign currency and certain securities markets, to maintain diversity of the fund and to manage against anticipated changes in currency exchange rates and securities markets.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk,

       11

market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended January 31, 2019, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended January 31, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended January 31, 2019, to take a long position in the exposure of the benchmark credit.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended January 31, 2019, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended January 31, 2019, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	462Q1	01/19
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund.		3/19

John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 99.0%		$22,926,797
(Cost $19,474,114)
Communication services 7.2%		1,660,591
Diversified telecommunication services 1.7%
Verizon Communications, Inc.	7,173	394,945
Interactive media and services 4.0%
Alphabet, Inc., Class A (A)	815	917,600
Media 1.5%
Omnicom Group, Inc.	4,469	348,046
Consumer discretionary 10.7%		2,486,220
Auto components 0.7%
BorgWarner, Inc.	3,998	163,518
Hotels, restaurants and leisure 1.6%
Starbucks Corp.	5,605	381,925
Household durables 1.0%
Newell Brands, Inc.	10,410	220,796
Internet and direct marketing retail 1.0%
Booking Holdings, Inc. (A)	126	230,934
Multiline retail 1.3%
Target Corp.	4,288	313,024
Specialty retail 3.0%
The Home Depot, Inc.	1,858	340,999
The TJX Companies, Inc.	6,984	347,314
Textiles, apparel and luxury goods 2.1%
Lululemon Athletica, Inc. (A)	1,497	221,272
NIKE, Inc., Class B	3,254	266,438
Consumer staples 5.5%		1,281,720
Food and staples retailing 1.7%
Costco Wholesale Corp.	1,623	348,344
United Natural Foods, Inc. (A)	4,627	60,614
Food products 1.4%
McCormick & Company, Inc.	2,657	328,511
Household products 1.0%
The Procter & Gamble Company	2,328	224,582
Personal products 1.4%
Unilever NV	5,974	319,669
Energy 4.6%		1,068,230
Energy equipment and services 0.7%
Core Laboratories NV	2,391	161,297
Oil, gas and consumable fuels 3.9%
EOG Resources, Inc.	3,379	335,197
Marathon Petroleum Corp.	4,359	288,827
ONEOK, Inc.	4,406	282,909
Financials 13.3%		3,072,421
Banks 7.9%
Bank of America Corp.	19,120	544,346
East West Bancorp, Inc.	5,566	280,081
First Republic Bank	3,857	372,702
2	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	16,753	$275,922
The PNC Financial Services Group, Inc.	2,854	350,100
Capital markets 1.4%
The Bank of New York Mellon Corp.	5,996	313,711
Insurance 4.0%
Aflac, Inc.	7,134	340,292
Chubb, Ltd.	2,814	374,403
Reinsurance Group of America, Inc.	1,529	220,864
Health care 15.1%		3,492,713
Biotechnology 1.3%
Celgene Corp. (A)	3,309	292,714
Health care equipment and supplies 2.6%
Becton, Dickinson and Company	1,050	261,933
Medtronic PLC	3,888	343,660
Health care providers and services 4.6%
Cigna Corp.	2,108	421,199
CVS Health Corp.	2,414	158,238
LHC Group, Inc. (A)	1,750	185,028
Quest Diagnostics, Inc.	3,464	302,580
Life sciences tools and services 4.0%
Illumina, Inc. (A)	752	210,402
IQVIA Holdings, Inc. (A)	2,775	358,003
Waters Corp. (A)	1,497	346,136
Pharmaceuticals 2.6%
Johnson & Johnson	1,356	180,456
Merck & Company, Inc.	5,809	432,364
Industrials 10.0%		2,324,932
Aerospace and defense 1.1%
Hexcel Corp.	3,763	254,793
Building products 0.8%
Johnson Controls International PLC	5,276	178,171
Construction and engineering 0.7%
Quanta Services, Inc.	5,025	177,584
Electrical equipment 2.6%
ABB, Ltd., ADR	10,418	199,505
Acuity Brands, Inc.	1,042	125,988
Eaton Corp. PLC	3,747	285,709
Machinery 3.5%
The Middleby Corp. (A)	2,134	251,001
Wabtec Corp.	3,191	220,690
Xylem, Inc.	4,728	336,917
Road and rail 1.3%
J.B. Hunt Transport Services, Inc.	2,752	294,574
Information technology 21.2%		4,919,109
Electronic equipment, instruments and components 1.9%
IPG Photonics Corp. (A)	1,082	143,906
Trimble, Inc. (A)	7,862	296,083
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
IT services 4.2%
Mastercard, Inc., Class A	2,493	$526,347
PayPal Holdings, Inc. (A)	5,087	451,522
Semiconductors and semiconductor equipment 4.9%
Analog Devices, Inc.	3,865	382,094
First Solar, Inc. (A)	3,888	196,694
Maxim Integrated Products, Inc.	4,147	225,058
Xilinx, Inc.	2,869	321,156
Software 8.9%
Adobe, Inc. (A)	1,317	326,379
ANSYS, Inc. (A)	1,317	216,449
Blackbaud, Inc.	1,819	130,240
LogMeIn, Inc.	2,250	209,295
Microsoft Corp.	5,935	619,792
Palo Alto Networks, Inc. (A)	1,388	298,170
salesforce.com, Inc. (A)	1,780	270,507
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	1,835	305,417
Materials 4.1%		947,314
Chemicals 4.1%
Air Products & Chemicals, Inc.	1,650	271,244
Ecolab, Inc.	2,054	324,881
International Flavors & Fragrances, Inc.	2,477	351,189
Real estate 4.0%		915,595
Equity real estate investment trusts 4.0%
AvalonBay Communities, Inc.	1,199	231,311
Federal Realty Investment Trust	1,089	144,369
HCP, Inc.	4,508	142,182
SBA Communications Corp. (A)	2,179	397,733
Utilities 3.3%		757,952
Electric utilities 1.4%
Avangrid, Inc.	6,491	323,706
Water utilities 1.9%
American Water Works Company, Inc.	4,539	434,246

	Yield (%)	Shares	Value
Short-term investments 0.6%			$149,129
(Cost $149,129)
Money market funds 0.6%			149,129
Federated Government Obligations Fund, Institutional Class	2.2514(B)	149,129	149,129

Total investments (Cost $19,623,243) 99.6%	$23,075,926
Other assets and liabilities, net 0.4%	89,626
Total net assets 100.0%	$23,165,552

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
4	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	466Q1	01/19
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.		3/19

John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 96.5%		$49,954,489
(Cost $44,126,806)
Communication services 9.5%		4,939,087
Diversified telecommunication services 2.5%
Verizon Communications, Inc.	24,054	1,324,413
Interactive media and services 6.1%
Alphabet, Inc., Class A (A)	1,992	2,242,773
Facebook, Inc., Class A (A)	5,455	909,294
Media 0.9%
Omnicom Group, Inc.	5,940	462,607
Consumer discretionary 9.8%		5,091,279
Hotels, restaurants and leisure 1.6%
Starbucks Corp.	12,590	857,883
Internet and direct marketing retail 1.0%
Booking Holdings, Inc. (A)	277	507,688
Multiline retail 1.6%
Target Corp.	11,135	812,855
Specialty retail 4.6%
The Home Depot, Inc.	4,330	794,685
The TJX Companies, Inc.	23,102	1,148,862
Tractor Supply Company	5,074	433,320
Textiles, apparel and luxury goods 1.0%
NIKE, Inc., Class B	6,546	535,986
Consumer staples 7.4%		3,822,365
Food and staples retailing 2.8%
Costco Wholesale Corp.	3,914	840,062
Sysco Corp.	9,525	608,171
Food products 1.3%
McCormick & Company, Inc.	5,681	702,399
Household products 1.4%
The Procter & Gamble Company	7,291	703,363
Personal products 1.9%
Unilever NV	18,097	968,370
Energy 4.1%		2,109,591
Energy equipment and services 0.3%
National Oilwell Varco, Inc.	5,542	163,378
Oil, gas and consumable fuels 3.8%
EOG Resources, Inc.	5,213	517,130
Marathon Oil Corp.	23,465	370,512
Marathon Petroleum Corp.	7,551	500,329
ONEOK, Inc.	8,694	558,242
Financials 12.5%		6,442,325
Banks 6.6%
Bank of America Corp.	48,505	1,380,937
First Republic Bank	4,104	396,570
KeyCorp	35,968	592,393
The PNC Financial Services Group, Inc.	8,434	1,034,599
Capital markets 2.5%
MSCI, Inc.	3,585	610,418
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	13,334	$697,635
Insurance 3.4%
Aflac, Inc.	15,447	736,821
Chubb, Ltd.	7,463	992,952
Health care 16.4%		8,481,582
Biotechnology 2.9%
Biogen, Inc. (A)	1,282	427,906
Celgene Corp. (A)	8,226	727,672
Gilead Sciences, Inc.	4,763	333,458
Health care equipment and supplies 3.7%
Baxter International, Inc.	11,914	863,646
Becton, Dickinson and Company	2,060	513,888
Medtronic PLC	6,218	549,609
Health care providers and services 3.5%
Cigna Corp.	5,628	1,124,531
CVS Health Corp.	4,502	295,106
Quest Diagnostics, Inc.	4,399	384,253
Life sciences tools and services 2.5%
Illumina, Inc. (A)	1,767	494,389
IQVIA Holdings, Inc. (A)	6,061	781,930
Pharmaceuticals 3.8%
Johnson & Johnson	7,896	1,050,800
Merck & Company, Inc.	12,554	934,394
Industrials 8.9%		4,624,221
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	3,636	383,234
Commercial services and supplies 1.0%
Waste Management, Inc.	5,593	535,082
Electrical equipment 1.7%
Eaton Corp. PLC	6,580	501,725
Rockwell Automation, Inc.	2,338	396,338
Industrial conglomerates 0.9%
3M Company	2,216	443,865
Machinery 2.1%
Ingersoll-Rand PLC	5,922	592,437
Xylem, Inc.	6,909	492,335
Professional services 1.4%
Verisk Analytics, Inc. (A)	5,922	695,302
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	5,455	583,903
Information technology 19.9%		10,304,746
Communications equipment 1.7%
Cisco Systems, Inc.	18,962	896,713
IT services 4.9%
Mastercard, Inc., Class A	6,927	1,462,498
PayPal Holdings, Inc. (A)	11,983	1,063,611
Semiconductors and semiconductor equipment 3.2%
Analog Devices, Inc.	5,135	507,646
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
First Solar, Inc. (A)	6,200	$313,658
NXP Semiconductors NV	4,155	361,610
Texas Instruments, Inc.	4,433	446,314
Software 7.8%
Adobe, Inc. (A)	3,013	746,682
Autodesk, Inc. (A)	2,216	326,195
Microsoft Corp.	21,665	2,262,476
Palo Alto Networks, Inc. (A)	3,343	718,143
Technology hardware, storage and peripherals 2.3%
Apple, Inc.	7,205	1,199,200
Materials 2.0%		1,038,455
Chemicals 2.0%
Ecolab, Inc.	3,135	495,863
International Flavors & Fragrances, Inc.	3,827	542,592
Real estate 3.0%		1,528,481
Equity real estate investment trusts 3.0%
American Tower Corp.	3,533	610,644
AvalonBay Communities, Inc.	2,303	444,295
HCP, Inc.	15,014	473,542
Utilities 3.0%		1,572,357
Electric utilities 0.9%
Avangrid, Inc.	9,836	490,521
Water utilities 2.1%
American Water Works Company, Inc.	11,308	1,081,836

	Yield (%)	Shares	Value
Short-term investments 2.9%			$1,517,566
(Cost $1,517,566)
Money market funds 2.9%			1,517,566
Federated Government Obligations Fund, Institutional Class	2.2514(B)	1,517,566	1,517,566

Total investments (Cost $45,644,372) 99.4%	$51,472,055
Other assets and liabilities, net 0.6%	323,892
Total net assets 100.0%	$51,795,947

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	467Q1	01/19
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		3/19

John Hancock

ESG International Equity Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 97.7%		$56,884,425
(Cost $55,639,479)
Australia 1.7%		972,517
Macquarie Group, Ltd.	11,435	972,517
Belgium 1.8%		1,027,547
Umicore SA	24,305	1,027,547
Brazil 1.3%		743,757
Itau Unibanco Holding SA, ADR	69,902	743,757
Canada 1.8%		1,075,725
Canadian Pacific Railway, Ltd.	5,250	1,075,725
Chile 1.6%		910,364
Sociedad Quimica y Minera de Chile SA, ADR	21,340	910,364
China 8.1%		4,689,573
Alibaba Group Holding, Ltd., ADR (A)	7,655	1,289,791
BYD Company, Ltd., H Shares	77,500	458,689
Ctrip.com International, Ltd., ADR (A)	16,935	563,936
ENN Energy Holdings, Ltd.	62,875	602,195
Ping An Insurance Group Company of China, Ltd., H Shares	113,000	1,100,118
Sunny Optical Technology Group Company, Ltd.	68,000	674,844
Denmark 4.7%		2,754,016
Novo Nordisk A/S, B Shares	24,285	1,138,143
Novozymes A/S, B Shares	12,895	539,233
Orsted A/S (B)	14,899	1,076,640
Finland 1.2%		681,044
Sampo OYJ, A Shares	14,865	681,044
France 3.8%		2,238,479
Air Liquide SA	6,355	771,492
AXA SA	28,910	670,426
Schneider Electric SE	11,200	796,561
Germany 6.8%		3,936,747
Bayerische Motoren Werke AG	5,415	456,215
Covestro AG (B)	6,740	372,449
Deutsche Telekom AG	52,170	848,327
Infineon Technologies AG	29,375	653,400
SAP SE	8,995	930,128
Vonovia SE	13,455	676,228
Hong Kong 3.8%		2,221,749
AIA Group, Ltd.	116,000	1,047,424
Beijing Enterprises Water Group, Ltd. (A)	852,000	493,346
Hang Lung Properties, Ltd.	311,000	680,979
India 1.9%		1,082,876
HDFC Bank, Ltd., ADR	11,025	1,082,876
Indonesia 3.2%		1,868,262
Bank Rakyat Indonesia Persero Tbk PT	4,588,397	1,271,857
Kalbe Farma Tbk PT	5,203,800	596,405
Japan 12.9%		7,493,757
Daikin Industries, Ltd.	8,400	909,226
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hoya Corp.	20,000	$1,160,747
Keyence Corp.	1,300	669,000
Kubota Corp.	42,100	667,456
Nippon Telegraph & Telephone Corp.	11,700	502,962
ORIX Corp.	68,200	1,028,716
Panasonic Corp.	53,400	522,905
Shimano, Inc.	5,500	771,739
Shiseido Company, Ltd.	10,600	630,560
Sundrug Company, Ltd.	19,700	630,446
Mexico 1.5%		878,174
Grupo Financiero Banorte SAB de CV, Series O	157,900	878,174
Netherlands 4.6%		2,665,208
ASML Holding NV	4,655	814,006
ING Groep NV	130,360	1,546,824
Wessanen	29,716	304,378
Norway 2.3%		1,359,280
Equinor ASA	59,445	1,359,280
Russia 1.6%		922,611
Yandex NV, Class A (A)	27,475	922,611
South Africa 3.6%		2,117,985
Growthpoint Properties, Ltd.	337,325	660,645
Naspers, Ltd., N Shares	6,300	1,457,340
South Korea 2.8%		1,625,439
LG Household & Health Care, Ltd.	675	767,999
Samsung Electronics Company, Ltd.	20,565	857,440
Spain 2.5%		1,467,256
Melia Hotels International SA	72,564	728,011
Repsol SA	42,115	739,245
Sweden 3.3%		1,945,510
Assa Abloy AB, B Shares	43,070	802,571
Atlas Copco AB, B Shares	26,665	638,074
Svenska Handelsbanken AB, A Shares	46,425	504,865
Switzerland 9.2%		5,344,075
Ferguson PLC	18,674	1,250,467
Julius Baer Group, Ltd. (A)	16,745	673,019
Novartis AG	17,256	1,506,462
Roche Holding AG	7,195	1,914,127
Taiwan 1.3%		782,872
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	20,810	782,872
Thailand 2.8%		1,659,876
Advanced Info Service PCL, Foreign Quota Shares	109,000	625,264
Kasikornbank PCL, Foreign Quota Shares	159,700	1,034,612
United Kingdom 7.6%		4,419,726
Croda International PLC	14,035	888,599
Reckitt Benckiser Group PLC	11,650	896,403
Smith & Nephew PLC	41,430	780,486
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

	Shares	Value
United Kingdom (continued)
Spirax-Sarco Engineering PLC	8,635	$726,206

Unilever NV	21,065	1,128,032
Preferred securities 0.8%		$472,555
(Cost $649,028)
Germany 0.8%		472,555
Henkel AG & Company KGaA	4,855	472,555
Total investments (Cost $56,288,507) 98.5%		$57,356,980
Other assets and liabilities, net 1.5%		862,126
Total net assets 100.0%		$58,219,106

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-19:
Financials	22.9%
Health care	12.3%
Industrials	11.8%
Information technology	9.2%
Consumer staples	8.2%
Consumer discretionary	8.2%
Materials	7.7%
Communication services	7.5%
Energy	3.6%
Utilities	3.6%
Real estate	3.5%
Other assets and liabilities, net	1.5%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$972,517	—	$972,517	—
Belgium	1,027,547	—	1,027,547	—
Brazil	743,757	$743,757	—	—
Canada	1,075,725	1,075,725	—	—
Chile	910,364	910,364	—	—
China	4,689,573	1,853,727	2,835,846	—
Denmark	2,754,016	—	2,754,016	—
Finland	681,044	—	681,044	—
France	2,238,479	—	2,238,479	—
Germany	3,936,747	—	3,936,747	—
Hong Kong	2,221,749	—	2,221,749	—
India	1,082,876	1,082,876	—	—
Indonesia	1,868,262	—	1,868,262	—
Japan	7,493,757	—	7,493,757	—
Mexico	878,174	878,174	—	—
Netherlands	2,665,208	—	2,665,208	—
Norway	1,359,280	—	1,359,280	—
Russia	922,611	922,611	—	—
South Africa	2,117,985	—	2,117,985	—

       5

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Korea	1,625,439	—	1,625,439	—
Spain	1,467,256	—	1,467,256	—
Sweden	1,945,510	—	1,945,510	—
Switzerland	5,344,075	—	5,344,075	—
Taiwan	782,872	782,872	—	—
Thailand	1,659,876	—	1,659,876	—
United Kingdom	4,419,726	—	4,419,726	—
Preferred securities	472,555	—	472,555	—
Total investments in securities	$57,356,980	$8,250,106	$49,106,874	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	469Q1	01/19
This report is for the information of the shareholders of John Hancock ESG International Equity Fund.		3/19

John Hancock

Global Thematic Opportunities Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 93.9%		$297,106,275
(Cost $289,123,723)
Canada 1.0%		3,242,550
West Fraser Timber Company, Ltd.	54,434	3,242,550
China 3.4%		10,577,756
ENN Energy Holdings, Ltd.	385,400	3,691,231
Tencent Holdings, Ltd.	79,200	3,525,558
Tencent Music Entertainment Group, ADR (A)	3	45
Vipshop Holdings, Ltd., ADR (A)	437,051	3,360,922
France 4.9%		15,482,086
Kering SA	16,758	8,404,501
LVMH Moet Hennessy Louis Vuitton SE	16,564	5,313,724
Valeo SA	56,383	1,763,861
Germany 2.8%		8,959,372
Siemens AG	81,599	8,959,372
Hong Kong 3.2%		10,258,683
China Mobile, Ltd.	601,000	6,320,923
Guangdong Investment, Ltd.	2,062,000	3,937,760
Ireland 4.5%		14,147,866
Allegion PLC	73,345	6,297,402
Kingspan Group PLC (A)	191,949	7,850,464
Japan 2.3%		7,407,425
Horiba, Ltd.	80,400	3,957,646
Yahoo Japan Corp.	1,276,300	3,449,779
Netherlands 1.9%		6,018,908
NXP Semiconductors NV	69,159	6,018,908
Singapore 1.8%		5,510,948
Oversea-Chinese Banking Corp., Ltd.	642,400	5,510,948
South Korea 1.4%		4,496,433
Coway Company, Ltd.	59,664	4,496,433
Switzerland 3.4%		10,671,226
Roche Holding AG	40,112	10,671,226
United Kingdom 7.6%		24,149,691
Bunzl PLC	174,808	5,512,055
Halma PLC	193,718	3,562,839
Mondi PLC	404,771	9,788,596
Severn Trent PLC	201,171	5,286,201
United States 55.7%		176,183,331
Alexion Pharmaceuticals, Inc. (A)	13,417	1,649,752
American Water Works Company, Inc.	41,695	3,988,961
Apple, Inc.	65,280	10,865,203
Boston Scientific Corp. (A)	126,062	4,809,265
Cigna Corp.	34,962	6,985,757
Comcast Corp., Class A	149,481	5,466,520
CVS Health Corp.	51,381	3,368,025
Expedia Group, Inc.	47,920	5,714,460
Facebook, Inc., Class A (A)	27,037	4,506,798
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Fidelity National Financial, Inc.	188,329	$6,809,977
Fidelity National Information Services, Inc.	79,781	8,339,508
Global Payments, Inc.	34,876	3,915,877
Halozyme Therapeutics, Inc. (A)	98,887	1,599,992
Ingevity Corp. (A)	50,422	4,743,198
International Flavors & Fragrances, Inc.	22,387	3,174,029
Johnson & Johnson	44,882	5,972,897
KLA-Tencor Corp.	52,069	5,548,993
Littelfuse, Inc.	24,727	4,345,028
Neurocrine Biosciences, Inc. (A)	17,105	1,509,003
Packaging Corp. of America	64,691	6,101,655
Prudential Financial, Inc.	32,810	3,023,113
Sage Therapeutics, Inc. (A)	11,662	1,662,885
Sensata Technologies Holding PLC (A)	68,795	3,267,763
Synopsys, Inc. (A)	75,524	7,050,165
The Toro Company	103,772	6,174,434
Thermo Fisher Scientific, Inc.	32,470	7,976,905
Total System Services, Inc.	70,220	6,292,414
Trimble, Inc. (A)	128,741	4,848,386
UnitedHealth Group, Inc.	42,329	11,437,296
Visa, Inc., Class A	100,870	13,618,459
Xylem, Inc.	102,815	7,326,597

Zebra Technologies Corp., Class A (A)	23,560	4,090,016
Preferred securities 3.6%		$11,419,377
(Cost $10,694,100)
Germany 1.2%		3,863,157
Volkswagen AG	22,649	3,863,157
South Korea 2.4%		7,556,220
Samsung Electronics Company, Ltd.	222,992	7,556,220
Total investments (Cost $299,817,823) 97.5%		$308,525,652
Other assets and liabilities, net 2.5%		7,995,357
Total net assets 100.0%		$316,521,009

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 1-31-19:
Information technology	28.4%
Health care	18.2%
Industrials	14.3%
Consumer discretionary	10.4%
Materials	8.5%
Communication services	7.3%
Utilities	5.4%
Financials	5.0%
Other assets and liabilities, net	2.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$3,242,550	$3,242,550	—	—
China	10,577,756	3,360,967	$7,216,789	—
France	15,482,086	—	15,482,086	—
Germany	8,959,372	—	8,959,372	—
Hong Kong	10,258,683	—	10,258,683	—
Ireland	14,147,866	6,297,402	7,850,464	—
Japan	7,407,425	—	7,407,425	—
Netherlands	6,018,908	6,018,908	—	—
Singapore	5,510,948	—	5,510,948	—
South Korea	4,496,433	—	4,496,433	—
Switzerland	10,671,226	—	10,671,226	—
United Kingdom	24,149,691	—	24,149,691	—
United States	176,183,331	176,183,331	—	—
Preferred securities	11,419,377	—	11,419,377	—
Total investments in securities	$308,525,652	$195,103,158	$113,422,494	—

For additional information on the fund's significant accounting policies, please refer to the fund's prospectus.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	471Q1	01/19
This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019